                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09093

                                  E*TRADE Funds
               (Exact name of registrant as specified in charter)

                4500 Bohannon Drive
               Menlo Park, California                    94025
      (Address of principal executive offices)         (Zip code)

                                   Dennis Webb
                                  E*TRADE Funds
                               4500 Bohannon Drive
                          Menlo Park, California 94025
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-650-331-6000

                   Date of fiscal year end: December 31, 2004

                     Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

New semi-annual report
E*TRADE Index Funds
Now with the lowest expense ratios in the industry/1/

Dear Shareholder:

I am pleased to provide you with the new semi-annual report for the E*TRADE Index Funds for the period ended June 30, 2004.

A Period of Positive Growth

This most recent reporting period has been a good one:

     .    All of our index funds posted positive asset growth
     . Our S&P 500, Russell 2000, and International Index Funds appeared on the E*TRADE FINANCIAL Mutual Fund All-Star List--a quarterly list of leading funds/2/
     . The E*TRADE Technology Index Fund --the only fund of its kind in the industry--continued to grow its assets

We Raised the Bar by Lowering Our Costs

We recently raised the bar for mutual funds by lowering our costs-- the E*TRADE Index Funds now feature the lowest expense ratios in the industry./1/ This makes our proprietary stock index funds an even more cost-efficient way for investors to gain broad diversification and balance their holdings.

As the overall economy continues to demonstrate signs of renewed vigor, we remain committed to providing you with an affordable way to invest in specific asset classes and create a solid diversified portfolio.

I hope you will find this report valuable and informative.

In the meantime, as always, thank you for your continued investment in the E*TRADE Index Funds. We look forward to serving your financial needs for many years to come.

Sincerely,


/s/ Dennis Webb
--------------------
Dennis Webb
President
E*TRADE Funds

(Disclosures)

PLEASE READ THE IMPORTANT INFORMATION BELOW

This material is intended for use only with E*TRADE Index Fund shareholders who have previously received a copy of the most recent prospectus.

/1/ The E*TRADE Index Funds had the lowest effective expense ratio because E*TRADE Asset Management ("ETAM") contractually limited their expenses. The expense ratios of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. Effective April 29, 2004, ETAM has agreed contractually to limit each Fund's expense ratio until April 30, 2005. There is no assurance that the expense limitation will continue beyond that date or will continue at the currently specified levels. ETAM may determine to discontinue the contractual expense limitation at the currently specified level if the Fund's assets do not increase significantly by April 30, 2005. Effective September 30, 2004, ETAM will assess an account maintenance fee of $2.50 per quarter per Fund ("Account Maintenance Fee") to offset shareholder servicing costs if your Fund balance falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The Account Maintenance Fee is determined and paid at the end of the calendar quarter. The Account Maintenance Fee will not be applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the Account Maintenance Fee will be waived if your total E*TRADE Funds assets are $10,000 or more.

/2/ The All-Star Funds are a quarterly list of leading funds selected by E*TRADE Global Asset Management, Inc. based on research provided in its capacity as a registered broker-dealer. Funds selected for the All-Star List are selected from the no load, no transaction fee mutual funds offered through E*TRADE Securities. All-Star Funds typically have at least a three year track record and compare favorably against their peers based on historical return, risk, expenses, manager tenure, performance and style consistency, asset size and growth and must be 1) structured through sound investment philosophy and process, 2) implemented with acceptable level of investment risk management strategy, 3) designed to deliver reasonable investment return, 4) possess competitive product advantage, and 5) supported by a well balanced investment firm.

The E*TRADE FINANCIAL family of companies provides financial services that include brokerage, banking, and lending. Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

We take your privacy seriously. To learn more about our use of personal information, please read our Privacy Statement.

(C)2004 E*TRADE FINANCIAL Corp. All rights reserved.

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                              Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS (98.3% OF NET ASSETS)
ADVERTISING                                          (0.5%)
ADVO, Inc.                                                     1,387   $ 45,659
aQuantive, Inc.                                                2,229     22,023*
Catalina Marketing Corp.                                       2,658     48,615*
DoubleClick, Inc.                                              6,300     48,951*
Grey Global Group, Inc.                                           40     39,400
Marchex, Inc.                                                    200      2,232*
Sitel Corp.                                                    3,000     12,660*
ValueVision Media, Inc., Class A                                 779     10,143*
Ventiv Health, Inc.                                              800     12,384*
                                                                       --------
                                                                        242,067
                                                                       --------

AEROSPACE/DEFENSE                                    (0.7%)
AAR Corp.                                                      1,524     17,297*
BE Aerospace, Inc.                                             1,700     12,886*
Curtiss-Wright Corp.                                             952     53,493
DRS Technologies, Inc.                                         1,136     36,238*
Ducommun, Inc.                                                   355      7,590*
GenCorp., Inc.                                                 1,862     24,932
HEICO Corp.                                                      872     15,914
Innovative Solutions & Support                                   300      5,856*
MTC Technologies, Inc.                                           315      8,133*
Orbital Sciences Corp.                                         2,498     34,497*
Sequa Corp., Class A                                             280     16,372*
Teledyne Technologies, Inc.                                    1,480     29,630*
Titan Corp. (The)                                              4,324     56,126*
United Industrial Corp.                                          517     12,072
                                                                       --------
                                                                        331,036
                                                                       --------

AGRICULTURE                                          (0.1%)
Delta & Pine Land Co.                                          1,782     39,115
DIMON, Inc.                                                    2,119     12,121
Maui Land & Pineapple Co., Inc.                                  175      5,950*
                                                                       --------
                                                                         57,186
                                                                       --------

AIRLINES                                             (0.7%)
Airtran Holdings, Inc.                                         4,336     61,311*
Alaska Air Group, Inc.                                         1,196     28,549*
Alaska Communications Systems Group, Inc.                        500      3,050*
America West Holdings Corp., Class B                           1,640     14,891*
Atlantic Coast Airlines Holdings, Inc.                         2,111     12,117*
Continental Airlines, Inc., Class B                            3,397     38,624*
Delta Air Lines, Inc.                                          5,600     39,872
ExpressJet Holdings, Inc.                                      1,770     21,488*
Frontier Airlines, Inc.                                        1,883     20,487*
Mesa Air Group, Inc.                                           1,470     11,892*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Northwest Airlines Corp.                                        3,833    42,623*
Pinnacle Airlines Corp.                                           900    10,170*
Republic Airways Holdings, Inc.                                   200     2,850*
SkyWest, Inc.                                                   2,988    52,021
                                                                        -------
                                                                        359,945
                                                                        -------

APPAREL                                               (0.6%)
Cache, Inc.                                                       300     4,053
Carter's, Inc.                                                    300     8,733*
Cherokee, Inc.                                                    358     8,982
Deckers Outdoor Corp.                                             400    11,796*
Escalade, Inc.                                                    400     9,244
Gymboree Corp.                                                  1,427    21,919*
Hartmarx Corp.                                                  1,100     6,930
K-Swiss, Inc., Class A                                          1,220    24,656
OshKosh B'Gosh, Inc., Class A                                     259     6,467
Oxford Industries, Inc.                                           592    25,788
Phillips-Van Heusen Corp.                                       1,140    21,945
Quiksilver, Inc.                                                2,930    69,763*
Russell Corp.                                                   1,298    23,312
Skechers U.S.A. Inc., Class A                                     961    12,493*
Stride Rite Corp.                                               1,816    20,030
Warnaco Group, Inc. (The)                                       2,370    50,410*
Weyco Group, Inc.                                                 130     4,458
                                                                        -------
                                                                        330,979
                                                                        -------

AUTO MANUFACTURERS                                    (0.3%)
A.S.V., Inc.                                                      395    12,367*
Aftermarket Technology Corp.                                      490     8,085*
CLARCOR, Inc.                                                   1,162    53,220
Collins & Aikman Corp.                                          1,800    10,062*
Smith (A.O.) Corp.                                                828    26,322
Wabash National Corp.                                           1,207    33,253*
                                                                        -------
                                                                        143,309
                                                                        -------

AUTO PARTS & EQUIPMENT                                (1.0%)
ArvinMeritor, Inc.                                              3,600    70,452
Bandag, Inc.                                                      531    23,645
Cooper Tire & Rubber Co.                                        3,379    77,717
Exide Technologies                                              1,100    22,495*
Goodyear Tire & Rubber Co. (The)                                7,921    72,002
Hayes Lemmerz International, Inc.                               2,000    30,200*
Modine Manufacturing Co.                                        1,076    34,271
Noble International, Ltd.                                         300     7,431
Standard Motor Products, Inc.                                     591     8,705
Strattec Security Corp.                                           175    11,975*
Superior Industries International, Inc.                         1,022    34,186

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Tenneco Automotive, Inc.                                        2,207    29,199*
Tower Automotive, Inc.                                          2,991    10,887*
United Panam Financial Corp.                                      200     3,410*
Visteon Corp.                                                   6,754    78,819
                                                                        -------
                                                                        515,394
                                                                        -------

BANKS                                                (10.1%)
1st Source Corp.                                                  517    12,915
ABC Bancorp                                                       407     8,278
Alabama National Bancorp                                          542    30,065
AMCORE Financial, Inc.                                          1,131    34,111
Americanwest Bancorp.                                             440     8,426
Anchor BanCorp Wisconsin, Inc.                                    894    23,637
Apollo Investment Corp.                                         3,200    44,064*
Arrow Financial Corp.                                             348    10,597
BancFirst Corp.                                                   196    11,711
Bancorp Bank (The)                                                300     5,313*
Bancorpsouth, Inc.                                              4,000    90,120
BancTrust Financial Group, Inc.                                   388     6,798
Bank Mutual Corp.                                               4,061    44,265
Bank of Granite Corp.                                             601    12,567
Bank of the Ozarks, Inc.                                          488    11,370
BankAtlantic Bancorp, Inc., Class A                             1,977    36,476
BankUnited Financial Corp., Class A                             1,198    30,908*
Banner Corp.                                                      495    14,385
Berkshire Hills Bancorp, Inc.                                     286    10,611
BFC Financial Corp.                                               300     3,540*
Boston Private Financial Holdings, Inc.                         1,209    28,000
Brookline Bancorp, Inc.                                         3,086    45,272
Bryn Mawr Bank Corp.                                              350     7,963
BSB Bancorp, Inc.                                                 375    13,331
Camden National Corp.                                             348    11,508
Capital City Bank Group, Inc.                                     446    17,657
Capital Corporation of the West                                   185     7,185*
Capital Crossing Bank                                             100     5,583*
Capital Southwest Corp.                                           100     7,903
Capitol Bancorp, Ltd.                                             447    11,626
Cascade Bancorp                                                   715    13,213
Cathay General Bancorp                                          1,025    68,368
CB Bancshares, Inc.                                               199    18,547
Center Financial Corp.                                            400     6,060
Central Coast Bancorp                                             461     8,436
Central Pacific Financial Corp.                                   720    19,800
Century Bancorp, Inc., Class A                                    169     5,558
Charter Financial Corp.                                           175     5,950
Chemical Financial Corp.                                        1,104    40,727
Chittenden Corp.                                                1,661    58,384

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                                Shares    Value
--------------------------------------------------------------------------------
Circle Group Holdings, Inc.                                        900    4,635*
Citizens Banking Corp.                                           2,010   62,411
Citizens First Bancorp, Inc.                                       378    9,000
City Bank                                                          333   10,663
City Holding Co.                                                   775   24,475
Clifton Savings Bancorp, Inc.                                      600    7,086
Coastal Financial Corp.                                            524    7,834
CoBiz, Inc.                                                        633    8,754
Columbia Bancorp                                                   309    9,029
Columbia Banking System, Inc.                                      638   14,164
Commercial Capital Bancorp, Inc.                                 1,681   29,199*
Commercial Federal Corp.                                         2,162   58,590
Community Bank System, Inc.                                      1,120   25,525
Community Banks, Inc.                                              467   13,716
Community First Bankshares, Inc.                                 1,697   54,626
Community Trust Bancorp, Inc.                                      529   16,135
Corus Bankshares, Inc.                                             686   28,201
CVB Financial Corp.                                              1,683   36,656
Dime Community Bancshares                                        1,381   24,140
Downey Financial Corp.                                             900   47,925
East West Bancorp, Inc.                                          2,634   80,853
Farmers Capital Bank Corp.                                         300   10,725
Fidelity Bankshares, Inc.                                          647   22,936
Financial Institutions, Inc.                                       352    8,694
First Bancorp North Carolina                                       377   12,603
First Bancorp Puerto Rico                                        1,600   65,200
First Busey Corp., Class A                                         411   12,018
First Charter Corp.                                              1,392   30,332
First Citizens BancShares, Inc., Class A                           273   33,306
First Commonwealth Financial Corp.                               4,271   55,395
First Community Bancorp                                            563   21,642
First Community Bancshares, Inc.                                   423   14,171
First Federal Capital Corp.                                        878   24,435
First Financial Bancorp                                          1,575   27,909
First Financial Bankshares, Inc.                                   602   25,242
First Financial Corp.                                              618   19,714
First Financial Holdings, Inc.                                     576   16,595
First Indiana Corp.                                                550   10,478
First Merchants Corp.                                              837   21,720
First Midwest Bancorp, Inc.                                      2,400   84,504
First National Bankshares of Florida, Inc.                       2,463   46,674
First Niagara Financial Group, Inc.                              4,330   51,960
First Oak Brook Bancshares, Class A                                336   10,181
First of Long Island Corp.                                         166    7,666
First Place Financial Corp.                                        574   10,659
First Republic Bank                                                612   26,365
First Sentinel Bancorp, Inc.                                     1,107   22,749

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                                Shares    Value
--------------------------------------------------------------------------------
First State Bancorp                                                341   10,476
FirstFed Financial Corp.                                           754   31,366
Flagstar Bancorp, Inc.                                           1,453   28,886
Flushing Financial Corp.                                           762   13,449
FNB Corp.                                                        2,400   48,960
FNB Corp. (Virginia)                                               329    9,482
Franklin Bank Corp.                                                500    7,910*
Frontier Financial Corp.                                           718   25,087
GB&T Bancshares, Inc.                                              272    6,501
German American Bancorp                                            417    7,006
Glacier Bancorp, Inc.                                            1,125   31,691
Gold Bancorp, Inc.                                               1,858   28,799
Great Southern Bancorp, Inc.                                       488   14,274
Greater Bay Bancorp                                              2,689   77,712
Hancock Holding Co.                                              1,286   37,371
Hanmi Financial Corp.                                              429   12,656
Harbor Florida Bancshares, Inc.                                    989   27,207
Harleysville National Corp.                                      1,122   28,723
Harris & Harris Group, Inc.                                        600    7,338
Heartland Financial USA, Inc.                                      443    8,129
Horizon Financial Corp.                                            500    9,950*
Hudson River Bancorp, Inc.                                       1,382   23,591
Humboldt Bancorp                                                   700   14,637
IBERIABANK Corp.                                                   325   19,234
Independent Bank Corp. (Massachusetts)                             651   18,846
Independent Bank Corp. (Michigan)                                  801   20,345
Integra Bank Corp.                                                 730   16,082
Interchange Financial Services Corp.                               543   13,510
International Bancshares Corp.                                      31    1,257
Irwin Financial Corp.                                              800   21,120
ITLA Capital Corp.                                                 294   11,928*
K-Fed Bancorp.                                                     300    3,825*
KNBT Bancorp, Inc.                                               1,400   23,380
Lakeland Bancorp, Inc.                                             625   10,088
Lakeland Financial Corp.                                           271    9,079
Macatawa Bank Corp.                                                394   10,831
MAF Bancorp, Inc.                                                1,265   53,990
Main Street Banks, Inc.                                            622   17,478
MainSource Financial Group, Inc.                                   403    8,181
MB Financial, Inc.                                                 791   29,117
MBT Financial Corp.                                                677   12,335
Mercantile Bank Corp.                                              373   13,596
Mid-State Bancshares                                             1,068   25,109
Midwest Banc Holdings, Inc.                                        457   10,191
Nara Bancorp, Inc.                                                 846   14,492
NASB Financial, Inc.                                               130    5,487
National Penn Bancshares, Inc.                                   1,072   31,881

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                                Shares    Value
--------------------------------------------------------------------------------
NBC Capital Corp.                                                  343    9,258
NBT Bancorp, Inc.                                                1,559   34,828
Net.B@nk, Inc.                                                   2,384   26,057
Northwest Bancorp, Inc.                                            863   19,763
OceanFirst Financial Corp.                                         392    9,388
Ocwen Financial Corp.                                            1,878   22,611*
Old National Bancorp/IN                                          3,400   84,422
Old Second Bancorp, Inc.                                           308   16,247
Omega Financial Corp.                                              349   12,016
Oriental Financial Group, Inc.                                     764   20,681
Pacific Capital Bancorp                                          2,354   66,218
Park National Corp.                                                600   76,626
Partners Trust Financial Group, Inc.                               300    5,880
Peapack-Gladstone Financial Corp.                                  328   10,535
PennFed Financial Services, Inc.                                   182    6,188
PennRock Financial Services Corp.                                  311    9,392
Peoples Bancorp, Inc.                                              485   12,896
Peoples Holding Co.                                                379   13,098
PFF Bancorp, Inc.                                                  553   20,594
Piper Jaffray Cos.                                                 900   40,707
PrivateBancorp, Inc.                                               716   19,661
Prosperity Bancshares, Inc.                                        680   16,558
Provident Bankshares Corp.                                       1,453   41,905
Provident Financial Holdings, Inc.                                 249    5,889
Provident Financial Services, Inc.                               3,109   54,563
Quaker City Bancorp, Inc.                                          266   14,614
R&G Financial Corp., Class B                                     1,235   40,829
Republic Bancorp, Inc.                                           3,309   45,995
Republic Bancorp, Inc., Class A                                    402    8,116
Riggs National Corp.                                               760   16,051
Royal Bancshares of Pennsylvania, Class A                          223    5,530
S&T Bancorp, Inc.                                                1,136   36,329
Sanders Morris Harris Group, Inc.                                  500    7,375
Sandy Spring Bancorp, Inc.                                         694   24,117
Santander BanCorp                                                  225    5,562
SCBF Financial Corp.                                               331    9,980
Seacoast Banking Corp. of Florida                                  548   11,470
Second Bancorp, Inc.                                               407   12,735
Security Bank Corp.                                                175    6,081
Signature Bank                                                     300    7,128*
Silicon Valley Bancshares                                        1,875   74,344*
Simmons First National Corp., Class A                              644   16,763
Smithtown Bancorp, Inc.                                            200    8,136
Southern Community Financial Corp.                                 700    7,308
Southside Bancshares, Inc.                                         383    8,043
Southwest Bancorp of Texas, Inc.                                 1,582   69,798
Southwest Bancorp, Inc.                                            461    8,413

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
State Bancorp, Inc.                                             409       9,992
State Financial Services Corp., Class A                         290       8,601
Sterling Bancorp (New York)                                     604      16,682
Sterling Bancshares, Inc.                                     2,363      33,531
Sterling Financial Corp. (Pennsylvania)                         963      25,067
Sterling Financial Corp. (Washington)                         1,083      34,515*
Suffolk Bancorp                                                 514      16,756
Sun Bancorp, Inc. (New Jersey)                                  330       7,016*
Susquehanna Bancshares, Inc.                                  2,474      62,246
SY Bancorp, Inc.                                                578      13,531
Taylor Capital Group, Inc.                                      176       3,828
Texas Capital Bancshares, Inc.                                1,000      16,600*
Texas Regional Bancshares, Inc., Class A                      1,293      59,362
TierOne Corp.                                                   928      19,961*
Tompkins Trustco, Inc.                                          350      16,625
TriCo Bancshares                                                552      10,433
TrustCo Bank Corp. NY                                         3,862      50,592
Trustmark Corp.                                               2,200      63,624
UMB Financial Corp.                                             656      33,863
Umpqua Holdings Corp.                                         1,287      27,014
Union Bankshares Corp.                                          385      12,166
United Bankshares, Inc.                                       1,700      55,250
United Community Banks, Inc.                                  1,289      32,457
United Community Financial Corp.                              1,209      15,717
Univest Corp. of Pennsylvania                                   300      15,300
Unizan Financial Corp.                                          984      25,682
USB Holding Co., Inc.                                           509      11,666
Virginia Commerce Bancorp                                       200       5,902*
Virginia Financial Group, Inc.                                  350      12,023
Washington Trust Bancorp, Inc.                                  563      14,621
Waypoint Financial Corp.                                      1,425      39,316
WesBanco, Inc.                                                  819      23,857
West Bancorporation                                             731      12,785
West Coast Bancorp                                              692      14,836
Westamerica Bancorp.                                          1,500      78,674
Western Sierra Bancorp                                          300       9,291*
Westfield Financial, Inc.                                       223       4,536
Wilshire Financial Services Group                               600       5,574
Wilshire State Bank (California)                                300       7,356*
Wintrust Financial Corp.                                        919      46,419
WSFS Financial Corp.                                            259      12,606
Yardville National Bancorp                                      424      10,600
                                                                      ---------
                                                                      5,128,472
                                                                      ---------

BEVERAGES                                           (0.2%)
Boston Beer Co., Inc., Class A                                  369       7,432*
Coca-Cola Bottling Co. Consolidated                             196      11,346

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                                Shares    Value
--------------------------------------------------------------------------------
Farmer Brothers Co.                                                330    8,854
Hansen Natural Corp                                                300    7,599*
National Beverage Corp.                                            336    3,336*
Peet's Coffee & Tea, Inc.                                          537   13,420*
Robert Mondavi Corp. (The), Class A                                489   18,103*
Standard Commercial Corp.                                          449    8,104
                                                                         ------
                                                                         78,194
                                                                         ------

BIOTECHNOLOGY                                          (1.7%)
Accelrys, Inc.                                                   1,078   10,629*
Alexion Pharmaceuticals, Inc.                                    1,014   18,860*
Applera Corp. - Celera Genomics Group                            3,832   44,106*
Ariad Pharmaceuticals, Inc.                                      2,696   20,193*
Avant Immunotherapeutics, Inc.                                   3,834   10,198*
Axonyx, Inc.                                                     2,700   14,148*
Barrier Therapeutics, Inc.                                         300    4,206*
BioCryst Pharmaceuticals, Inc.                                     800    5,520*
Bioveris Corp.                                                     943    7,846*
Cambrex Corp.                                                    1,179   29,746
Cancervax Corp.                                                    800    6,088*
Ciphergen Biosystems, Inc.                                       1,049    7,679*
Corgentech, Inc.                                                   300    4,836*
CuraGen Corp.                                                    1,991   11,966*
Curis, Inc.                                                      1,900    8,398*
Cytogen Corp.                                                      700   11,130*
Cytokinetics, Inc.                                                 300    4,455*
deCODE genetics, Inc.                                            2,476   21,046*
Diversa Corp.                                                    1,075   10,890*
Encysive Pharmaceuticals, Inc.                                   2,717   23,095*
Exelixis, Inc.                                                   3,290   33,196*
Genaera Corp.                                                    2,700   11,340*
Genelabs Technologies                                            4,600   10,626*
Genencor International, Inc.                                       358    5,860*
GTX, Inc.                                                          200    2,082*
Human Genome Sciences, Inc.                                      6,700   77,921*
Illumina, Inc.                                                   1,300    8,255*
Immunomedics, Inc.                                               1,918    9,341*
Incyte Corp.                                                     3,213   24,547*
Integra LifeSciences Holdings Corp.                                924   32,589*
Keryx Biopharmaceuticals, Inc.                                   1,000   12,660*
Kosan Biosciences, Inc.                                            924    7,300*
Lexicon Genetics, Inc.                                           3,289   25,786*
Lifecell Corp.                                                   1,300   14,677*
Marshall Edwards, Inc.                                             300    2,259*
Maxim Pharmaceuticals, Inc.                                      1,300   12,545*
Maxygen, Inc.                                                    1,039   10,982*
Myogen, Inc.                                                       600    4,656*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Myriad Genetics, Inc.                                           1,259    18,784*
Nanogen, Inc.                                                   1,600    10,752*
Northfield Laboratories, Inc.                                     900    12,834*
Oscient Pharmaceuticals Corp.                                   3,100    15,841*
Peregrine Pharmaceuticals, Inc.                                 6,524     9,590*
Regeneration Technologies, Inc.                                 1,084    11,631*
Regeneron Pharmaceuticals, Inc.                                 1,759    18,522*
Seattle Genetics, Inc.                                          1,471    10,341*
TECHNE Corp.                                                    2,163    93,982*
Telik, Inc.                                                     2,273    54,257*
Tercica, Inc.                                                     300     2,454*
Third Wave Technologies, Inc.                                   1,271     5,707*
Transkaryotic Therapies, Inc.                                   1,372    20,525*
Vion Pharmaceuticals, Inc.                                      2,900    12,064*
                                                                        -------
                                                                        878,941
                                                                        -------

BUILDING MATERIALS                                    (1.0%)
Aaon, Inc.                                                        400     8,076*
Apogee Enterprises, Inc.                                        1,215    12,636
Ceradyne, Inc.                                                    761    27,221*
Drew Industries, Inc.                                             307    12,495*
Eagle Materials, Inc.                                             860    61,077
ElkCorp                                                           889    21,283
Genlyte Group, Inc. (The)                                         592    37,225*
Integrated Electrical Services, Inc.                            1,539    12,389*
Lennox International, Inc.                                      2,344    42,426
LSI Industries, Inc.                                              933    10,730
NCI Building Systems, Inc.                                        873    28,416*
Simpson Manufacturing Co., Inc.                                   806    45,233*
Texas Industries, Inc.                                            982    40,429
Trex Co., Inc.                                                    469    17,705*
US Concrete, Inc.                                               1,000     7,050*
USG Corp.                                                       1,480    26,018*
York International Corp.                                        1,899    77,991
                                                                        -------
                                                                        488,400
                                                                        -------

CHEMICALS                                             (2.8%)
Aceto Corp.                                                       762    13,411
Airgas, Inc.                                                    3,100    74,121*
Albemarle Corp.                                                 1,421    44,975
American Vanguard Corp.                                           200     6,746
Arch Chemicals, Inc.                                            1,020    29,396
Bio-Rad Laboratories, Inc., Class A                               800    47,088
Cabot Microelectronics Corp.                                    1,141    34,926*
Calgon Carbon Corp.                                             1,607    10,767
Crompton Corp.                                                  5,984    37,699
Cytec Industries Corp.                                          1,800    81,810

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Ferro Corp.                                                   2,193      58,509
Georgia Gulf Corp.                                            1,268      45,470
Grace (W.R.) & Co.                                            3,387      20,999*
Great Lakes Chemical Corp.                                    2,588      70,031
H.B. Fuller Co.                                               1,309      37,176
Hercules, Inc.                                                5,712      69,629*
IMC Global, Inc.                                              5,964      79,918
Kronos Worldwide, Inc.                                          158       5,405*
MacDermid, Inc.                                               1,287      43,565
Millennium Chemicals, Inc.                                    3,377      58,490
Minerals Technologies, Inc.                                     980      56,840
Myers Industries, Inc.                                          997      14,058
Newmarket Corp.                                                 665      14,278*
NL Industries, Inc.                                             408       5,916
Nuco2, Inc.                                                     300       5,910
Octel Corp.                                                     536      14,113
Olin Corp.                                                    3,604      63,502
OM Group, Inc.                                                1,322      43,639*
OMNOVA Solutions, Inc.                                        1,852      11,297*
PolyOne Corp.                                                 4,779      35,556
Quaker Chemical Corp.                                           358       9,888
Raven Industries, Inc.                                          390      13,857
Rogers Corp.                                                    743      51,936*
Schulman (A.), Inc.                                           1,384      29,742
Spartech Corp.                                                1,171      30,376
Stepan Co.                                                      266       6,956
SurModics, Inc.                                                 651      16,041*
Symyx Technologies, Inc.                                      1,277      30,801*
Terra Industries, Inc.                                        1,800      10,134*
Valhi, Inc.                                                     418       4,753
Vertex Pharmaceuticals, Inc.                                  4,081      44,238*
Wellman, Inc.                                                 1,515      12,317
                                                                      ---------
                                                                      1,396,279
                                                                      ---------

COMMERCIAL SERVICES                                 (4.6%)
Aaron Rents, Inc.                                             1,184      39,238
ABM Industries, Inc.                                          1,705      33,196
Ace Cash Express, Inc.                                          400      10,276*
Actuant Corp., Class A                                        1,041      40,589*
Administaff, Inc.                                             1,014      16,832*
Advisory Board Co. (The)                                        770      27,412*
Albany Molecular Research, Inc.                               1,095      14,158*
Alderwoods Group, Inc.                                        1,829      22,314*
Arbitron, Inc.                                                1,443      52,698*
Armor Holdings, Inc.                                          1,327      45,118*
Atrix Laboratories, Inc.                                      1,035      35,480*
Bowne & Co., Inc.                                             1,610      25,519

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                                Shares   Value
--------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.                             652   34,954*
CDI Corp.                                                          588   20,345
Central Parking Corp.                                              847   15,830
Charles River Associates, Inc.                                     484   14,980*
Chemed Corp.                                                       551   26,724
Clark, Inc.                                                        716   13,282*
CMGI, Inc.                                                      19,536   38,095
Coinstar, Inc.                                                     987   21,684*
Consolidated Graphics, Inc.                                        518   22,818*
Cornell Cos., Inc.                                                 585    7,956*
CorVel Corp.                                                       334    9,469*
CoStar Group, Inc.                                                 787   36,147*
Cross Country Healthcare, Inc.                                   1,098   19,929*
Darling International, Inc.                                      3,272   13,742*
DiamondCluster International, Inc.                               1,200   10,428*
Electro Rent Corp.                                                 819    8,575*
Euronet Worldwide, Inc.                                          1,043   24,125*
Exponent, Inc.                                                     300    8,061*
Exult, Inc.                                                      2,574   13,848*
First Health Group Corp.                                         4,800   74,928*
FTI Consulting, Inc.                                             2,233   36,845*
Gartner Inc., Class A                                            3,554   46,984*
Gevity HR, Inc.                                                  1,119   29,307
Greg Manning Auctions, Inc.                                        200    3,060*
GSI Commerce, Inc.                                                 910    8,763*
Harris Interactive, Inc.                                         2,584   17,364*
Healthcare Services Group, Inc.                                    682   10,435
Heidrick & Struggles International, Inc.                           778   23,091*
Hudson Highland Group, Inc.                                        489   14,993*
Insurance Auto Auctions, Inc.                                      418    7,106*
Interactive Data Corp.                                           1,700   29,614*
Intersections, Inc.                                                300    7,197*
iPayment Holdings, Inc.                                            482   19,762*
j2 Global Communications, Inc.                                     855   23,769*
Kelly Services, Inc., Class A                                      761   22,678
Kforce, Inc.                                                     1,200   11,328*
Korn/Ferry International                                         1,444   27,970*
Kroll, Inc.                                                      1,614   59,524*
Labor Ready, Inc.                                                1,922   29,791*
Landauer, Inc.                                                     363   16,212
Learning Tree International, Inc.                                  410    5,949*
Lecg Corp.                                                         600   10,386*
Magellan Health Services, Inc.                                   1,200   40,140*
MAXIMUS, Inc.                                                      865   30,673*
McGrath Rentcorp                                                   425   15,704
Medical Staffing Network Holdings, Inc.                            526    3,387*
Midas, Inc.                                                        738   12,841*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Mobile Mini, Inc.                                               627      17,813*
Monro Muffler Brake, Inc.                                       405       9,825*
MPS Group, Inc.                                               5,416      65,642*
Navigant Consulting Co.                                       2,384      51,113*
NetRatings, Inc.                                                607       9,888*
PDI, Inc.                                                       393      11,920*
Plexus Corp.                                                  2,275      30,713*
Pre-Paid Legal Services, Inc.                                   432      10,295*
PRG-Schultz International, Inc.                               1,879      10,278*
Princeton Review, Inc. (The)                                    719       5,443*
Proxymed, Inc.                                                  300       5,058*
Quanta Services, Inc.                                         3,694      22,977*
R.R. Donnelley Corp.                                          1,020      44,615*
Rent-Way, Inc.                                                1,166      10,494*
Resources Connection, Inc.                                    1,098      42,943*
Rewards Network, Inc.                                           688       6,192*
Rollins, Inc.                                                   889      20,456
SFBC International, Inc.                                        589      18,453*
Sotheby's Holdings, Inc., Class A                             2,130      33,995*
Source Interlink Cos., Inc.                                     900      10,008*
SOURCECORP, Inc.                                                710      19,539*
Spherion Corp.                                                3,170      32,144*
Stamps.com, Inc.                                                818       8,335*
Stewart Enterprises, Inc., Class A                            5,536      45,063*
Strayer Education, Inc.                                         685      76,424
TeleTech Holdings, Inc.                                       1,744      15,295*
Thomas Nelson, Inc.                                             462      10,506
TNS, Inc.                                                       200       4,360*
Trimeris, Inc.                                                  725      10,462*
Tyler Technologies, Inc.                                      1,677      15,864*
United Rentals, Inc.                                          2,279      40,771
Universal Technical Institute, Inc.                             600      23,982*
URS Corp.                                                     1,483      40,634*
Valassis Communications, Inc.                                 2,700      82,269*
Volt Information Sciences, Inc.                                 366      11,533*
Watson Wyatt & Co. Holdings                                   1,500      39,975*
Wireless Facilities, Inc.                                     2,484      24,418*
World Fuel Services Corp.                                       548      24,704
                                                                      ---------
                                                                      2,328,022
                                                                      ---------

COMPUTERS                                           (5.2%)
ActivCard Corp.                                               1,964      14,259
Advanced Digital Information Corp.                            3,294      31,952*
Advent Software, Inc.                                         1,088      19,660*
Agile Software Corp.                                          2,737      23,949*
ANSYS, Inc.                                                     690      32,430*
Anteon International Corp.                                    1,264      41,232*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                                Shares    Value
--------------------------------------------------------------------------------
Aspen Technology, Inc.                                           2,148   15,594*
autobytel.com, Inc.                                              1,907   17,316*
BISYS Group, Inc.                                                6,200   87,172*
Black Box Corp.                                                    747   35,303
Brocade Communications Systems, Inc.                            13,500   80,730*
CACI International Inc., Class A                                 1,339   54,149*
Carreker, Inc.                                                     900    9,018*
CCC Information Services Group, Inc.                               609   10,225*
CIBER, Inc.                                                      2,689   22,104*
Concur Technologies, Inc.                                        1,156   12,369*
Covansys Corp.                                                     900    9,297*
Cray, Inc.                                                       4,487   29,704*
CyberGuard Corp.                                                   629    5,133*
Dendrite International, Inc.                                     1,652   30,694*
Digimarc Corp.                                                     734    9,799*
Digital River, Inc.                                              1,481   48,325*
DigitalNet Holdings, Inc.                                          300    6,099*
Digitas, Inc.                                                    2,760   30,443*
Dot Hill Systems Corp.                                           2,017   22,611*
Drexler Technology Corp.                                           413    5,505*
DSP Group, Inc.                                                  1,350   36,774*
E.piphany, Inc.                                                  3,960   19,127*
Echelon Corp.                                                    1,318   14,748*
Eclipsys Corp.                                                   1,682   25,667*
eCollege.com, Inc.                                                 745   11,920*
Electronics For Imaging, Inc.                                    2,755   77,856*
Enterasys Networks, Inc.                                        10,907   23,014*
Entrust, Inc.                                                    3,277   14,747*
Epicor Software Corp.                                            1,730   24,307*
Extreme Networks, Inc.                                           5,633   31,094*
FalconStor Software, Inc.                                        1,207    9,318*
Gateway, Inc.                                                   11,534   51,903*
Group 1 Software, Inc.                                             529   12,141*
Hypercom Corp.                                                   2,596   21,936*
Hyperion Solutions Corp.                                         1,778   77,733*
IDX Systems Corp.                                                  921   29,371*
iGATE Corp.                                                        913    3,634*
Imation Corp.                                                    1,600   68,176
InFocus Corp.                                                    2,095   17,808*
infoUSA, Inc.                                                    1,477   14,977*
InterCept, Inc.                                                    716   11,728*
Intergraph Corp.                                                 1,686   43,600*
Internet Security Systems, Inc.                                  1,896   29,085*
Interwoven, Inc.                                                 2,121   21,422*
Iomega Corp.                                                     2,630   14,675
Keynote Systems, Inc.                                              660    9,075*
Komag, Inc.                                                      1,309   18,287*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                                Shares    Value
--------------------------------------------------------------------------------
Kronos, Inc.                                                     1,456   59,987*
Lexar Media, Inc.                                                3,623   24,202*
Lionbridge Technologies, Inc.                                    2,171   16,608*
Manhattan Associates, Inc.                                       1,392   42,985*
MAPICS, Inc.                                                     1,097   11,584*
Maxwell Technologies, Inc.                                         500    6,450
MICROS Systems, Inc.                                               786   37,704*
Mobility Electronics, Inc.                                       1,100    9,262*
MSC.Software Corp.                                               1,248   11,170*
MTS Systems Corp.                                                  954   22,371
NetScout Systems, Inc.                                           1,070    7,051*
Network Equipment Technologies, Inc.                             1,118    9,123*
Overland Storage, Inc.                                             592    7,868*
Packeteer, Inc.                                                  1,478   23,870*
PalmOne, Inc.                                                    1,923   66,863*
Palmsource, Inc.                                                   642   11,004*
PC-Tel, Inc.                                                       995   11,741*
PEC Solutions, Inc.                                                543    6,478*
Pegasus Solutions, Inc.                                          1,108   14,548*
Perot Systems Corp., Class A                                     3,897   51,713*
Planar Systems, Inc.                                               638    8,543*
Progress Software Corp.                                          1,492   32,332*
QAD, Inc.                                                          595    6,313*
Quantum Corp.                                                    9,315   28,877*
Quest Software, Inc.                                             2,587   33,372*
RadiSys Corp.                                                      907   16,843*
Retek, Inc.                                                      2,864   17,585*
RSA Security, Inc.                                               3,235   66,220*
Safeguard Scientifics, Inc.                                      6,247   14,368*
SafeNet, Inc.                                                    1,138   31,500*
Sapient Corp.                                                    4,113   24,719*
ScanSoft, Inc.                                                   4,140   20,493*
ScanSource, Inc.                                                   586   34,820*
Secure Computing Corp.                                           1,683   19,607
SI International, Inc.                                             200    4,078*
Silicon Graphics, Inc.                                          13,571   29,856*
Silicon Storage Technology, Inc.                                 4,230   43,569*
SimpleTech, Inc.                                                   929    3,168*
Sonic Solutions, Inc.                                              803   17,064*
SonicWALL, Inc.                                                  3,105   26,703*
SS&C Technologies, Inc.                                            610   11,407
Stratasys, Inc.                                                    455   11,266*
Sykes Enterprises, Inc.                                          1,158    8,754*
Synaptics, Inc.                                                  1,043   19,973*
Synnex Corp.                                                       300    4,710
Syntel, Inc.                                                       304    5,031
Take-Two Interactive Software, Inc.                              2,086   63,915*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Tier Technologies, Inc., Class B                                782       7,617*
Transaction Systems Architects, Inc., Class A                 1,688      36,343*
TTM Technologies, Inc.                                        1,912      22,657*
Verity, Inc.                                                  1,354      18,293*
Verso Technologies, Inc.                                      6,933      12,133*
WatchGuard Technologies, Inc.                                 1,553      11,213*
Xybernaut Corp.                                               9,200      15,364*
                                                                      ---------
                                                                      2,620,483
                                                                      ---------

COMPUTERS, PERIPHERAL & SOFTWARE                    (0.4%)
Actuate Corp.                                                 2,700      10,665
Captaris, Inc.                                                1,500       9,690
Clarus Corp.                                                    600       6,942
Digi International, Inc.                                      1,000      10,720
Factset Research Systems, Inc.                                  900      42,543
Intervideo, Inc.                                                400       5,176
Kintera, Inc.                                                   300       3,129
Mapinfo Corp.                                                   900       9,540
McDATA Corp., Class A                                         6,100      32,818*
Merge Technologies, Inc.                                        500       7,315
Navarre Corp.                                                 1,000      14,390
Netgear, Inc.                                                 1,000      10,740
Open Solutions, Inc.                                            500      12,490
Transact Technologies, Inc.                                     400      12,648
Tumbleweed Communications Corp.                               2,500      10,650
Ultimate Software Group, Inc.                                   700       7,070
Witness Systems, Inc.                                           900      10,935
                                                                      ---------
                                                                        217,461
                                                                      ---------

COSMETICS/PERSONAL CARE                             (0.1%)
Chattem, Inc.                                                   745      21,508*
Del Laboratories, Inc.                                          200       6,204*
Elizabeth Arden, Inc.                                           945      19,883*
Inter Parfums, Inc.                                             258       5,379
Revlon, Inc., Class A                                         7,542      22,249*
                                                                      ---------
                                                                         75,223
                                                                      ---------

DISTRIBUTION/WHOLESALE                              (0.8%)
Advanced Energy Industries, Inc.                                981      15,421*
Advanced Marketing Services, Inc.                               686       8,856
Aviall, Inc.                                                  1,131      21,500*
Building Materials Holdings Corp.                               571      10,809
Central European Distribution Corp.                             547      14,173*
Comfort Systems USA, Inc.                                     1,800      11,502
Handleman Co.                                                 1,119      25,916
Keystone Automotive Industries, Inc.                            688      19,188*
LKQ Corp.                                                       700      12,971*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Owens & Minor, Inc.                                             2,073    53,691
SCP Pool Corp.                                                  1,893    85,185*
United Stationers, Inc.                                         1,524    60,533*
Watsco, Inc.                                                    1,054    29,586
WESCO International, Inc.                                         829    15,254*
                                                                        -------
                                                                        384,585
                                                                        -------

DIVERSIFIED FINANCIAL SERVICES                        (1.8%)
Accredited Home Lenders Holding Co.                               748    21,056*
Advanta Corp., Class B                                            926    21,224
Affiliated Managers Group, Inc.                                 1,098    55,306*
Asset Acceptance Capital Corp.                                    400     6,800*
Asta Funding, Inc.                                                400     6,960
BKF Capital Group, Inc.                                           300     8,715
Century Business Services, Inc.                                 3,272    14,266*
Charter Municipal Mortgage Acceptance Co.                       1,803    35,447
CompuCredit Corp.                                                 821    14,203*
Credit Acceptance Corp.                                           500     7,535*
Digital Insight Corp.                                           1,622    33,624*
Education Lending Group, Inc.                                     600    10,650*
Encore Capital Group, Inc.                                        600     7,926*
Federal Agricultrural Mortgage Corp., Class C                     414     9,907*
Financial Federal Corp.                                           752    26,516*
Forrester Research, Inc.                                          646    12,048*
Gabelli Asset Management, Inc., Class A                           339    14,408
Gladstone Capital Corp.                                           376     7,576
Greenhill & Co, Inc.                                              200     4,182*
Investment Technology Group, Inc.                               2,302    29,443*
Knight Trading Group, Inc.                                      6,059    60,711*
LaBranche & Co, Inc.                                            2,700    22,734
Marlin Business Services, Inc.                                    300     4,509*
MCG Capital Corp.                                               1,439    22,132
MemberWorks, Inc.                                                 304     9,004*
Metris Companies, Inc.                                          1,508    13,105*
National Financial Partners Co.                                 1,500    52,905
National Processing, Inc.                                         379    10,896*
NCO Group, Inc.                                                 1,227    32,749*
Nelnet, Inc., Class A                                             400     7,100*
New Century Financial Corp.                                     1,307    61,195
Phoenix Companies, Inc.                                         4,908    60,123
Portfolio Recovery Associates, Inc.                               557    15,356*
Resource America, Inc., Class A                                   689    16,260
S1 Corp.                                                        3,685    36,629*
Saxon Capital, Inc.                                             1,333    30,432*
Seacoast Financial Services Corp.                               1,424    49,270
StarTek, Inc.                                                     500    17,900
Stifel Financial Corp.                                            200     5,440

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
SWS Group, Inc.                                                   714    10,924
World Acceptance Corp.                                            716    13,124*
                                                                        -------
                                                                        900,290
                                                                        -------

DRUGS                                                 (0.0%)
Bio-Reference Labs, Inc.                                          400     5,304
                                                                        -------

ELECTRIC                                              (1.6%)
Avista Corp.                                                    2,548    46,934
Black Hills Corp.                                               1,460    45,990
Calpine Corp.                                                  21,600    93,299*
Central Vermont Public Service Corp.                              552    11,310
CH Energy Group, Inc.                                             744    34,551
Cleco Corp.                                                     2,460    44,231
CMS Energy Corp.                                                8,466    77,295*
Duquesne Light Holdings, Inc.                                   4,000    77,240
El Paso Electric Co.                                            2,512    38,785*
Empire District Electric Co. (The)                              1,134    22,805
IDACORP, Inc.                                                   2,020    54,540
MGE Energy, Inc.                                                  885    28,878
Otter Tail Corp.                                                1,169    31,399
Plug Power, Inc.                                                2,481    18,558
PNM Resources, Inc.                                             3,182    66,090
Sierra Pacific Resources                                        6,131    47,270*
UIL Holdings Corp.                                                532    25,903
UniSource Energy Corp.                                          1,821    45,252
                                                                        -------
                                                                        810,330
                                                                        -------

ELECTRICAL COMPONENTS & EQUIPMENT                     (0.4%)
American Superconductor Corp.                                   1,100    14,388*
C&D Technologies, Inc.                                          1,130    20,148
Capstone Turbine Corp.                                          4,300     9,359*
Cherokee International Corp.                                      300     3,423*
Encore Wire Corp.                                                 472    13,013*
GrafTech International, Ltd.                                    5,062    52,949*
Magnetek, Inc.                                                  1,100     9,174*
Microtune, Inc.                                                 2,700    12,609*
Medis Technologies, Ltd.                                          636    10,316*
Power-One, Inc.                                                 3,272    35,927*
Ultralife Batteries, Inc.                                         600    11,616*
Wilson Greatbatch Technologies, Inc.                            1,011    28,257*
                                                                        -------
                                                                        221,179
                                                                        -------

ELECTRONICS                                           (4.6%)
Actel Corp.                                                     1,227    22,700*
Aeroflex, Inc.                                                  3,437    49,252*
Agilysys, Inc.                                                  1,275    17,582

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Analogic Corp.                                                     537   22,785
Artesyn Technologies, Inc.                                       1,572   14,148*
Artisan Components, Inc.                                         1,026   26,471*
ATMI, Inc.                                                       1,420   38,780*
Barnes Group, Inc.                                                 658   19,069
Bel Fuse, Inc., Class B                                            501   20,892
Belden, Inc.                                                     1,146   24,559
Benchmark Electronics, Inc.                                      1,893   55,086*
Brady Corp., Class A                                               798   36,788
Cable Design Technologies Corp.                                  1,950   20,670*
California Micro Devices Corp.                                   1,000   11,530*
Checkpoint Systems, Inc.                                         1,705   30,571*
Coherent, Inc.                                                   1,367   40,805*
CTS Corp.                                                        1,682   20,285
Cubic Corp.                                                        704   14,735
Cymer, Inc.                                                      1,682   62,974*
Daktronics, Inc.                                                   699   17,440*
DDI Corp.                                                        1,200    9,876*
Diodes, Inc.                                                       367    8,694*
Dionex Corp.                                                       841   46,398*
DuPont Photomasks, Inc.                                            677   13,763*
EDO Corp.                                                          756   18,235
Electro Scientific Industries, Inc.                              1,282   36,293*
Energy Conversion Devices, Inc.                                    902   10,157*
ESS Technology, Inc.                                             1,517   16,247*
Exar Corp.                                                       2,131   31,240*
Excel Technology, Inc.                                             560   18,620*
Faro Technologies, Inc.                                            500   12,835*
FEI Co.                                                          1,112   26,588*
FuelCell Energy, Inc.                                            2,231   26,058*
General Cable Corp.                                              1,830   15,647*
Helix Technology Corp.                                           1,188   25,340
Herley Industries, Inc.                                            505    9,868*
Hutchinson Technology, Inc.                                      1,241   30,516*
II-VI, Inc.                                                        544   16,679*
InVision Technologies, Inc.                                        766   38,223*
Keithley Instruments, Inc.                                         587   13,002*
KEMET Corp.                                                      4,486   54,819*
LeCroy Corp.                                                       400    7,204*
Lifeline Systems, Inc.                                             542   12,824*
Littelfuse, Inc.                                                   995   42,198*
Mattson Technology, Inc.                                         1,824   21,924*
Measurement Specialties, Inc.                                      500   10,800*
Mentor Graphics Corp.                                            3,586   55,475*
Mercury Computer Systems, Inc.                                     962   23,858*
Merix Corp.                                                        800    9,072*
Methode Electronics, Inc., Class A                               1,617   20,972

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Metrologic Instruments, Inc.                                    532      10,608*
Micrel, Inc.                                                  3,579      43,485*
Microsemi Corp.                                               3,099      44,037*
MKS Instruments, Inc.                                         1,521      34,709*
Molecular Devices Corp.                                         568      10,099*
Moog Inc., Class A                                            1,165      43,233*
OSI Systems, Inc.                                               602      11,998*
Park Electrochemical Corp.                                      831      20,983
Photon Dynamics, Inc.                                           758      26,583*
Photronics, Inc.                                              1,491      28,240*
Power Integrations, Inc.                                      1,269      31,598*
RAE Systems, Inc.                                             1,600       8,640*
Rayovac Corp.                                                 1,578      44,342*
REMEC, Inc.                                                   3,240      20,477*
Rofin-Sinar Technologies, Inc.                                  728      18,484*
Rudolph Technologies, Inc.                                      576      10,477*
SBS Technologies, Inc.                                          728      11,699*
Silicon Image, Inc.                                           3,791      49,776*
Siliconix, Inc.                                                 280      13,894*
Sipex Corp.                                                     883       5,033*
Spatialight, Inc.                                             1,100       6,655*
Stoneridge, Inc.                                                713      12,121*
Suntron Corp.                                                   100         577*
Supertex, Inc.                                                  426       6,961*
Sypris Solutions, Inc.                                          310       5,949
Taser International, Inc.                                     1,100      47,663*
Technitrol, Inc.                                              1,873      41,019*
Thomas & Betts Corp.                                          3,016      82,126*
Trimble Navigation, Ltd.                                      2,617      72,726*
Triumph Group, Inc.                                             731      23,341*
Universal Display Corp.                                         943      10,128*
Universal Electronics, Inc.                                     636      11,149*
Varian, Inc.                                                  1,847      77,851*
Vicor Corp.                                                     872      15,931*
Viisage Technology, Inc.                                      1,100       9,592*
Watts Water Technologies, Inc., Class A                       1,138      30,669
Woodhead Industries, Inc.                                       525       8,117
Woodward Governor Co.                                           404      29,132
X-Rite, Inc.                                                    917      13,333
Xicor, Inc.                                                   1,309      19,805*
Zoran Corp.                                                   2,005      36,792*
Zygo Corp.                                                      836       9,355*
                                                                      ---------
                                                                      2,309,934
                                                                      ---------

ENERGY & RELATED                                    (0.1%)
Headwaters, Inc.                                              1,526      39,569*
KCS Energy, Inc.                                              2,583      34,406*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
                                                                         73,975
                                                                        -------

ENERGY - ALTERNATE SOURCES                            (0.1%)
Danielson Holdings Corp.                                        2,400    16,584*
KFX, Inc.                                                       2,199    16,756*
Syntroleum Corp.                                                1,300     8,606
                                                                        -------
                                                                         41,946
                                                                        -------

ENGINEERING & CONSTRUCTION                            (0.2%)
EMCOR Group, Inc.                                                 710    31,226*
Granite Construction, Inc.                                      1,490    27,163
Infrasource Services, Inc.                                        400     4,904*
Layne Christensen Co.                                             500     8,275*
Perini Corp.                                                      264     2,817*
Washington Group International, Inc.                            1,165    41,811*
                                                                        -------
                                                                        116,196
                                                                        -------

ENTERTAINMENT                                         (1.8%)
24/7 Real Media, Inc.                                           1,000     5,610*
4Kids Entertainment, Inc.                                         652    15,596*
Alliance Gaming Corp.                                           2,656    45,577*
Ambassadors Group, Inc.                                           400     9,404
AMC Entertainment, Inc.                                         1,413    21,718*
Ameristar Casinos, Inc.                                           569    19,107*
AnswerThink Consulting Group, Inc.                              2,100    12,033*
Argosy Gaming Co.                                               1,237    46,511*
Blue Coat Systems, Inc.                                           400    13,396*
Blue Nile, Inc.                                                   200     7,522*
Carmike Cinemas, Inc.                                             383    15,109*
Chordiant Software, Inc.                                        3,700    16,872*
Churchill Downs, Inc.                                             385    15,670
Corillian Corp.                                                 1,500     7,560*
Cybersource Corp.                                               1,300    10,868*
Dover Downs Gaming & Entertainment, Inc.                          437     4,916
Dover Motorsports, Inc.                                           731     2,924
Empire Resorts, Inc.                                              400     5,620*
Equinix, Inc.                                                     400    13,576*
Gaylord Entertainment Co.                                       1,361    42,722*
Hollywood Entertainment Corp.                                   2,727    36,433*
INTAC International                                               400     4,916*
Internap Network Services Corp.                                12,300    14,883*
Internet Capital Group, Inc.                                    2,000    15,480*
Ipass, Inc.                                                     2,300    24,357*
Isle of Capri Casinos, Inc.                                       586    10,226*
Ivillage, Inc.                                                  1,200     7,620*
Lakes Entertainment, Inc.                                         700     8,113*
Macrovision Corp.                                               2,552    63,877*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Magna Entertainment Corp., Class A                              1,753    10,343*
Marimba, Inc.                                                     900     7,317*
Martha Stewart Living Omnimedia, Inc., Class A                    534     4,806*
MTR Gaming Group, Inc.                                          1,079    11,815*
Nevada Gold & Casinos, Inc.                                       300     4,035*
Patten Corp.                                                      700     9,660*
Penn National Gaming, Inc.                                      1,485    49,301*
Pinnacle Entertainment, Inc.                                    1,611    20,315*
RealNetworks, Inc.                                              5,800    39,672*
Redback Network, Inc.                                           1,400     8,974*
Scientific Games Corp., Class A                                 2,921    55,908*
Shuffle Master, Inc.                                            1,065    38,670*
Six Flags, Inc.                                                 4,827    35,044*
Speedway Motorsports, Inc.                                        657    21,970
Steinway Musical Instruments, Inc.                                300    10,527*
Sunterra Corp.                                                    900    11,340*
Travelzoo, Inc.                                                   100     2,979*
Vail Resorts, Inc.                                                888    17,014*
World Wrestling Entertainment, Inc.                               569     7,255
Zix Corp.                                                       1,000     7,940*
                                                                        -------
                                                                        893,101
                                                                        -------

ENVIRONMENTAL CONTROL                                 (0.5%)
BHA Group Holdings, Inc.                                          200     7,570
Casella Waste Systems Inc., Class A                               858    11,283*
Duratek, Inc.                                                     500     7,555*
Imco Recycling, Inc.                                              600     7,932*
Ionics, Inc.                                                      869    24,549*
Metal Management, Inc.                                            800    15,848*
Mine Safety Appliances Co.                                        981    33,060
Tetra Tech, Inc.                                                2,896    47,263*
Thermogenesis                                                   2,100     9,933
TRC Companies, Inc.                                               463     7,723
Waste Connections, Inc.                                         2,017    59,823
                                                                        -------
                                                                        232,539
                                                                        -------

FOOD                                                  (2.2%)
American Italian Pasta Co., Class A                               689    21,001*
Arden Group, Inc., Class A                                         44     3,943
CAL-MAINE Foods, Inc.                                             700     9,800
CEC Entertainment, Inc.                                         1,709    50,433*
Chiquita Brands International, Inc.                             2,136    44,685*
Corn Products International, Inc.                               1,643    76,482
Flowers Foods, Inc.                                             1,641    42,912
Great Atlantic & Pacific Tea Co.                                  743     5,691*
Hain Celestial Group, Inc.                                      1,214    21,973*
IHOP Corp.                                                      1,004    35,903

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Ingles Markets Inc., Class A                                    487       5,440
Interstate Bakeries Corp.                                     2,389      25,921
J & J Snack Foods Corp.                                         262      10,697*
Jack in the Box, Inc.                                         1,687      50,104*
Lance, Inc.                                                   1,152      17,741
Landry's Restaurants, Inc.                                    1,028      30,727
M&F Worldwide Corp.                                             500       6,850*
Mgp Ingredients, Inc.                                           200       7,738
Nash Finch Co.                                                  549      13,741
P.F. Chang's China Bistro, Inc.                               1,146      47,158*
Panera Bread Co., Class A                                     1,348      48,366*
Papa John's International, Inc.                                 511      15,095*
Pathmark Stores, Inc.                                         1,400      10,668*
Performance Food Group Co.                                    2,400      63,696*
Provide Commerce, Inc.                                          200       3,942*
Ralcorp Holdings, Inc.                                        1,304      45,901*
Rare Hospitality International, Inc.                          1,543      38,421*
Riviana Foods, Inc.                                             278       7,275
Ruddick Corp.                                                 1,546      34,708
Sanderson Farms, Inc.                                           455      24,397
Sanfilippo  (John B.) & Son, Inc.                               242       6,466*
Seabooard Corp.                                                  17       8,465
Sensient Technologies Corp.                                   2,188      46,998
Sonic Corp.                                                   3,106      70,662*
Tejon Ranch Co.                                                 315      10,962*
United Natural Foods, Inc.                                    1,850      53,484*
Weis Markets, Inc.                                              521      18,261
Wild Oats Markets, Inc.                                       1,428      20,092*
Winn-Dixie Stores, Inc.                                       4,300      30,960
                                                                      ---------
                                                                      1,087,759
                                                                      ---------

FOREST PRODUCTS & PAPER                             (0.6%)
American Woodmark Corp.                                         234      14,005
Buckeye Technologies, Inc.                                    1,344      15,456*
Caraustar Industries, Inc.                                    1,322      18,653*
Chesapeake Corp.                                                923      24,626
Deltic Timber Corp.                                             407      15,629
Glatfelter Co.                                                1,281      18,036
Pope & Talbot, Inc.                                             729      14,412
Potlatch Corp.                                                1,320      54,966
Rock-Tenn Co., Class A                                        1,312      22,238
Schweitzer-Mauduit International, Inc.                          641      19,634
Universal Forest Products, Inc.                                 696      22,446
Wausau-Mosinee Paper Corp.                                    2,378      41,139
                                                                      ---------
                                                                        281,240
                                                                      ---------

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
GAS                                                   (0.5%)
EnergySouth, Inc.                                                 213     8,524
Laclede Group, Inc. (The)                                         978    26,807
NICOR, Inc.                                                     2,300    78,131
NUI Corp.                                                         752    10,979
Peoples Energy Corp.                                            1,700    71,655
Southwestern Energy Co.                                         1,676    48,051*
                                                                        -------
                                                                        244,147
                                                                        -------

HAND/MACHINE TOOLS                                    (0.3%)
Baldor Electric Co.                                             1,518    35,445
Franklin Electric Co., Inc.                                       720    27,187
Kennametal, Inc.                                                1,658    75,937
Powell Industries, Inc.                                           339     5,790*
Regal-Beloit Corp.                                              1,170    26,044
                                                                        -------
                                                                        170,403
                                                                        -------

HEALTH CARE                                           (5.3%)
Abiomed, Inc.                                                     700     8,806*
Advanced Neuromodulation Systems, Inc.                            946    31,029*
Aksys, Ltd.                                                       384     2,239*
Alliance Imaging, Inc.                                            625     2,856*
Amedisys, Inc.                                                    500    16,520*
America Service Group, Inc.                                       300    10,425*
American Healthways, Inc.                                       1,312    34,925*
American Medical Systems Holdings, Inc.                         1,137    38,317*
AMERIGROUP Corp.                                                1,115    54,858*
AMN Healthcare Services, Inc.                                     518     7,920*
AmSurg Corp.                                                    1,392    34,981*
Animas Corp.                                                      200     3,730*
Apria Healthcare Group, Inc.                                    2,600    74,620*
Arrow International, Inc.                                         851    25,462
ArthroCare Corp.                                                1,026    29,836*
Aspect Medical Systems, Inc.                                      588    10,860*
Bei Technologies, Inc.                                            500    14,155
Beverly Enterprises, Inc.                                       5,552    47,747*
BioLase Technology, Inc.                                        1,021    13,743*
BioMarin Pharmaceutical, Inc.                                   3,372    20,232*
Biosite, Inc.                                                     575    25,829*
Bruker BioSciences Corp.                                          970     4,724*
Candela Corp.                                                     860     8,428*
Cardiac Science, Inc.                                           3,537     8,666*
CardioDynamics International Corp.                              1,666     8,413*
Centene Corp.                                                     963    37,124*
Cepheid, Inc.                                                   1,954    22,549*
Cerner Corp.                                                    1,297    57,820*
Closure Medical Corp.                                             324     8,136*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                                Shares    Value
--------------------------------------------------------------------------------
Compx International, Inc.                                          200    3,000*
Conceptus, Inc.                                                  1,140   12,825*
CONMED Corp.                                                     1,345   36,853*
CTI Molecular Imaging, Inc.                                      1,423   20,178*
Cyberonics, Inc.                                                   806   26,888*
Cyberoptics Corp.                                                  300    7,794*
Datascope Corp.                                                    516   20,480
DHB Industries, Inc.                                               898   13,632*
Diagnostic Products Corp.                                        1,016   44,643
DJ Orthopedics, Inc.                                               859   19,757*
E-Z-EM, Inc.                                                       300    5,514*
Encore Medical Corp.                                             1,400    8,820*
Endocardial Solutions, Inc.                                      1,000   10,350*
Enzo Biochem, Inc.                                               1,148   17,220*
Enzon Pharmaceuticals, Inc.                                      2,279   29,080*
Exactech, Inc.                                                     330    7,161*
Genesis HealthCare Corp.                                           948   27,530*
Gentiva Health Services, Inc.                                    1,138   18,504*
Haemonetics Corp.                                                  944   27,990*
Hanger Orthopedic Group, Inc.                                      942   11,040*
Hologic, Inc.                                                      896   20,832*
Hooper Holmes, Inc.                                              3,018   17,323
ICU Medical, Inc.                                                  452   15,156*
Immunicon Corp.                                                    300    2,358*
Intermagnetics General Corp.                                       767   26,101*
Invacare Corp.                                                   1,184   52,948
Inveresk Research Group, Inc.                                    1,330   41,017*
Inverness Medical Innovations, Inc.                                623   13,644*
IVAX Diagnostics, Inc.                                             300    1,920*
Kensey Nash Corp.                                                  435   15,008*
Kindred Healthcare, Inc.                                         1,236   32,569*
Kyphon, Inc.                                                     1,117   31,477*
LabOne, Inc.                                                       780   24,788*
Laserscope                                                         853   23,500*
LCA-Vision, Inc.                                                   500   14,565*
LifePoint Hospitals, Inc.                                        1,746   64,986*
Luminex Corp.                                                    1,203   12,102*
Matria Healthcare, Inc.                                            432   10,830*
Medcath Corp.                                                      300    6,000*
Medical Action Industries, Inc.                                    419    7,710*
Medsource Technologies, Inc.                                     1,000    7,100*
Mentor Corp.                                                     2,032   69,677
Merit Medical Systems, Inc.                                      1,046   16,663*
Micro Therapeutics, Inc.                                           564    2,386*
Microtek Medical Holdings, Inc.                                  2,000   10,240*
Microvision, Inc.                                                  900    7,560*
National Healthcare Corp.                                          264    7,395*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Oakley, Inc.                                                    949      12,280
Ocular Sciences, Inc.                                           847      32,186*
Odyssey Healthcare, Inc.                                      1,935      36,417*
Option Care, Inc.                                               568       8,668*
OraSure Technologies, Inc.                                    2,104      20,472*
Orthodontic Centers of America, Inc.                          1,972      16,151*
Orthologic Corp.                                              1,633      14,158*
Orthovita, Inc.                                               1,900       9,766*
Palatin Technologies, Inc.                                    2,697      11,354*
Palomar Medical Technologies, Inc.                              600      10,074*
Pediatrix Medical Group, Inc.                                 1,110      77,533*
PolyMedica Corp.                                              1,221      37,900
Possis Medical, Inc.                                            711      24,281*
Province Healthcare Co.                                       2,574      44,144*
PSS World Medical, Inc.                                       3,510      39,312*
Psychiatric Solutions, Inc.                                     500      12,465*
Quidel Corp.                                                  1,416       8,340*
RehabCare Group, Inc.                                           724      19,280*
Res-Care, Inc.                                                  800      10,160*
Select Medical Corp.                                          4,785      64,215
Sierra Health Services, Inc.                                  1,043      46,622*
Sola International, Inc.                                      1,444      24,880*
Sonic Innovations, Inc.                                         800       4,544*
SonoSite, Inc.                                                  695      16,617*
Specialty Laboratories, Inc.                                    325       2,912*
Steris Corp.                                                  3,600      81,216*
Sunrise Senior Living, Inc.                                     723      28,298*
Symbion, Inc.                                                   400       6,984*
Thoratec Corp.                                                2,637      28,295*
TriPath Imaging, Inc.                                         1,280      12,045*
Urologix, Inc.                                                  600       9,264*
US Oncology, Inc.                                             3,599      52,977*
Ventana Medical Systems, Inc.                                   677      32,178*
Viasys Healthcare, Inc.                                       1,434      29,985*
VistaCare Inc., Class A                                         421       7,810*
VISX, Inc.                                                    2,571      68,697*
Vital Sign, Inc.                                                213       6,186
West Pharmaceutical Services, Inc.                              651      27,537
Wright Medical Group, Inc.                                    1,234      43,930*
Young Innovations, Inc.                                         182       4,623
Zila, Inc.                                                    2,400      11,784*
Zoll Medical Corp.                                              457      16,032*
                                                                      ---------
                                                                      2,662,636
                                                                      ---------

HOLDING COMPANIES                                   (0.1%)
Navigators Group, Inc.                                          400      11,556*
Provident Bancorp, Inc.                                       2,091      23,837

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Triarc Companies, Inc.                                          1,635    16,628
Walter Industries, Inc.                                         1,108    15,091
                                                                        -------
                                                                         67,112
                                                                        -------

HOME BUILDERS                                         (0.9%)
Beazer Homes USA, Inc.                                            607    60,888
Brookfield Homes Corp.                                            716    18,752
Champion Enterprises, Inc.                                      3,644    33,452*
Coachmen Industries, Inc.                                         678    10,841
Dominion Homes, Inc.                                              136     3,142*
Fleetwood Enterprises, Inc.                                     2,758    40,129*
Levitt Corp., Class A                                             690    17,774*
M/I Schottenstein Homes, Inc.                                     584    23,710
Meritage Corp.                                                    512    35,226*
Monaco Coach Corp.                                              1,159    32,649*
Orleans Homebuilders, Inc.                                         77     1,484*
Palm Harbor Homes, Inc.                                           483     8,564*
Skyline Corp.                                                     337    13,699
Technical Olympic USA, Inc.                                       472    10,516
Thor Industries, Inc.                                           1,658    55,477
WCI Communities, Inc.                                           1,567    34,960*
William Lyon Homes, Inc.                                          195    17,969*
Winnebago Industries, Inc.                                      1,182    44,065
                                                                        -------
                                                                        463,297
                                                                        -------

HOME FURNISHINGS                                      (0.7%)
Applica, Inc.                                                     949     8,446*
Bassett Furniture Industries, Inc.                                458     9,966
Digital Theater Systems, Inc.                                     800    20,920*
Ethan Allen Interiors, Inc.                                     1,500    53,864
Furniture Brands International, Inc.                            2,700    67,635
Hooker Furniture Corp.                                            283     5,708
Kimball International Inc., Class B                             1,013    14,942
La-Z-Boy, Inc.                                                  2,700    48,546
Libbey, Inc.                                                      660    18,322
Movado Group, Inc.                                                646    11,144
Select Comfort Corp.                                            1,722    48,905*
Standex International Corp.                                       603    16,402
Stanley Furniture Co., Inc.                                       243    10,233
Tempur-Pedic International, Inc.                                  900    12,609*
                                                                        -------
                                                                        347,642
                                                                        -------

HOUSEHOLD PRODUCTS/WARES                              (1.0%)
American Greetings Corp., Class A                               3,278    75,984*
Blyth, Inc.                                                     1,500    51,735
Central Garden & Pet Co.                                          804    28,759*
CSS Industries, Inc.                                              317    11,108

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Ennis Business Forms, Inc.                                        761    14,840
Harland (John H.) Co.                                           1,265    37,128
Jarden Corp.                                                    1,217    43,800*
Lifetime Hoan Corp.                                               300     6,837
National Presto Industries, Inc.                                  201     8,287
Playtex Products, Inc.                                          1,609    12,582*
Russ Berrie & Co., Inc.                                           333     6,470
Standard Register Co. (The)                                       582     6,926
Toro Co.                                                        1,127    78,969
Tupperware Corp.                                                2,693    52,325
Valence Technology, Inc.                                        2,819     9,669*
Water Pik Technologies, Inc.                                      500     8,280*
Yankee Candle Co. (The)                                         2,609    76,313*
                                                                        -------
                                                                        530,012
                                                                        -------

INSURANCE                                             (2.4%)
21st Century Insurance Group                                    1,050    13,587
Alfa Corp.                                                      1,538    21,532
American Equity Investment Life Holding Co.                       900     8,955*
American Medical Security Group, Inc.                             499    13,598*
American Physicians Capital, Inc.                                 387     8,959*
AmerUs Group Co.                                                1,811    74,976
Argonaut Group, Inc.                                            1,046    19,278
Baldwin & Lyons, Inc., Class B                                    335     8,991
Bristol West Holdings, Inc.                                       700    12,733
Ceres Group, Inc.                                               1,400     8,596*
Citizens, Inc.                                                  1,391    11,406*
CNA Surety Corp.                                                  742     8,125*
Commerce Group, Inc.                                            1,074    53,023
Crawford & Co., Class B                                           638     3,145
Delphi Financial Group, Inc., Class A                           1,131    50,330
Direct General Corp.                                              700    22,582
Donegal Group, Inc.                                               252     5,050
EMC Insurance Group, Inc.                                         107     2,500
Enstar Group, Inc.                                                141     7,512*
FBL Financial Group Inc., Class A                                 544    15,373
First Acceptance Corp.                                            900     6,300*
First Advantage Corp.                                             100     1,890*
FPIC Insurance Group, Inc.                                        400     9,876*
Great American Financial Resources, Inc.                          331     5,263
Harleysville Group, Inc.                                          587    11,065
HealthExtras, Inc.                                                778    12,891*
Hilb, Rogal & Hamilton Co.                                      1,423    50,773
Horace Mann Educators Corp.                                     1,981    34,628
Independence Holding Co.                                          152     5,168
Infinity Property & Casualty Corp.                                986    32,538
Kansas City Life Insurance Co.                                    135     5,682

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                               844      32,857
Midland Co. (The)                                               451      13,372
Molina Healthcare, Inc.                                         500      19,090*
Mony Group, Inc.                                              2,600      81,380
National Western Life Insurance Co., Class A                    100      15,355*
NYMAGIC, Inc.                                                   113       2,983
Ohio Casualty Corp.                                           3,174      63,893*
Penn-America Group, Inc.                                        478       6,692
Philadelphia Consolidated Holding Corp.                         826      49,618*
PICO Holdings, Inc.                                             319       6,099*
PMA Capital Corp., Class A                                    1,197      10,773
Presidential Life Corp.                                         939      16,921
ProAssurance Corp.                                            1,176      40,113*
RLI Corp.                                                     1,044      38,106
Safety Insurance Group, Inc.                                    482      10,324
Selective Insurance Group, Inc.                               1,254      50,010
State Auto Financial Corp.                                      599      18,401
Stewart Information Services Corp.                              832      28,097
Triad Guaranty, Inc.                                            385      22,407*
U.S.I. Holdings Corp.                                         1,642      25,944*
UICI                                                          2,000      47,620*
United Fire & Casualty Co.                                      375      21,656
Universal American Financial Corp.                            1,197      13,143*
Vesta Insurance Group, Inc.                                   1,700      10,999
Zenith National Insurance Corp.                                 482      23,425
                                                                      ---------
                                                                      1,215,603
                                                                      ---------

IRON/STEEL                                          (0.8%)
AK Steel Holding Corp.                                        5,654      29,797*
Allegheny Technologies, Inc.                                  4,207      75,936
Carpenter Technology Corp.                                    1,043      35,514
Cleveland-Cliffs, Inc.                                          515      29,041*
Gibraltar Steel Corp.                                           717      23,532
Oregon Steel Mills, Inc.                                      1,200      17,688*
Reliance Steel & Aluminum Co.                                 1,292      52,093
Ryerson Tull, Inc.                                            1,071      17,007
Schnitzer Steel Industries Inc., Class A                        882      29,953
Steel Dynamics, Inc.                                          1,979      56,659*
Steel Technologies, Inc.                                        500      11,040
Wheeling-Pittsburgh Corp.                                       300       6,258*
                                                                      ---------
                                                                        384,518
                                                                      ---------

LEISURE TIME                                        (0.3%)
Callaway Golf Co.                                             3,500      39,690
Geo Group, Inc. (The)                                           389       7,936*
K2, Inc.                                                      1,431      22,467*
Marine Products Corp.                                           375       6,956

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Nautilus Group, Inc. (The)                                      1,330    25,948
Navigant International, Inc.                                      675    12,008*
Orbitz, Inc.                                                      600    12,972*
WMS Industries, Inc.                                              902    26,880*
                                                                        -------
                                                                        154,857
                                                                        -------

LODGING                                               (0.3%)
Aztar Corp.                                                     1,623    45,444*
Boca Resorts Inc., Class A                                      1,046    20,732*
Boyd Gaming Corp.                                               1,858    49,367
Marcus Corp.                                                      897    15,473
Prime Hospitality Corp.                                         1,744    18,521*
                                                                        -------
                                                                        149,537
                                                                        -------

MACHINERY                                             (2.4%)
Albany International Corp., Class A                             1,238    41,547
Applied Industrial Technologies, Inc.                             737    22,198
Astec Industries, Inc.                                            600    11,298*
Asyst Technologies, Inc.                                        2,442    25,250*
Cascade Corp.                                                     527    16,469
Cognex Corp.                                                    1,880    72,342
Dycom Industries, Inc.                                          2,532    70,896*
Engineered Support Systems, Inc.                                1,020    59,680
Esterline Technologies Corp.                                      948    27,994*
Flowserve Corp.                                                 2,791    69,608*
Gardner Denver, Inc.                                              930    25,947*
Global Power Equipment Group, Inc.                              1,594    12,784*
Gorman-Rupp Co. (The)                                             334     9,075
Idex Corp.                                                      2,579    88,589
Insituform Technologies, Inc., Class A                          1,230    20,012*
Intevac Inc.                                                      800     7,096*
JLG Industries, Inc.                                            2,058    28,586
Kadant, Inc.                                                      654    15,127*
Kaman Corp., Class A                                            1,019    14,256
Knight Transportation, Inc.                                     1,126    32,350*
Kulicke & Soffa Industries, Inc.                                2,645    28,989*
Lincoln Electric Holding, Inc.                                  1,533    52,260
Lindsay Manufacturing Co.                                         497    11,938
Manitowoc Co., Inc. (The)                                       1,203    40,722
Middleby Corp.                                                    200    10,924
Milacron, Inc.                                                  1,800     7,200
NACCO Industries, Inc.                                            209    19,855
Nordson Corp.                                                   1,176    51,003
Paxar Corp.                                                     1,566    30,568*
Presstek, Inc.                                                  1,171    12,307*
Robbins & Myers, Inc.                                             454    10,192
Sauer-Danfoss, Inc.                                               512     8,740

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Semitool, Inc.                                                  702       7,947*
Stewart & Stevenson Services, Inc.                            1,297      23,242*
Tecumseh Products Co., Class A                                  753      31,016
Tennant Co.                                                     322      13,347
Terex Corp.                                                   2,310      78,840*
Thomas Industries, Inc.                                         670      22,244
Ultratech, Inc.                                                 956      15,564*
Unova, Inc.                                                   2,483      50,281*
                                                                      ---------
                                                                      1,198,283
                                                                      ---------

MACHINERY - CONSTRUCTION & MINING                   (0.2%)
Joy Global, Inc.                                              2,633      78,832
                                                                      ---------

MANUFACTURERS                                       (1.0%)
Aptargroup, Inc.                                              1,700      74,272
CUNO, Inc.                                                      813      43,374*
EnPro Industries, Inc.                                          952      21,877*
Federal Signal Corp.                                          2,252      41,910
Flanders Corp.                                                  600       4,962*
FMC Corp.                                                     1,930      83,202*
Jacuzzi Brands, Inc.                                          3,886      31,321*
Lancaster Colony Corp.                                        1,200      49,968
Quixote Corp.                                                   375       7,519
Sturm Ruger & Co., Inc.                                         984      11,916
Tredegar Corp.                                                1,227      19,792
Trinity Industries, Inc.                                      1,941      61,704
Wabtec Corp.                                                  1,839      33,176
                                                                      ---------
                                                                        484,993
                                                                      ---------

MANUFACTURING                                       (0.3%)
Acuity Brands, Inc.                                           1,967      53,108
Applied Films Corporation                                       679      19,705*
Blount International, Inc.                                      200       2,546*
ESCO Technologies, Inc.                                         558      29,775*
Hexcel Corp.                                                    926      10,723*
Kaydon Corp.                                                  1,315      40,673
                                                                      ---------
                                                                        156,530
                                                                      ---------

MEDIA                                               (1.5%)
Banta Corp.                                                   1,194      53,026
Beasley Broadcast Group, Inc., Class A                          228       3,411*
Courier Corp.                                                   257      10,727
Crown Media Holdings, Inc.                                      638       5,436*
Cumulus Media Inc., Class A                                   2,604      43,773*
Emmis Communications Corp.                                    2,568      53,877*
Entravision Communications Corp.                              2,500      19,200*
Fisher Communications, Inc.                                     326      16,408*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Gray Television, Inc.                                           2,316    32,169
Hollinger International, Inc.                                   3,013    50,588
Information Holdings, Inc.                                        518    14,178*
Insight Communications Co., Inc.                                2,063    19,103*
Journal Communications, Inc.                                      900    16,947
Journal Register Co.                                            2,212    44,240*
Jupitermedia Corp.                                                700     9,912*
Liberty Corp.                                                     751    35,259
Lin TV Corp., Class A                                           1,216    25,779*
LodgeNet Entertainment Corp.                                      485     8,003*
Mediacom Communications Corp.                                   3,463    27,081*
Nexstar Broadcasting Group, Inc.                                  500     5,490*
Paxson Communications Corp.                                     2,380     7,735*
Playboy Enterprises Inc., Class B                                 898    10,426*
Primedia, Inc.                                                  6,849    19,040*
Pulitzer, Inc.                                                    390    19,071
Readers Digest Association, Inc.                                5,100    81,549
Regent Communications, Inc.                                     1,648    10,201*
Saga Communications, Inc.                                         752    13,724*
Salem Communications Corp., Class A                               478    12,968*
Scholastic Corp.                                                1,400    41,930*
Sinclair Broadcast Group, Inc., Class A                         2,088    21,444*
Spanish Broadcasting System, Inc., Class A                      1,674    15,585*
TiVo, Inc.                                                      2,145    15,208*
Value Line, Inc.                                                   38     1,349
Young Broadcasting, Inc., Class A                                 766    10,073*
                                                                        -------
                                                                        774,910
                                                                        -------

METAL FABRICATE/HARDWARE                              (0.2%)
CIRCOR International, Inc.                                        715    14,579
Lawson Products, Inc.                                             194     7,401
Metals USA, Inc.                                                  900    16,092*
NN, Inc.                                                          744     9,456
Penn Engineering & Manufacturing Corp.                            503    10,784
Shaw Group, Inc. (The)                                          3,234    32,760
Valmont Industries, Inc.                                          667    15,274
                                                                        -------
                                                                        106,346
                                                                        -------

METALS - DIVERSIFIED                                  (0.6%)
Ameron International Corp.                                        368    12,560
Commercial Metals Co.                                           1,343    43,580
Griffon Corp.                                                   1,129    25,154*
Gulf Island Fabrication, Inc.                                     327     7,073*
Matthews International Corp., Class A                           1,528    50,332
Maverick Tube Corp.                                             1,953    51,286*
Mueller Industries, Inc.                                        1,566    56,063*
NS Group, Inc.                                                    837    13,760*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Quanex Corp.                                                      756    36,817
RTI International Metals, Inc.                                    970    15,472*
                                                                        -------
                                                                        312,097
                                                                        -------

MINING                                                (0.5%)
AMCOL International Corp.                                         970    18,382
Brush Engineered Materials, Inc.                                  771    14,572*
Century Aluminum Co.                                              774    19,187*
Coeur d'Alene Mines Corporation                                11,074    45,182*
Compass Minerals International, Inc.                              700    13,566
Hecla Mining Co.                                                6,124    34,907*
Royal Gold, Inc.                                                  745    10,557
Stillwater Mining Co.                                           2,101    31,536*
Titanium Metals Corp.                                             100     9,255*
USEC, Inc.                                                      4,368    38,307
                                                                        -------
                                                                        235,451
                                                                        -------

OFFICE/BUSINESS EQUIPMENT                             (0.2%)
General Binding Corp.                                             313     4,848*
Global Imaging Systems, Inc.                                    1,054    38,640*
Imagistics International, Inc.                                    736    26,054*
Insight Enterprises, Inc.                                       2,551    45,306*
                                                                        -------
                                                                        114,848
                                                                        -------

OIL & GAS PRODUCERS                                   (3.6%)
Atmos Energy Corp.                                              2,684    68,710
Atwood Oceanics, Inc.                                             474    19,790*
Berry Petroleum Co., Class A                                      837    24,616
Cabot Oil & Gas Corp.                                           1,530    64,719
CAL Dive International, Inc.                                    1,735    52,605*
Cascade Natural Gas Corp.                                         558    12,315
Cimarex Energy Co.                                              1,935    58,495*
Clayton Williams Energy, Inc.                                     202     4,828*
Denbury Resources, Inc.                                         2,859    59,896*
Encore Acquisition Co.                                          1,008    28,123*
Energen Corp.                                                   1,929    92,573
Energy Partners, Ltd.                                           1,158    17,717*
Forest Oil Corp.                                                2,430    66,388*
Frontier Oil Corp.                                              1,190    25,216
Grey Wolf, Inc.                                                 9,656    40,941*
Hanover Compressor Co.                                          3,957    47,088*
Harvest Natural Resources, Inc.                                 1,903    28,374*
Holly Corp.                                                       438    16,381
Houston Exploration Co.                                           696    36,081*
Magnum Hunter Resources, Inc.                                   3,575    37,109*
McMoRan Exploration Co.                                           585     9,114*
Meridian Resource Corp. (The)                                   2,702    18,752*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
New Jersey Resources Corp.                                    1,234      51,310
Northwest Natural Gas Co.                                     1,207      36,814
Parker Drilling Co.                                           4,913      18,768*
Penn Virginia Corp.                                             840      30,332
Petroleum Development Corp.                                     714      19,578*
Plains Exploration & Production Co.                           4,034      74,024*
Plains Resource, Inc.                                         1,136      19,255*
Prima Energy Corp.                                              475      18,796*
Quicksilver Resources, Inc.                                     634      42,522*
Range Resources Corp.                                         3,541      51,699*
Remington Oil & Gas Corp.                                       981      23,152*
RPC, Inc.                                                       444       7,011
SEACOR SMIT, Inc.                                               898      39,449*
South Jersey Industries, Inc.                                   655      28,820
Southern Union Co.                                            3,052      64,336*
Southwest Gas Corp.                                           1,571      37,908
Spinnaker Exploration Co.                                     1,110      43,712*
St. Mary Land & Exploration Co.                               1,268      45,204
Stone Energy Corp.                                            1,054      48,147*
Superior Energy Services, Inc.                                2,856      28,703*
Swift Energy Co.                                              1,268      27,972*
Tesoro Petroleum Corp.                                        3,373      93,095*
Unit Corp.                                                    1,995      62,743*
Vintage Petroleum, Inc.                                       2,661      45,157
W-H Energy Services, Inc.                                     1,140      22,344*
WD-40 Co.                                                       774      23,174
                                                                      ---------
                                                                      1,833,856
                                                                      ---------

OIL & GAS SERVICES                                  (1.6%)
Aquila, Inc.                                                 10,183      36,251*
Atlas America, Inc.                                             100       2,001*
Brigham Exploration Co.                                       1,000       9,180*
Callon Petroleum Co.                                            500       7,130*
CARBO Ceramics, Inc.                                            590      40,268
Cheniere Energy, Inc.                                           900      17,613*
Comstock Resources, Inc.                                      1,564      30,435*
Crosstex Energy, Inc.                                           100       4,010
Delta Petroleum Corp.                                           700       9,415*
Dril-Quip, Inc.                                                 340       6,358*
Edge Petroleum Corp.                                            600      10,200*
FX Energy, Inc.                                               1,200      10,692*
Giant Industries, Inc.                                          500      11,000*
Global Industries, Ltd.                                       4,185      23,938*
Helmerich & Payne, Inc.                                       2,600      67,990
Hornbeck Offshore Services, Inc.                                300       3,921*
Hydril Co.                                                      727      22,901*
Input/Output, Inc.                                            2,060      17,077*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Key Energy Group, Inc.                                          6,800    64,192*
Lone Star Technologies, Inc.                                    1,289    35,525*
Lufkin Industries, Inc.                                           320    10,234
Matrix Service Co.                                                774     7,082*
Mission Resources Corp.                                         1,900    10,830*
Newpark Resources, Inc.                                         4,362    27,044*
Oceaneering International, Inc.                                 1,148    39,319*
Oil States International, Inc.                                  1,354    20,716*
Piedmont Natural Gas Company, Inc.                              2,000    85,400
Tetra Technologies, Inc.                                        1,030    27,656*
Todco                                                             600     9,282*
Universal Compression Holdings, Inc.                              794    24,360*
Veritas DGC, Inc.                                               1,534    35,512*
WGL Holdings, Inc.                                              2,500    71,800
Whiting Petroleum Corp.                                           800    20,120*
                                                                        -------
                                                                        819,452
                                                                        -------

PACKAGING & CONTAINERS                                (0.4%)
Anchor Glass Container Corp.                                      500     6,765
Crown Holdings, Inc.                                            8,572    85,463*
Graphic Packaging Corp.                                         3,500    30,275*
Greif Inc., Class A                                               648    27,378
Longview Fibre Co.                                              2,617    38,548
Silgan Holdings, Inc.                                             529    21,324*
                                                                        -------
                                                                        209,753
                                                                        -------

PHARMACEUTICALS                                       (4.7%)
Abaxis, Inc.                                                      800    15,184
Abgenix, Inc.                                                   4,177    48,954*
Able Laboratories, Inc.                                           813    16,715*
Adolor Corp.                                                    1,816    23,027*
Advanced Medical Optics, Inc.                                   1,320    56,192*
Advancis Pharmaceutical Corp.                                     400     2,716*
Align Technology, Inc.                                          2,661    50,559*
Alkermes, Inc.                                                  4,619    62,818*
Allscripts Healthcare Solutions, Inc.                           1,257     9,855*
Alpharma, Inc., Class A                                         2,060    42,189
Antigenics, Inc.                                                1,166     9,981*
Array Biopharma, Inc.                                           1,100     8,745*
AtheroGenics, Inc.                                              1,734    32,998*
Bentley Pharmaceuticals, Inc.                                     752    10,332*
Bioenvision, Inc.                                                 900     7,884*
Bone Care International, Inc.                                     744    17,424*
Bradley Pharmaceuticals, Inc.                                     615    17,159*
Caraco Pharm Labs, Inc.                                           400     3,856*
Cell Genesys, Inc.                                              2,090    21,715*
Cell Therapeutics, Inc.                                         2,651    19,538*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                                Shares    Value
--------------------------------------------------------------------------------
CIMA Labs, Inc.                                                    661   22,296*
Connetics Corp.                                                  1,417   28,623*
Corcept Therapeutics, Inc.                                         200    1,544*
Corixa Corp.                                                     2,905   13,566*
Cubist Pharmaceuticals, Inc.                                     1,869   20,746*
CV Therapeutics, Inc.                                            1,430   23,967*
Cypress Bioscience, Inc.                                         1,300   17,849*
Dendreon Corp.                                                   2,953   36,174*
Depomed, Inc.                                                    1,000    4,950*
Digene Corp.                                                       621   22,685*
Discovery Laboratories, Inc.                                     2,453   23,524*
DOV Pharmaceutical, Inc.                                           547    7,636*
Durect Corp.                                                     1,366    4,767*
Dusa Pharmaceuticals, Inc.                                         700    6,650*
Dyax Corp.                                                       1,200   14,100*
Dynavax Technologies Corp.                                         300    1,998*
Epix Medical, Inc.                                               1,048   22,113*
First Horizon Pharmaceutical Corp.                               1,246   23,549*
Genta, Inc.                                                      3,097    7,743*
Geron Corp.                                                      2,323   18,793*
Guilford Pharmaceuticals, Inc.                                   1,530    7,268*
Hollis-Eden Pharmaceuticals                                        593    7,146*
I-Flow Corp.                                                       800    9,488*
ILEX Oncology, Inc.                                              1,787   44,657*
Immucor, Inc.                                                      871   28,351*
Immunogen, Inc.                                                  1,670   10,204*
Impax Laboratories, Inc.                                         2,519   48,818*
Indevus Pharmaceuticals, Inc.                                    1,897   11,667*
Inkine Pharmaceutical Co.                                        2,500    9,675*
Inspire Pharmaceuticals, Inc.                                    1,476   24,679*
InterMune, Inc.                                                  1,343   20,709*
Intuitive Surgical, Inc.                                         1,560   29,640*
Isis Pharmaceuticals, Inc.                                       2,663   15,286*
Isolagen, Inc.                                                   1,000   10,280*
Ista Pharmaceuticals, Inc.                                         300    3,135*
Kos Pharmaceuticals, Inc.                                          551   18,166*
KV Pharmaceuticals Co.                                           1,661   38,352*
Lannett Co., Inc.                                                  297    4,461*
Ligand Pharmaceuticals Inc., Class B                             3,800   66,044*
Mannatech, Inc.                                                    700    6,720
Medarex, Inc.                                                    4,120   30,035*
Medicines Co. (The)                                              2,444   74,566*
Nabi Biopharmaceuticals                                          2,993   42,560*
Nature's Sunshine Products, Inc.                                   500    7,120*
NeighborCare, Inc.                                               1,725   54,044*
NeoPharm, Inc.                                                     751    7,758*
Neose Technologies, Inc.                                           939    7,822*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Neurogen Corp.                                                1,100       8,228*
NitroMed, Inc.                                                  500       3,005*
Noven Pharmaceuticals, Inc.                                   1,122      24,706*
NPS Pharmaceuticals, Inc.                                     1,750      36,750*
Nu Skin Enterprises, Inc., Class A                            2,764      69,984
Nutraceutical International Co.                                 400       8,524*
NuVasive, Inc.                                                  300       3,273*
Nuvelo, Inc.                                                  1,268      12,198*
Omega Protein Corp.                                             281       2,726*
Onyx Pharmaceuticals, Inc.                                    1,595      67,565*
Pain Therapeutics, Inc.                                       1,218       9,817*
Par Pharmaceutical Cos., Inc.                                 1,600      56,336*
PAREXEL International Corp.                                   1,206      23,879*
Penwest Pharmaceuticals Co.                                     753       9,646*
Perrigo Co.                                                   3,250      61,653
Petmed Express, Inc.                                            400       3,208*
Pharmacyclics, Inc.                                             900       9,153*
Pharmion Corp.                                                  600      29,352*
Pharmos Corp.                                                 4,600      18,906*
POZEN, Inc.                                                   1,053       7,203*
Praecis Pharmaceuticals, Inc.                                 2,685      10,203*
Priority Healthcare Corp., Class B                            1,311      30,087*
Progenics Pharmaceuticals, Inc.                                 569       9,582*
Renovis, Inc.                                                   300       2,748*
Rigel Pharmaceuticals, Inc.                                     500       7,105*
Salix Pharmaceuticals, Ltd.                                   1,112      36,640*
Santarus, Inc.                                                  300       4,425*
SciClone Pharmaceuticals, Inc.                                2,354      12,029*
Serologicals Corp.                                            1,132      22,629*
SuperGen, Inc.                                                2,080      13,416*
Sybron Dental Specialties, Inc.                               2,035      60,745*
Tanox, Inc.                                                   1,086      20,710*
United Surgical Partners International, Inc.                  1,261      49,772*
United Therapeutics, Inc.                                       893      22,905*
USANA Health Sciences, Inc.                                     491      15,260*
Valeant Pharmaceuticals International                         4,300      86,000
Vaxgen, Inc.                                                  1,100      15,576*
Vicuron Pharmaceuticals, Inc.                                 2,203      27,670*
Zymogenetics, Inc.                                              881      16,739*
                                                                      ---------
                                                                      2,370,118
                                                                      ---------

PIPELINES                                           (0.0%)
TransMontaigne, Inc.                                            980       5,272*
                                                                      ---------

REAL ESTATE                                         (3.4%)
AMLI Residential Properties Trust                             1,192      34,973
Anthracite Capital, Inc.                                      2,643      31,663

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                                Shares    Value
--------------------------------------------------------------------------------
Avatar Holdings                                                    180    7,488*
Bedford Property Investors, Inc.                                   639   18,684
Brandywine Realty Trust                                          2,148   58,404
Colonial Properties Trust                                          841   32,404
Commercial Net Lease Realty, Inc.                                2,703   46,492
Consolidated-Tomoka Land Co.                                       243    9,176
Cornerstone Realty Income Trust, Inc.                            2,560   22,451
Corporate Office Properties Trust                                1,542   38,319
Corrections Corp. of America                                     1,632   64,448*
EastGroup Properties, Inc.                                         938   31,582
Entertainment Properties Trust                                   1,033   36,919
Equity Inns, Inc.                                                2,129   19,778
Equity One, Inc.                                                 1,512   27,337
First Industrial Realty Trust, Inc.                              1,930   71,177
Gables Residential Trust                                         1,385   47,062
Glenborough Realty Trust, Inc.                                   1,288   23,635
Glimcher Realty Trust                                            1,620   35,834
Home Properties of New York, Inc.                                1,546   60,263
Impac Mortgage Holdings, Inc.                                    3,265   73,528
Innkeepers USA Trust                                             1,551   15,991
Jones Lang LaSalle, Inc.                                         1,487   40,298*
Kilroy Realty Corp.                                              1,286   43,853
LaSalle Hotel Properties                                         1,307   31,891
Lexington Corp. Properties Trust                                 2,471   49,198
LNR Property Corp.                                                 800   43,400
LTC Properties, Inc.                                               669   11,105
Manufactured Home Communities, Inc.                                849   28,178
Meristar Hospitality Corp.                                       4,553   31,143*
National Health Investors, Inc.                                  1,010   27,462
Nationwide Health Properties, Inc.                               3,483   65,829
Novastar Financial, Inc.                                         1,122   42,591
Omega Healthcare Investors, Inc.                                 2,164   21,727
Pennsylvania Real Estate Investment Trust                        1,450   49,663
Prentiss Properties Trust                                        2,349   78,738
PS Business Parks, Inc.                                            711   28,611
Ramco-Gershenson Properties Trust                                  700   16,961
Reading International, Inc.                                        700    6,090*
Redwood Trust, Inc.                                                696   38,753
Saul Centers, Inc.                                                 498   15,991
Sovran Self Storage, Inc.                                          658   25,122
Summit Properties, Inc.                                          1,316   33,742
Sun Communities, Inc.                                              770   28,991
Tanger Factory Outlet Centers, Inc.                                617   24,125
Tarragon Realty Investors, Inc.                                    350    5,163
Taubman Centers, Inc.                                            2,550   58,370
Town & Country Trust (The)                                         830   20,949
Trammell Crow Co.                                                1,504   21,206*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Urstadt Biddle Properties, Inc., Class A                        953      14,114
                                                                      ---------
                                                                      1,710,872
                                                                      ---------

REAL ESTATE INVESTMENT TRUSTS                       (3.0%)
Acadia Realty Trust                                           1,109      15,238
Affordable Residential Communities                            1,100      18,260
Alexander's, Inc.                                                90      15,097*
Alexandria Real Estate Equities, Inc.                           861      48,888
American Financial Realty Trust                               5,700      81,453
American Home Mortgage Investment Corp.                       1,610      41,747
Anworth Mortgage Asset Corp.                                  2,076      24,663
Arbor Realty Trust, Inc.                                        300       5,985
Ashford Hospitality Trust, Inc.                                 900       7,515
Capital Automotive                                            1,387      40,681
Capital Lease Funding, Inc.                                   1,000      10,400*
Capital Trust, Inc. (New York)                                  300       8,016
Capstead Mortgage Corp.                                         702       9,442
CarrAmerica Realty Corp.                                      2,800      84,644
Cedar Shopping Centers, Inc.                                    800       9,192
Correctional Properties Trust                                   462      13,514
Cousins Properties, Inc.                                      1,700      56,015
Essex Property Trust, Inc.                                    1,039      71,016
FelCor Lodging Trust, Inc.                                    2,600      31,460*
Getty Realty Corp.                                              816      20,531
Government Properties Trust, Inc.                               900       9,405
Healthcare Realty Trust, Inc.                                 2,000      74,959
Heritage Property Investment Trust, Inc.                      1,220      33,013
Highland Hospitality Corp.                                    1,600      16,080*
Highwoods Properties, Inc.                                    2,745      64,508
Investors Real Estate Trust                                   1,930      20,033
Keystone Property Trust                                       1,217      29,245
Koger Equity, Inc.                                            1,232      28,484
Kramont Realty Trust                                          1,092      17,472
La Quinta Corp.                                               9,747      81,875*
Luminent Mortgage Capital, Inc.                               1,700      20,400
Maguire Properties, Inc.                                      1,600      39,632
MFA Mortgage Investments, Inc.                                3,938      35,048
Mid-America Apartment Communities, Inc.                         778      29,478
Mission West Properties, Inc.                                   863      10,451
Newcastle Investment Corp.                                    1,580      47,321
Origen Financial, Inc.                                          400       3,180
Parkway Properties, Inc.                                        468      20,803
Post Properties, Inc.                                         1,837      53,549
Price Legacy Corp.                                              223       4,117
RAIT Investment Trust                                         1,030      25,390
Realty Income Corp.                                           2,100      87,633
Senior Housing Properties Trust                               2,802      47,046

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
U.S. Restaurant Properties, Inc.                              1,049      15,934
Universal Health Realty Income Trust                            558      16,015
Washington Real Estate Investment Trust                       1,950      57,291
Winston Hotels, Inc.                                          1,086      11,240
                                                                      ---------
                                                                      1,513,359
                                                                      ---------

RETAIL                                              (4.7%)
1-800 CONTACTS INC.                                             311       4,614*
1-800-FLOWERS.COM, Inc.                                         991       8,067*
99 Cents Only Stores, Inc.                                    2,300      35,075*
AC Moore Arts & Crafts, Inc.                                    611      16,809*
Aeropostale, Inc.                                             2,837      76,344*
America's Car-Mart, Inc.                                        286       8,589*
Asbury Automotive Group, Inc.                                   465       6,975*
Bebe Stores, Inc.                                               309       6,180*
Big 5 Sporting Goods Corp.                                      895      23,440*
Blair Corp.                                                     414      11,965
Bob Evans Farms, Inc.                                         1,577      43,178
Bombay Co., Inc. (The)                                        1,889      11,580*
Bon-Ton Stores, Inc. (The)                                      200       2,932
Brookstone, Inc.                                                920      18,446*
Brown Shoe Co., Inc.                                            842      34,463
Buckle, Inc. (The)                                              381      10,763
Buffalo Wild Wings, Inc.                                        300       8,295*
Burlington Coat Factory Warehouse Corp.                         851      16,424
California Pizza Kitchen, Inc.                                  873      16,727*
Casey's General Store, Inc.                                   2,593      47,452
Cash America International, Inc.                              1,274      29,302
Casual Male Retail Group, Inc.                                1,264       9,227*
Cato Corp., Class A                                             871      19,554
CBRL Group, Inc.                                              2,600      80,210
Charlotte Russe Holding, Inc.                                   541      11,567*
Charming Shoppes, Inc.                                        5,921      52,875*
Chicago Pizza & Brewery, Inc.                                   525       7,985*
Children's Place Retail Stores, Inc. (The)                      828      19,475*
Christopher & Banks Corp.                                     1,760      31,170
CKE Restaurant, Inc.                                          2,693      35,898*
Coldwater Creek, Inc.                                           712      18,847*
Cole National Corp.                                             590      13,777*
Compucom Systems, Inc.                                        1,088       4,940*
Conn's, Inc.                                                    300       4,728*
Cosi, Inc.                                                      900       5,373*
Cost Plus, Inc.                                                 964      31,282*
CSK Auto Corp.                                                2,453      42,044*
Dave & Buster's, Inc.                                           518       9,733*
Deb Shops, Inc.                                                 163       3,922
Dick's Sporting Goods, Inc.                                   1,360      45,356*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                                Shares   Value
--------------------------------------------------------------------------------
Dress Barn, Inc.                                                   982   16,812*
Drugstore.com, Inc.                                              2,084    7,273*
Duane Reade, Inc.                                                1,084   17,702*
Electronics Boutique Holdings Corp.                                520   13,697*
Finish Line, Inc. (The), Cass A                                    821   24,770*
First Cash Financial Services, Inc.                                500   10,640*
Fred's, Inc.                                                     1,800   39,762
FreeMarkets, Inc.                                                1,744   11,371*
GameStop Corp.                                                     685   10,426*
Gander Mountain Co.                                                300    6,885*
Genesco, Inc.                                                    1,014   23,961*
Goody's Family Clothing, Inc.                                      843    8,742
Group 1 Automotive, Inc.                                           912   30,288*
Guitar Center, Inc.                                              1,131   50,295*
Hancock Fabrics, Inc.                                              875   11,156
Haverty Furniture Companies, Inc.                                  837   14,631
Hibbet Sporting Goods, Inc.                                      1,094   29,921*
Hot Topic, Inc.                                                  2,546   52,168*
Jill (J.) Group, Inc. (The)                                        801   18,896*
Jo-Ann Stores, Inc.                                                845   24,843*
Joseph A. Bank Clothiers, Inc.                                     334   10,484*
Kenneth Cole Productions, Class A                                  433   14,839
Kirkland's, Inc.                                                   491    5,858*
Krispy Kreme Doughnuts, Inc.                                     2,800   53,452*
Linens 'N Things, Inc.                                           2,356   69,054*
Lithia Motors, Inc., Class A                                       704   17,445
Lone Star Steakhouse & Saloon, Inc.                                743   20,202
Longs Drug Stores Corp.                                          1,363   32,535
MarineMax, Inc.                                                    569   16,319*
Men's Wearhouse, Inc. (The)                                      1,486   39,216*
Movie Gallery, Inc.                                              1,228   24,007*
O'Charley's, Inc.                                                  952   16,365*
Overstock.com, Inc.                                                511   19,970*
Pantry, Inc. (The)                                                 500   10,900*
Party City Corp.                                                   558    6,969*
Payless ShoeSource, Inc.                                         3,516   52,424*
PC Connection, Inc.                                                311    2,046*
PC Mall, Inc.                                                      400    7,552*
Pep Boys-Manny, Moe & Jack, Inc.                                 3,035   76,937
Priceline.com, Inc.                                              1,077   29,004*
Red Robin Gourmet Burgers                                          579   15,847*
Restoration Hardware, Inc.                                       1,248    9,123*
Retail Ventures, Inc.                                              600    4,644*
Rush Enterprises, Inc., Class B                                    300    3,870*
Ryan's Restaurant Group, Inc.                                    1,964   31,031*
School Specialty, Inc.                                             863   31,336*
Sharper Image Corp.                                                570   17,892*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
ShopKo Stores, Inc.                                           1,337      18,905*
Smart & Final, Inc.                                             538       6,467*
Sonic Automotive, Inc.                                        1,275      28,241
Sports Authority Inc., (The)                                  1,003      36,008*
Sports Resorts International, Inc.                               77         293*
Stage Stores, Inc.                                              871      32,802*
Steak n Shake Company (The)                                   1,132      20,625*
Stein Mart, Inc.                                              1,132      18,406*
Systemax, Inc.                                                  427       2,861*
TBC Corp.                                                       865      20,587*
Too, Inc.                                                     1,622      27,087*
Tractor Supply Co.                                            1,425      59,593*
Trans World Entertainment Corp.                               1,094      10,962*
Tuesday Morning Corp.                                         1,230      35,670*
United Auto Group, Inc.                                         926      28,382
West Marine, Inc.                                               642      17,238*
Zale Corp.                                                    2,768      75,456*
                                                                      ---------
                                                                      2,388,726
                                                                      ---------

SEMICONDUCTORS                                      (2.4%)
ADE Corp.                                                       400       8,644*
Alliance Semiconductor Corp.                                    931       5,539*
AMIS Holdings, Inc.                                           1,400      23,688
August Technology Corp.                                         800      10,032*
Axcelis Technologies, Inc.                                    5,134      63,867*
Brooks Automation, Inc.                                       2,317      46,688*
ChipPAC, Inc., Class A                                        3,125      19,594*
Cirrus Logic, Inc.                                            4,383      26,342*
Cohu, Inc.                                                      954      18,164
Credence Systems Corp.                                        4,956      68,393*
Emulex Corp.                                                  4,300      61,533*
Entegris, Inc.                                                2,308      26,704*
Formfactor, Inc.                                              1,300      29,185*
FSI International, Inc.                                       1,400      10,934*
Genesis Microchip, Inc.                                       1,440      19,829*
Integrated Silicon Solution, Inc.                             1,900      23,199*
Intergrated Device Technology, Inc.                           5,500      76,120*
IXYS Corp.                                                      880       6,934*
Kopin Corp.                                                   3,592      18,355*
Lattice Semiconductor Corp.                                   5,880      41,219*
LTX Corp.                                                     3,181      34,387*
Mindspeed Technologies, Inc.                                  5,151      25,549*
MIPS Technologies, Inc.                                       1,900      11,628*
Monolithic System Technology, Inc.                            1,034       7,786*
Mykrolis Corp.                                                2,174      37,871*
OmniVision Technologies, Inc.                                 2,908      46,383*
ON Semiconductor Corp.                                        6,255      31,400*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Pericom Semiconductor Corp.                                   1,067      11,428*
Pixelworks, Inc.                                              2,147      32,892*
PLX Technology, Inc.                                            900      15,534*
Sigmatel, Inc.                                                1,100      31,966*
Sirf Technology Holdings, Inc.                                  500       6,535*
Skyworks Solutions, Inc.                                      7,805      68,138*
Staktek Holdings, Inc.                                          500       2,625*
Tessera Technologies, Inc.                                    1,100      19,822*
Transmeta Corp.                                               7,695      16,852*
Tripath Technology, Inc.                                      1,600       5,200*
TriQuint Semiconductor, Inc.                                  7,086      38,690*
Varian Semiconductor Equipment Associates, Inc.               1,696      65,397*
Veeco Instruments, Inc.                                       1,209      31,204*
Vitesse Semiconductor Corp.                                  11,236      54,832*
                                                                      ---------
                                                                      1,201,082
                                                                      ---------

SOFTWARE                                            (3.7%)
Alico, Inc.                                                     214       8,592
Alloy, Inc.                                                   1,532       9,422*
Altiris, Inc.                                                   938      25,898*
Ansoft Corp.                                                    324       4,944*
Ariba, Inc.                                                  14,180      28,076*
Ascential Software Corp.                                      3,104      49,633*
AsiaInfo Holdings, Inc.                                       1,597       8,432*
At Road, Inc.                                                 1,531      11,712*
Atari, Inc.                                                     380         916*
Authentidate Holding Corp.                                    1,300      14,209*
Borland Software Corp.                                        4,164      35,352*
CNET Networks, Inc.                                           6,574      72,774*
Computer Programs & Systems, Inc.                               272       5,543
Concord Communications, Inc.                                    849       9,687*
CSG Systems International, Inc.                               2,838      58,747*
EarthLink, Inc.                                               7,170      74,210*
eFunds Corp.                                                  2,487      43,523*
Embarcadero Technologies, Inc.                                1,011      12,496*
EPIQ Systems, Inc.                                              622       9,019*
eResearch Technology, Inc.                                    2,306      64,568*
eSpeed, Inc.                                                  1,101      19,433*
F5 Networks, Inc.                                             1,566      41,468*
FileNET Corp.                                                 1,785      56,352*
FindWhat.com                                                    901      20,849*
Homestore.com, Inc.                                           4,925      19,651*
Identix, Inc.                                                 4,548      33,974*
Infocrossing, Inc.                                              700       9,450*
Informatica Corp.                                             4,404      33,603*
InfoSpace, Inc.                                               1,445      54,968*
Inter-Tel, Inc.                                                 946      23,622

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                                Shares    Value
--------------------------------------------------------------------------------
JDA Software Group, Inc.                                         1,198   15,778*
Keane, Inc.                                                      2,608   35,704*
Lawson Software, Inc.                                            2,874   20,348*
Looksmart, Ltd.                                                  4,958   10,759*
Magma Design Automation, Inc.                                    1,140   21,922*
ManTech International Corp., Class A                               748   14,040*
Manugistics Group, Inc.                                          2,879    9,414*
MatrixOne, Inc.                                                  2,507   17,323*
Micromuse, Inc.                                                  4,051   27,101*
MicroStrategy, Inc., Class A                                       587   25,065*
Midway Games, Inc.                                               1,700   19,584*
MRO Software, Inc.                                                 908   12,358*
NDCHealth Corp.                                                  1,908   44,266
Neoforma, Inc.                                                     408    4,953*
Net2Phone, Inc.                                                  1,621    7,343*
Netegrity, Inc.                                                  1,551   13,121*
NetIQ Corp.                                                      2,939   38,795*
NIC, Inc.                                                        1,400   10,038*
Omnicell, Inc.                                                     987   14,420*
Openwave Systems, Inc.                                           3,381   42,939*
OPNET Technologies, Inc.                                           567    7,428*
Opsware, Inc.                                                    2,644   20,940*
Parametric Technology Corp.                                     13,882   69,410*
PDF Solutions, Inc.                                                686    5,810*
Pegasystems, Inc.                                                  553    4,839*
Per-Se Technologies, Inc.                                        1,016   14,773*
Pinnacle Systems, Inc.                                           3,523   25,189*
Plato Learning, Inc.                                             1,100   10,901*
Portal Software, Inc.                                            1,474    5,351*
ProQuest Co.                                                     1,096   29,866*
Quality Systems, Inc.                                              118    5,793*
Renaissance Learning, Inc.                                         369    8,273*
Schawk, Inc.                                                       407    5,686
SeaChange International, Inc.                                    1,104   18,636*
SeeBeyond Technology Corp.                                       2,552    9,621*
SERENA Software, Inc.                                            1,136   21,686*
Sohu.com, Inc.                                                     988   19,641*
SPSS, Inc.                                                         695   12,489*
SRA International, Inc., Class A                                   619   26,196*
Stellent, Inc.                                                     973    8,309*
SupportSoft, Inc.                                                1,647   14,296*
THQ, Inc.                                                        2,022   46,304*
TradeStation Group, Inc.                                           832    5,982*
Trident Microsystems, Inc.                                         900   10,089*
TriZetto Group, Inc. (The)                                       1,447    9,695*
Ulticom, Inc.                                                      484    5,663*
ValueClick, Inc.                                                 4,112   49,262*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Verint Systems, Inc.                                            493      16,870*
Vignette Corp.                                               14,980      24,867*
webMethods, Inc.                                              2,432      20,842*
Websense, Inc.                                                1,018      37,900*
Wind River Systems, Inc.                                      3,668      43,136*
                                                                      ---------
                                                                      1,882,137
                                                                      ---------

TELECOMMUNICATIONS                                  (2.3%)
Adaptec, Inc.                                                 5,704      48,256*
AirGate PCS, Inc.                                               500       9,150*
Airspan Networks, Inc.                                        1,400       7,756*
Alamosa Holdings, Inc.                                        3,300      24,255*
Anaren, Inc.                                                    912      14,902*
Anixter International, Inc.                                   1,342      45,667*
Applied Signal Technology, Inc.                                 433      15,177
Arch Wireless, Inc.                                             800      22,792*
Aspect Communications Corp.                                   2,134      30,303*
Atheros Communications, Inc.                                    400       4,216*
Audiovox Corp., Class A                                         775      13,082*
Boston Communications Group, Inc.                               863       8,846*
Brightpoint, Inc.                                               900      12,375*
C-COR.net Corp.                                               1,996      20,539*
Carrier Access Corp.                                            900      10,728*
Catapult Communications Corp.                                   223       5,129*
Centennial Communications Corp.                                 538       3,847*
Charter Communications Inc., Class A                         13,991      54,845*
Commonwealth Telephone Enterprises, Inc.                        975      43,651*
Comtech Telecommunications Corp.                                632      14,258*
Corvis Corp.                                                 20,208      28,493*
CT Communications, Inc.                                         910      13,696
D&E Communications, Inc.                                        562       7,542
Ditech Communications Corp.                                   1,283      29,945*
Dobson Communications Corp., Class A                          5,749      18,742*
Eagle Broadband, Inc.                                         9,900       9,801*
EMS Technologies, Inc.                                          511       9,929*
Finisar Corp.                                                 8,550      16,929*
General Communication, Inc., Class A                          2,384      18,929*
Golden Telecom, Inc.                                            665      18,713*
Inet Technologies, Inc.                                       1,029      12,832*
Infonet Services Corp., Class B                               3,230       5,653*
InterVoice-Brite, Inc.                                        1,653      18,960*
Intrado, Inc.                                                   773      12,438*
ITC Deltacom, Inc.                                              600       3,342*
Itron, Inc.                                                     927      21,265*
MarketWatch.com, Inc.                                           463       5,431*
MasTec, Inc.                                                  1,084       5,886*
Metrocall Holdings, Inc.                                        300      20,100*

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
MRV Communications, Inc.                                      5,450      14,933*
Newport Corp.                                                 2,082      33,666*
Nms Communications Corp.                                      2,400      17,712*
North Pittsburgh Systems, Inc.                                  715      14,336
Novatel Wireless, Inc.                                          800      21,200*
Optical Communication Products, Inc.                            838       2,045*
Paradyne Networks Corp.                                       1,800       9,900*
Powerwave Technologies, Inc.                                  5,409      41,649*
Price Communications Corp.                                    2,096      30,937*
Primus Telecommunications Group, Inc.                         3,846      19,538*
PTEK Holdings, Inc.                                           2,645      30,497*
SBA Communications Corp.                                      2,134       9,496*
SpectraLink Corp.                                               883      13,157
Standard Microsystems Corp.                                     891      20,778*
TALX Corp.                                                      582      14,218
Tekelec                                                       2,608      47,387*
Terremark Worldwide, Inc.                                    15,600      13,260*
Time Warner Telecom, Inc., Class A                            2,586      10,835*
Tippingpoint Technologies, Inc.                                 200       5,078*
Triton PCS Holdings, Inc., Class A                            2,005       8,742*
Ubiquitel, Inc.                                               3,600      15,192*
United Online, Inc.                                           2,791      49,150*
WebEx Communications, Inc.                                    1,396      30,377*
Westell Technologies, Inc., Class A                           2,564      13,076*
WJ Communications                                             1,500       5,310*
Zhone Technologies, Inc.                                      2,100       8,190*
                                                                      ---------
                                                                      1,189,059
                                                                      ---------

TELECOMMUNICATIONS EQUIPMENT                        (0.9%)
Arris Group, Inc.                                             4,488      26,659*
Avanex Corp.                                                  4,144      16,120*
CommScope, Inc.                                               2,805      60,167*
Harmonic, Inc.                                                3,715      31,652*
InterDigital Communications Corp.                             2,900      54,549*
Ixia                                                          1,218      11,985*
KVH Industries, Inc.                                            677       8,618*
Oplink Communications, Inc.                                   5,516      10,591*
RF Micro Devices, Inc.                                        9,644      72,330*
Sonus Networks, Inc.                                         11,245      53,751*
Stratex Networks, Inc.                                        4,408      13,004*
Sycamore Networks, Inc.                                       9,081      38,413*
Symmetricom, Inc.                                             2,342      20,844*
Terayon Communication Systems, Inc.                           3,478       8,139*
Viasat, Inc.                                                    947      23,628*
                                                                      ---------
                                                                        450,450
                                                                      ---------

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
TELEPHONE                                             (0.2%)
Cincinnati Bell, Inc.                                          12,700    56,388*
Shenandoah Telecommunications Co.                                 350     9,450
SureWest Communications                                           690    21,804
TALK America Holdings, Inc.                                     1,270     9,741*
                                                                        -------
                                                                         97,383
                                                                        -------

TEXTILES                                              (0.5%)
Angelica Corp.                                                    368     9,240
G & K Services, Inc.                                              788    31,670
Guess?, Inc.                                                      682    10,980*
Interface, Inc., Class A                                        2,314    20,201*
Kellwood Co.                                                    1,224    53,305
Maxwell Shoe Co., Inc., Class A                                   687    15,966*
Perry Ellis International, Inc.                                   287     7,250*
Shoe Carnival, Inc.                                               375     5,629*
Steven Madden, Ltd.                                               565    11,283*
UniFirst Corp.                                                    460    13,381
Vans, Inc.                                                        789    16,214*
Wolverine World Wide, Inc.                                      1,860    48,825
                                                                        -------
                                                                        243,944
                                                                        -------

TOBACCO                                               (0.2%)
Star Scientific, Inc.                                           1,141     4,518*
Universal Corp.                                                 1,158    58,989
Vector Group, Ltd.                                              1,060    16,695
                                                                        -------
                                                                         80,202
                                                                        -------

TOYS/GAMES/HOBBIES                                    (0.3%)
Action Performance Companies, Inc.                                745    11,227
Department 56, Inc.                                               569     8,763*
Jakks Pacific, Inc.                                             1,146    23,825*
Leapfrog Enterprises, Inc.                                      1,300    25,857*
Multimedia Games, Inc.                                          1,058    28,375*
RC2 Corp.                                                         609    21,620*
Topps Co. (The)                                                 1,653    16,034
                                                                        -------
                                                                        135,701
                                                                        -------

TRANSPORTATION                                        (1.9%)
Alexander & Baldwin, Inc.                                       2,230    74,594
Arctic Cat, Inc.                                                  675    18,583
Arkansas Best Corp.                                             1,029    33,875
Central Freight Lines, Inc.                                       400     3,200*
Covenant Transport, Inc., Class A                                 410     7,007*
Dollar Thrifty Automotive Group, Inc.                           1,143    31,364*
EGL, Inc.                                                       1,617    43,012*
Florida East Coast Industries, Inc.                               999    38,611

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                            Shares      Value
--------------------------------------------------------------------------------
Forward Air Corp.                                            1,024       38,298*
Genesee & Wyoming, Inc., Class A                               674       15,974*
Greenbrier Cos., Inc.                                          300        5,715*
GulfMark Offshore, Inc.                                        657       10,367*
Heartland Express, Inc.                                      1,377       37,675
Hub Group, Inc.                                                300       10,230*
Kansas City Southern Industries, Inc.                        3,279       50,825*
Kirby Corp.                                                    959       37,305*
Laidlaw International, Inc.                                  5,400       69,984*
Landstar System, Inc.                                        1,352       71,479*
Marten Transport, Ltd.                                         400        7,460*
Offshore Logistics, Inc.                                       969       27,248*
Old Dominion Freight Line, Inc.                                788       23,230*
Overnite Corp.                                               1,300       38,220
Overseas Shipholding Group, Inc.                             1,208       53,309
P.A.M. Transportation Services, Inc.                           273        5,214*
Pacer International, Inc.                                    1,315       24,328*
RailAmerica, Inc.                                            1,579       23,053*
SCS Transportation, Inc.                                       653       17,233*
Seabulk International, Inc.                                    253        2,087*
Swift Transportation Co., Inc.                               2,600       46,670*
US Xpress Enterprises, Inc.                                    262        4,121*
USF Corp.                                                    1,259       44,229
Werner Enterprises, Inc.                                     2,500       52,750
                                                                     ----------
                                                                        967,250
                                                                     ----------

TRUCKING & LEASING                                 (0.2%)
Amerco                                                         400        9,500
GATX Corp.                                                   2,567       69,822
                                                                     ----------
                                                                         79,322
                                                                     ----------

WATER                                              (0.1%)
American States Water Co.                                      708       16,454
California Water Service Group                                 714       19,671
Connecticut Water Service, Inc.                                361        9,263
Middlesex Water Co.                                            444        8,605
SJW Corp.                                                      291        9,894
Southwest Water Co.                                            783        9,803
                                                                     ----------
                                                                         73,690
                                                                     ----------
Total Common Stocks (Cost $44,984,797)                               49,653,451
                                                                     ----------

CONVERTIBLE PREFERRED STOCKS HOME BUILDERS         (0.0%)
Brookfield Homes Corp. 12.00%, 6/30/20                       3,000        3,113
                                                                     ----------
Total Convertible Preferred Stock (Cost $3,000)                           3,113
                                                                     ----------

E*TRADE RUSSELL 2000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                          Shares        Value
--------------------------------------------------------------------------------
                                                        Principal
                                                          Amount
                                                        ---------
SHORT-TERM INVESTMENTS                         (6.0%)
The Bank of New York Cash Reserve                       2,898,174     2,898,174
U.S. Treasury Bill 0.98% (1), 8/19/04                     150,000       149,760^
                                                                    -----------
Total Short-Term Investments
   (Cost $3,047,974)                                                  3,047,934
                                                                    -----------

Total Investments (Cost $48,035,771)         (104.3%)                52,704,498
Liabilities in Excess of Other Assets         (-4.3%)                (2,172,851)
                                                                    -----------
Net Assets                                   (100.0%)               $50,531,647
                                                                    ===========

* Represents non-income earning securities.
^ See Note 5 regarding futures contracts.
(1)  Yield to maturity.

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments at market value (cost: $48,035,771) (Note 2)             $52,704,498
Receivable for fund shares purchased                                     100,954
Receivable for securities sold                                            25,613
Due from E*TRADE Asset Management, Inc. (Note 3)                          22,592
Dividends receivable                                                      42,293
Variation margin receivable (net) (Note 5)                                 5,775
Other assets                                                              21,486
                                                                     -----------
   TOTAL ASSETS                                                       52,923,211
                                                                     -----------

LIABILITIES
Payable for securities purchased                                       2,183,888
Payable for fund shares redeemed                                          32,083
Distributions payable                                                     86,629
Accrued advisory fee (Note 3)                                              5,591
Accrued administration fee (Note 3)                                        5,591
Accrued shareholder servicing fee (Note 3)                                 9,318
Accrued registration and filing fees                                      31,326
Accrued audit fee                                                         12,995
Accrued accounting, custody and transfer agent fees                        4,621
Accrued other expenses                                                    19,522
                                                                     -----------
   TOTAL LIABILITIES                                                   2,391,564
                                                                     -----------
TOTAL NET ASSETS                                                     $50,531,647
                                                                     ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                      $43,784,960
Accumulated net realized gain (loss) on investments and futures
   contracts                                                           2,069,338
Net unrealized appreciation (depreciation) of investments and
   futures contracts                                                   4,677,349
                                                                     -----------
TOTAL NET ASSETS                                                     $50,531,647
                                                                     ===========

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)             4,274,045
                                                                     ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE       $     11.82
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends                                                         $  242,155
   Interest                                                               2,282
                                                                     ----------
   TOTAL INVESTMENT INCOME                                              244,437
                                                                     ----------

EXPENSES (NOTE 3):
   Advisory fee                                                          31,839
   Administration fee                                                    31,839
   Shareholder servicing fees                                            53,064
   Transfer and dividend disbursing agent                                21,040
   Audit and tax services                                                15,317
   Legal services                                                         7,507
   Custodian fee                                                          4,617
   Registration fees                                                      2,368
   Trustees fees                                                          1,249
   Other expenses                                                         2,839
                                                                     ----------
   TOTAL EXPENSES BEFORE WAIVER                                         171,679
Waived fees and reimbursed expenses (Note 3)                            (63,735)
                                                                     ----------
   NET EXPENSES                                                         107,944
                                                                     ----------
NET INVESTMENT INCOME                                                   136,493
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
   CONTRACTS
Net realized gain (loss) on:
   Sale of investments                                                2,078,682
   Futures contracts                                                    151,098
Net change in unrealized appreciation (depreciation) of:
   Investments                                                          (56,229)
   Futures contracts                                                    (31,759)
                                                                     ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
      FUTURES CONTRACTS                                               2,141,792
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $2,278,285
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        Six Months Ended
                                                                          June 30, 2004        Year Ended
                                                                           (Unaudited)     December 31, 2003
                                                                        ----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income                                                     $   136,493         $   139,587
Net realized gain (loss) on sale of investments and futures contracts       2,229,780             245,664
Net change in unrealized appreciation (depreciation) of investments
   and futures contracts                                                      (87,988)          7,376,272
                                                                          -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                               2,278,285           7,761,523
                                                                          -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                     (150,655)           (128,199)

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                           20,254,651          18,510,677
Value of shares issued in reinvestment of dividends and distributions          58,837             115,915
Cost of shares redeemed                                                    (5,803,415)         (4,962,782)
                                                                          -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   TRANSACTIONS IN SHARES OF COMMON STOCK                                  14,510,073          13,663,810
                                                                          -----------         -----------

REDEMPTION FEES (Note 2)                                                       13,049               6,219
                                                                          -----------         -----------

NET INCREASE IN NET ASSETS                                                 16,650,752          21,303,353
   NET ASSETS:
BEGINNING OF PERIOD                                                        33,880,895          12,577,542
                                                                          -----------         -----------
END OF PERIOD                                                             $50,531,647         $33,880,895
                                                                          ===========         ===========
SHARE TRANSACTIONS:
Number of shares sold                                                       1,742,487           1,888,516
Number of shares reinvested                                                     4,936              13,364
Number of shares redeemed                                                    (507,137)           (492,418)
                                                                          -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                               1,240,286           1,409,462
                                                                          ===========         ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months Ended
                                                              June 30, 2004              Year Ended               Year Ended
                                                               (Unaudited)         December 31, 2003/(6)/   December 31, 2002/(6)/
                                                            ----------------       ----------------------   ----------------------
FOR A SHARE OUTSTANDING FOR THE PERIOD
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.17                   $  7.74                  $  9.89
                                                                 -------                   -------                  -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

   Net investment Income                                            0.04/(1)/                 0.07/(1)/                0.07

   Net realized and unrealized gain (loss) on investments           0.65                      3.42                    (2.14)
                                                                 -------                   -------                  -------
   TOTAL FROM INVESTMENT OPERATIONS                                 0.69                      3.49                    (2.07)
                                                                 -------                   -------                  -------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from net investment income                        (0.04)                    (0.06)                   (0.05)
   Distributions from net realized gains                              --                        --                    (0.04)
                                                                 -------                   -------                  -------

   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (0.04)                    (0.06)                   (0.09)
                                                                 -------                   -------                  -------

REDEMPTION FEES ADDED TO PAID-IN CAPITAL                            0.00/(2)/                 0.00/(2)/                0.01
                                                                 -------                   -------                  -------
NET ASSET VALUE, END OF PERIOD                                   $ 11.82                   $ 11.17                  $  7.74
                                                                 =======                   =======                  =======

   TOTAL RETURN/(a)/                                                6.15%                    45.39%                  (20.87)%

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (000s omitted)                      $50,532                   $33,881                  $12,578

   Ratio of expenses to average net assets                          0.51%/(3)(5)/             0.65%/(3)/               0.65%/(3)/

   Ratio of net investment income to average net assets             0.64%/(4)(5)/             0.70%/(4)/               0.84%/(4)/

   Portfolio turnover rate                                         31.59%                     3.53%/(7)/              27.96%/(8)/

                                                                                          Period from
                                                                                       December 29, 2000
                                                                                         (commencement
                                                                  Year Ended         of operations) through
                                                            December 31, 2001/(6)/      December 31, 2000
                                                            ----------------------   ----------------------
FOR A SHARE OUTSTANDING FOR THE PERIOD
NET ASSET VALUE, BEGINNING OF PERIOD                                $10.00                   $10.00
                                                                    ------                   ------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

   Net investment lncome                                              0.09                       --

   Net realized and unrealized gain (loss) on investments             0.07                       --
                                                                    ------                   ------
   TOTAL FROM INVESTMENT OPERATIONS                                   0.16                       --
                                                                    ------                   ------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from net investment income                          (0.09)                      --
   Distributions from net realized gains                             (0.19)                      --
                                                                    ------                   ------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               (0.28)                      --
                                                                    ------                   ------

REDEMPTION FEES ADDED TO PAID-IN CAPITAL                              0.01                       --
                                                                    ------                   ------
NET ASSET VALUE, END OF PERIOD                                      $ 9.89                   $10.00
                                                                    ======                   ======

   TOTAL RETURN/(a)/                                                  1.82%                    0.00%

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (000s omitted)                         $8,418                   $    1

   Ratio of expenses to average net assets                            0.65%/(3)/                 --

   Ratio of net investment income to average net assets               0.90%/(4)/                 --

   Portfolio turnover rate                                           45.87%/(8)/               0.00%/(8)(9)(10)/

----------
/(a)/ The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

/(1)/ Calculated based on average shares outstanding.

/(2)/ Rounds to less than $0.01.

/(3)/ The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2004, and years ended December 31, 2003, December 31, 2002 and December 31, 2001 were 0.81%, 1.61%, 1.87%, and 1.53%, respectively.

/(4)/ The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the six month ended June 30, 2004 and years ended December 31, 2003, December 31, 2002 and December 31, 2001 were 0.34%, (0.25)%, (0.38)% and 0.02%, respectively.

/(5)/ Annualized.

/(6)/ Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Russell 2000 Index Master Portfolio.

/(7)/ For the period November 10, 2003 through December 31, 2003.

/(8)/ Portfolio turnover rate of the Russell 2000 Index Master Portfolio.

/(9)/ For the period December 29, 2000 (commencement of operations) through
     December 31, 2000 and is not indicative of a full year's operating results.

/(10)/ Rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

1. ORGANIZATION

E*TRADE Russell 2000 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2004, the Trust consisted of nine operating series: the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Russell 2000 Index Fund.

The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index*. The Fund seeks to achieve its objective by investing in a representative sample of those securities compromising the Russell 2000 Index.

* "Russell 2000 Index" is a service mark of the Frank Russell Company and has been licensed for use for certain purposes by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser. Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the investment adviser or the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). In this regard, effective July 14, 2004, the Fund implemented the use of certain third party research services in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment,

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's policy to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2003, for federal income tax purposes, the Fund had a capital loss carryforward of $122,490 that will expire in 2010.

At June 30, 2004, the cost of investments for federal income tax purposes was $48,038,199. Net unrealized appreciation aggregated $4,666,299, of which $6,245,074 represented gross unrealized appreciation on securities and $1,578,775 represented gross unrealized depreciation on securities.

The difference between book basis and tax basis is attributable primarily to the return of capital adjustments from real estate investment trusts.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the six months ended June 30, 2004 were $13,049 and are set forth in the Statement of Changes in Net Assets.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), which was formerly known as E*TRADE Group, Inc., serves as the

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.15% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a direct subsidiary of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated at an annual rate equal to 0.07% of the Fund's average daily net assets.

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Effective September 30, 2004, ETAM will assess an account maintenance fee of $2.50 per quarter to offset shareholder servicing cost if an account balance in the Fund falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities, the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2005. The Expense Limitation Agreement may continue from year to year thereafter. Effective April 29, 2004, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.26% of the Fund's average daily net assets. Prior to April 29, 2004, the expense limit for the Fund was 0.65% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of
(i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $417,244 was eligible for reimbursement as of December 31, 2003.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides, fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

4. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent, and receive interest on the investment of cash collateral.

The Fund did not participate in securities lending during the six months ended June 30, 2004.

5. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The following futures contract(s) were outstanding as of June 30, 2004:

-----------------------------------------------------------------
                                        Notional   Net Unrealized
Number of      Futures     Expiration   Contract    Appreciation
Contracts       Index         Date        Value    (Depreciation)
-----------------------------------------------------------------

    3       Russell 2000    09/17/04    $888,525       $3,505

-----------------------------------------------------------------

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a value of $149,760.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

6. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the six months ended June 30, 2004.

7. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the six months ended June 30, 2004.

8. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $28,486,649 and $13,044,447, respectively, for the six months ended June 30, 2004.

Proxy Voting Policies and Procedures

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etrade.com/mutualfunds (click on the "E*TRADE Funds" tab, then "Prospectus" and "Statement of Additional Information" for the Fund) and by accessing the Securities and Exchange Commission's website at www.sec.gov.

New semi-annual report
E*TRADE Index Funds
Now with the lowest expense ratios in the industry/1/

Dear Shareholder:

I am pleased to provide you with the new semi-annual report for the E*TRADE Index Funds for the period ended June 30, 2004.

A Period of Positive Growth

This most recent reporting period has been a good one:

     .    All of our index funds posted positive asset growth
     . Our S&P 500, Russell 2000, and International Index Funds appeared on the E*TRADE FINANCIAL Mutual Fund All-Star List--a quarterly list of leading funds/2/
     . The E*TRADE Technology Index Fund --the only fund of its kind in the industry--continued to grow its assets

We Raised the Bar by Lowering Our Costs

We recently raised the bar for mutual funds by lowering our costs-- the E*TRADE Index Funds now feature the lowest expense ratios in the industry./1/ This makes our proprietary stock index funds an even more cost-efficient way for investors to gain broad diversification and balance their holdings.

As the overall economy continues to demonstrate signs of renewed vigor, we remain committed to providing you with an affordable way to invest in specific asset classes and create a solid diversified portfolio.

I hope you will find this report valuable and informative.

In the meantime, as always, thank you for your continued investment in the E*TRADE Index Funds. We look forward to serving your financial needs for many years to come.

Sincerely,


/s/ Dennis Webb
-----------------------------------
Dennis Webb
President
E*TRADE Funds

(Disclosures)

PLEASE READ THE IMPORTANT INFORMATION BELOW

This material is intended for use only with E*TRADE Index Fund shareholders who have previously received a copy of the most recent prospectus.

/1/ The E*TRADE Index Funds had the lowest effective expense ratio because E*TRADE Asset Management ("ETAM") contractually limited their expenses. The expense ratios of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. Effective April 29, 2004, ETAM has agreed contractually to limit each Fund's expense ratio until April 30, 2005. There is no assurance that the expense limitation will continue beyond that date or will continue at the currently specified levels. ETAM may determine to discontinue the contractual expense limitation at the currently specified level if the Fund's assets do not increase significantly by April 30, 2005. Effective September 30, 2004, ETAM will assess an account maintenance fee of $2.50 per quarter per Fund ("Account Maintenance Fee") to offset shareholder servicing costs if your Fund balance falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The Account Maintenance Fee is determined and paid at the end of the calendar quarter. The Account Maintenance Fee will not be applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the Account Maintenance Fee will be waived if your total E*TRADE Funds assets are $10,000 or more.

/2/ The All-Star Funds are a quarterly list of leading funds selected by E*TRADE Global Asset Management, Inc. based on research provided in its capacity as a registered broker-dealer. Funds selected for the All-Star List are selected from the no load, no transaction fee mutual funds offered through E*TRADE Securities. All-Star Funds typically have at least a three year track record and compare favorably against their peers based on historical return, risk, expenses, manager tenure, performance and style consistency, asset size and growth and must be 1) structured through sound investment philosophy and process, 2) implemented with acceptable level of investment risk management strategy, 3) designed to deliver reasonable investment return, 4) possess competitive product advantage, and 5) supported by a well balanced investment firm.

The E*TRADE FINANCIAL family of companies provides financial services that include brokerage, banking, and lending. Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

We take your privacy seriously. To learn more about our use of personal information, please read our Privacy Statement.

(C) 2004 E*TRADE FINANCIAL Corp. All rights reserved.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                            Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS (99.1% OF NET ASSETS)
ADVERTISING                                       (0.2%)
DoubleClick, Inc.                                            3,235   $   25,136*
Monster Worldwide, Inc.                                      2,704       69,547*
                                                                     ----------
                                                                         94,683
                                                                     ----------

AEROSPACE/DEFENSE                                 (0.1%)
Titan Corp. (The)                                            2,040       26,479*
                                                                     ----------

COMMERCIAL SERVICES                               (5.8%)
Accenture, Ltd., Class A                                    13,951      383,373*
Amazon.com, Inc.                                             9,771      531,542*
BearingPoint, Inc.                                           4,717       41,840*
Convergys Corp.                                              3,480       53,592*
eBay, Inc.                                                  15,834    1,455,936*
Getty Images, Inc.                                           1,400       84,000
InterActivecorp                                             15,350      462,649*
Plexus Corp.                                                 1,005       13,568*
                                                                     ----------
                                                                      3,026,500
                                                                     ----------

COMMUNICATIONS SERVICES                           (0.3%)
Avaya, Inc.                                                 10,698      168,921*
                                                                     ----------

COMPUTER FACILITIES MANAGEMENT                    (0.3%)
Cognizant Technology Solutions Corp.                         3,084       78,364*
Comverse Technology, Inc.                                    4,741       94,536*
                                                                     ----------
                                                                        172,900
                                                                     ----------

COMPUTER INTEGRATED SYSTEMS DESIGN                (1.2%)
Bea Systems, Inc.                                            9,892       81,312*
Brocade Communications Systems, Inc.                         6,271       37,501*
Computer Sciences Corp.                                      4,510      209,399*
Intergraph Corp.                                               886       22,912
Jack Henry & Associates, Inc.                                2,146       43,135
Network Appliance, Inc.                                      8,370      180,206*
TIBCO Software, Inc.                                         4,826       40,780*
                                                                     ----------
                                                                        615,245
                                                                     ----------

COMPUTER PERIPHERAL EQUIPMENT                     (9.8%)
3Com Corp.                                                   9,211       57,569*
Adaptec, Inc.                                                2,667       22,563*
Cisco Systems, Inc.                                        163,130    3,866,181*
Electronics For Imaging, Inc.                                1,313       37,105*
Emulex Corp.                                                 1,959       28,033*
Juniper Networks, Inc.                                      12,772      313,808*
Lexmark International, Inc.                                  3,107      299,919*
Nam Tai Electronics, Inc.                                    1,100       23,672

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
PalmOne, Inc.                                                 1,122      39,012*
QLogic Corp.                                                  2,268      60,306*
Research In Motion, Ltd.                                      4,430     303,189
Symbol Technologies, Inc.                                     5,651      83,296
                                                                      ---------
                                                                      5,134,653
                                                                      ---------

COMPUTER PROGRAMMING SERVICES                       (0.3%)
Amdocs, Ltd.                                                  5,194     121,695*
Informatica Corp.                                             2,086      15,916*
                                                                      ---------
                                                                        137,611
                                                                      ---------

COMPUTER RELATED SERVICES                           (1.5%)
CACI International Inc., Class A                                712      28,793*
Ceridian Corp.                                                3,571      80,348*
Electronic Data Systems Corp.                                12,246     234,511
Internet Security Systems, Inc.                               1,132      17,365*
Paychex, Inc.                                                 9,081     307,664
Red Hat, Inc.                                                 4,388     100,792*
                                                                      ---------
                                                                        769,473
                                                                      ---------

COMPUTER STORAGE DEVICES                            (1.8%)
EMC Corp.                                                    58,388     665,623*
Imation Corp.                                                   887      37,795
Sandisk Corp.                                                 3,894      84,461*
Seagate Technology                                           11,000     158,730*
                                                                      ---------
                                                                        946,609
                                                                      ---------

COMPUTERS                                           (1.2%)
Anteon International Corp.                                      866      28,249*
Apple Computer, Inc.                                          9,196     299,238*
Ask Jeeves, Inc.                                              1,200      46,836*
Black Box Corp.                                                 399      18,857
Kronos, Inc.                                                    739      30,447*
Maxtor Corp.                                                  5,960      39,515*
Perot Systems Corp., Class A                                  2,637      34,993*
RSA Security, Inc.                                            1,500      30,705*
Storage Technology Corp.                                      2,740      79,460*
Western Digital Corp.                                         5,070      43,906*
                                                                      ---------
                                                                        652,206
                                                                      ---------

COMPUTERS, PERIPHERAL & SOFTWARE                    (0.9%)
Autodesk, Inc.                                                2,722     116,529
National Instruments Corp.                                    1,942      59,522
NetIQ Corp.                                                   1,376      18,163*
Nvida Corp.                                                   3,955      81,078*
Open Text Corp.                                               1,300      41,470
Sybase, Inc.                                                  2,322      41,796*

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Zebra Technologies Corp.                                      1,100      95,700
                                                                      ---------
                                                                        454,258
                                                                      ---------

DATA PROCESSING & PREPARATION                       (4.5%)
Acxiom, Corp.                                                 2,090      51,895*
Affiliated Computer Services, Inc., Class A                   2,990     158,291*
Automatic Data Processing, Inc.                              14,279     598,005
BISYS Group, Inc.                                             2,862      40,240*
DST Systems, Inc.                                             1,998      96,084*
First Data Corp.                                             21,028     936,167
Fiserv, Inc.                                                  4,659     181,189*
SunGard Data Systems, Inc.                                    6,956     180,856*
Verisign, Inc.                                                5,941     118,226*
                                                                      ---------
                                                                      2,360,953
                                                                      ---------

DISTRIBUTION/WHOLESALE                              (0.3%)
CDW Corp.                                                     1,992     127,010
Ingram Micro, Inc., Class A                                   3,764      54,465*
                                                                      ---------
                                                                        181,475
                                                                      ---------

ELECTRONIC COMPONENTS                               (1.0%)
Avx Corp.                                                     4,215      60,907
Celestica, Inc.                                               4,448      88,738*
Flextronics International, Ltd.                              12,755     203,442*
Sanmina-SCI Corp.                                            12,523     113,959*
Vishay Intertechnology, Inc.                                  3,490      64,844*
                                                                      ---------
                                                                        531,890
                                                                      ---------

ELECTRONIC COMPUTERS                               (14.9%)
Advent Software, Inc.                                           813      14,691*
Dell, Inc.                                                   61,024   2,185,880*
Gateway, Inc.                                                 8,963      40,334*
Hewlett-Packard Co.                                          73,554   1,551,989
International Business Machines Corp.                        40,630   3,581,535
Sun Microsystems, Inc.                                       80,246     348,268*
Unisys Corp.                                                  8,066     111,956*
                                                                      ---------
                                                                      7,834,653
                                                                      ---------

ELECTRONIC PARTS & EQUIPMENT                        (0.4%)
Arrow Electronics, Inc.                                       2,784      74,667*
Avnet, Inc.                                                   2,863      64,990*
Benchmark Electronics, Inc.                                   1,000      29,100*
Checkfree Corp.                                               2,179      65,370*
                                                                      ---------
                                                                        234,127
                                                                      ---------

ELECTRONICS                                         (1.4%)
Agilent Technologies, Inc.                                   11,565     338,623*

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Amphenol Corp., Class A                                       2,162      72,038*
ATI Technologies, Inc.                                        5,807     109,520*
Cymer, Inc.                                                     865      32,386*
KEMET Corp.                                                   2,071      25,308*
Mentor Graphics Corp.                                         1,728      26,732*
Newport Corp.                                                   963      15,572*
Skyworks Solutions, Inc.                                      3,591      31,349*
Tektronix, Inc.                                               2,050      69,741
Trimble Navigation, Ltd.                                      1,200      33,348*
                                                                      ---------
                                                                        754,617
                                                                      ---------

INTERNET SERVICE PROVIDER                           (2.3%)
EarthLink, Inc.                                               3,823      39,568*
Yahoo!, Inc.                                                 32,454   1,179,054*
                                                                      ---------
                                                                      1,218,622
                                                                      ---------

MEASURING & CONTROLLING DEVICES                     (0.4%)
KLA-Tencor Corp.                                              4,791     236,580*
                                                                      ---------

MULTIMEDIA NETWORKING                               (0.1%)
Polycom, Inc.                                                 2,374      53,201*
                                                                      ---------

NETWORK EQUIPMENT                                   (1.0%)
Extreme Networks, Inc.                                        2,933      16,190*
Foundry Networks, Inc.                                        3,295      46,361*
Lucent Technologies, Inc.                                   103,391     390,818*
Sonus Networks, Inc.                                          5,873      28,073*
Sycamore Networks, Inc.                                       6,560      27,749*
                                                                      ---------
                                                                        509,191
                                                                      ---------

PREPACKAGED SOFTWARE                               (18.0%)
Adobe Systems, Inc.                                           5,761     267,887
Ariba, Inc.                                                   6,597      13,062*
BMC Software, Inc.                                            5,435     100,548*
Cadence Design System, Inc.                                   6,558      95,944*
Check Point Software Technologies, Ltd.                       6,037     162,939*
Citrix Systems, Inc.                                          4,109      83,659*
Cognos, Inc.                                                  2,260      81,722*
Computer Associates International, Inc.                      14,014     393,233
Compuware Corp.                                               9,270      61,182*
CSG Systems International, Inc.                               1,251      25,896*
Electronic Arts, Inc.                                         7,336     400,179*
Intuit, Inc.                                                  4,765     183,834*
Macromedia, Inc.                                              1,577      38,715*
Macrovision Corp.                                             1,200      30,036*
Mercury Interactive Corp.                                     2,253     112,267*
Microsoft Corp.                                             163,755   4,676,843

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares     Value
--------------------------------------------------------------------------------
Network Associates, Inc.                                      3,962      71,831*
Novell, Inc.                                                  9,236      77,490*
Oracle Corp.                                                125,345   1,495,366*
Parametric Technology Corp.                                   6,419      32,095*
Peoplesoft, Inc.                                              8,810     162,985*
Quest Software, Inc.                                          2,257      29,115*
RealNetworks, Inc.                                            4,121      28,188*
Siebel Systems, Inc.                                         12,123     129,474*
Symantec Corp.                                                7,514     328,963*
Synopsys, Inc.                                                3,708     105,418*
Veritas Software Corp.                                       10,349     286,667*
                                                                      ---------
                                                                      9,475,538
                                                                      ---------

PRINTED CIRCUIT BOARDS                               (0.5%)
Jabil Circuit, Inc.                                           4,814     121,217*
Solectron Corp.                                              20,636     133,515*
                                                                      ---------
                                                                        254,732
                                                                      ---------

PROCESS CONTROL INSTRUMENTS                          (0.3%)
PerkinElmer, Inc.                                             3,129      62,705
Teradyne, Inc.                                                4,662     105,827*
                                                                      ---------
                                                                        168,532
                                                                      ---------

RADIO & TV COMMUNICATIONS EQUIPMENT                  (5.1%)
Andrew Corp.                                                  3,848      76,998*
Motorola, Inc.                                               56,588   1,032,731
Qualcomm, Inc.                                               19,536   1,425,737
Scientific-Atlanta, Inc.                                      3,662     126,339
                                                                      ---------
                                                                      2,661,805
                                                                      ---------

SEMICONDUCTORS                                       (0.9%)
Agere Systems, Inc., Class A                                 19,434      44,698*
Agere Systems, Inc., Class B                                 21,939      47,169*
AMIS Holdings, Inc.                                           2,000      33,840*
Axcelis Technologies Inc.                                     2,434      30,279*
Integrated Circuit Systems, Inc.                              1,750      47,530*
Intersil Corp., Class A                                       3,425      74,186
PMC-Sierra, Inc.                                              4,227      60,657*
Semtech Corp.                                                 1,746      41,101*
Silicon Laboratories, Inc.                                    1,255      58,169*
Silicon Storage Technology, Inc.                              2,300      23,690*
                                                                      ---------
                                                                        461,319
                                                                      ---------

SEMICONDUCTORS EQUIPMENT                            (17.8%)
Advanced Micro Devices, Inc.                                  8,537     135,738*
Altera Corp.                                                  9,030     200,647*
Amkor Technologies, Inc.                                      4,217      34,495*

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares     Value
--------------------------------------------------------------------------------
Analog Devices, Inc.                                          9,105     428,663
Applied Micro Circuits Corp.                                  7,500      39,900*
ASE Test Limited                                              2,400      17,688*
Atmel Corp.                                                  11,449      67,778*
Broadcom Corp., Class A                                       6,121     286,279*
Conexant Systems, Inc.                                       11,179      48,405*
Cree, Inc.                                                    1,779      41,415*
Cypress Semiconductor Corp.                                   2,986      42,371*
Entegris, Inc.                                                1,782      20,618*
Fairchild Semiconductor International,
   Inc., Class A                                              2,924      47,866*
Intel Corp.                                                 152,672   4,213,747
Intergrated Device Technology, Inc.                           2,504      34,655*
International Rectifier Corp.                                 1,643      68,053*
JDS Uniphase Corp.                                           33,271     126,097*
Lattice Semiconductor Corp.                                   2,707      18,976*
Linear Technology Corp.                                       7,483     295,354
LSI Logic Corp.                                               9,248      70,470*
Marvell Technology Group, Ltd.                                6,344     169,385*
Maxim Integrated Products, Inc.                               7,778     407,723
Micrel, Inc.                                                  2,216      26,924*
Microchip Technology, Inc.                                    4,943     155,902
Micron Technology, Inc.                                      14,716     225,302*
MKS Instruments, Inc.                                         1,300      29,666*
National Semiconductor Corp.                                  8,604     189,202*
OmniVision Technologies, Inc.                                 1,300      20,735*
Rambus, Inc.                                                  2,482      44,105*
RF Micro Devices, Inc.                                        4,445      33,338*
STMicroelectronics NV                                        21,750     478,718
Texas Instruments, Inc.                                      41,721   1,008,814
TriQuint Semiconductor, Inc.                                  3,272      17,865*
Varian Semiconductor Equipment Associates, Inc.                 875      33,740*
Vitesse Semiconductor Corp.                                   5,265      25,693*
Xilinx, Inc.                                                  8,391     279,504*
                                                                      ---------
                                                                      9,385,831
                                                                      ---------

SOFTWARE                                             (1.4%)
Activision, Inc.                                              3,273      52,041*
Akamai Technologies, Inc.                                     3,000      53,850*
Ascential Software Corp.                                      1,394      22,290*
Avid Technology, Inc.                                           802      43,765*
Avocent Corp.                                                 1,158      42,545*
Borland Software Corp.                                        1,903      16,156*
Certegy, Inc.                                                 1,488      57,734
ChoicePoint, Inc.                                             2,088      95,338*
CNET Networks Inc.                                            3,500      38,745*
Fair Isaac Corp.                                              1,707      56,980
FileNET Corp.                                                   900      28,413*

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                            Shares      Value
--------------------------------------------------------------------------------
Global Payments, Inc.                                          923       41,553
Hyperion Solutions Corp.                                       912       39,873*
InfoSpace, Inc.                                                800       30,432*
Keane, Inc.                                                  1,552       21,247*
Reynolds & Reynolds Co., Class A                             1,580       36,545
Take-Two Interactive Software, Inc.                          1,053       32,264*
THQ, Inc.                                                      940       21,526*
WebEx Communications, Inc.                                   1,025       22,304*
                                                                     ----------
                                                                        753,601
                                                                     ----------

SPECIAL INDUSTRY MACHINERY                        (2.3%)
Applied Materials, Inc.                                     40,707      798,671*
ASML Holding NV                                             11,610      198,647*
Lam Research Corp.                                           3,199       85,733*
Novellus Systems, Inc.                                       3,586      112,744*
Unova, Inc.                                                  1,500       30,375*
                                                                     ----------
                                                                      1,226,170
                                                                     ----------

TELECOMMUNICATIONS                                (0.1%)
Aspect Communications Corp.                                  2,000       28,400*
West Corp.                                                   1,598       41,788*
                                                                     ----------
                                                                         70,188
                                                                     ----------

TELECOMMUNICATIONS EQUIPMENT                      (1.4%)
Adtran, Inc.                                                 1,902       63,470
Corning, Inc.                                               33,131      432,691*
Harris Corp.                                                 1,600       81,200
InterDigital Communications Corp.                            1,293       24,321*
Tekelec                                                      1,481       26,910*
UTStarcom, Inc.                                              2,707       81,887*
                                                                     ----------
                                                                        710,479
                                                                     ----------

TELEPHONE & TELEGRAPH APPARATUS                   (1.4%)
ADC Telecommunications, Inc.                                19,416       55,141*
Advanced Fibre Communication, Inc.                           2,115       42,723*
Ciena Corp.                                                 13,711       51,005*
Nortel Networks Corp.                                      102,924      513,591
Tellabs, Inc.                                               10,025       87,619*
                                                                     ----------
                                                                        750,079
                                                                     ----------

TRAVEL SERVICES                                   (0.2%)
Sabre Holdings Corp.                                         3,313       91,803
                                                                     ----------
Total Common Stocks (Cost: $75,355,090)                              52,124,924
                                                                     ----------

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                          Shares        Value
--------------------------------------------------------------------------------
                                                        Principal
                                                          Amount
                                                        ---------
SHORT-TERM INVESTMENTS                         (1.1%)
The Bank of New York Cash Reserve                        441,377        441,377
U.S. Treasury Bill 0.98%, (1) 8/19/04                    150,000        149,760^
                                                                    -----------
Total Short-Term Investments
   (Cost: $591,177)                                                     591,137
                                                                    -----------

Total Investments (Cost: $75,946,267)        (100.2%)                52,716,061
                                                                    -----------
Liabilities in Excess of Other Assets         (-0.2%)                   (98,709)
                                                                    -----------
Net Assets                                   (100.0%)               $52,617,352
                                                                    ===========

* Represents non-income producing securities.
^ See Note 5 regarding futures contracts.
(1) Yield to maturity.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments at market value (Cost: $75,946,267) (Note 2)           $ 52,716,061
Receivable for securities sold                                          317,859
Receivable for fund shares purchased                                     43,282
Due from E*TRADE Asset Management, Inc. (Note 3)                         30,083
Dividends receivable                                                     11,937
Variation margin receivables (net) (Note 5)                               4,050
Other assets                                                             32,627
                                                                   ------------
   TOTAL ASSETS                                                      53,155,899
                                                                   ------------

LIABILITIES
Payable for securities purchased                                        447,745
Payable for fund shares redeemed                                         13,611
Accrued accounting, custody and transfer agent fees                      24,089
Accrued audit fees                                                       15,066
Accrued advisory fee (Note 3)                                            10,489
Accrued administration fee (Note 3)                                       6,293
Accrued shareholder servicing fees (Note 3)                              10,489
Accrued other expenses                                                   10,765
                                                                   ------------
   TOTAL LIABILITIES                                                    538,547
                                                                   ------------

TOTAL NET ASSETS                                                   $ 52,617,352
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $128,056,662
Undistributed net investment loss                                      (129,939)
Accumulated net realized gain (loss) on investments and futures
   contracts                                                        (52,082,685)
Net unrealized appreciation (depreciation) of investments and
   futures contracts                                                (23,226,686)
                                                                   ------------
TOTAL NET ASSETS                                                   $ 52,617,352
                                                                   ============

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)           10,037,956
                                                                   ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE     $       5.24
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends                                                        $    69,860
   Interest                                                                 928
                                                                    -----------
      TOTAL INVESTMENT INCOME                                            70,788
                                                                    -----------

EXPENSES (NOTE 3):
   Advisory fee                                                          65,298
   Administration fee                                                    39,179
   Shareholder servicing fees                                            65,298
   Transfer and dividend disbursing agent                               119,108
   Legal services                                                        18,854
   Audit and tax services                                                14,101
   Trustee fees                                                           2,011
   Printing                                                                 347
                                                                    -----------
      TOTAL EXPENSES BEFORE WAIVER                                      324,196
Waived fees and reimbursed expenses (Note 3)                           (123,469)
                                                                    -----------
   NET EXPENSES                                                         200,727
                                                                    -----------
NET INVESTMENT LOSS                                                    (129,939)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Sale of investments                                            (1,337,471)
      Futures contracts                                                 (69,004)
   Net change in unrealized appreciation (depreciation) of:
      Investments                                                     1,568,851
      Futures contracts                                                   3,520
                                                                    -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
      FUTURES CONTACTS                                                  165,896
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $    35,957
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Six Months Ended
                                                                June 30, 2004        Year Ended
                                                                 (Unaudited)     December 31, 2003
                                                              ----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss                                             $  (129,939)       $   (210,851)
Net realized gain (loss) on sale of investments and futures
   contracts                                                     (1,406,475)        (10,065,287)
Net change in unrealized appreciation (depreciation) of
   investments and futures contracts                              1,572,371          28,472,023
                                                                -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                   35,957          18,195,885
                                                                -----------        ------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                  7,407,032           9,575,843
Cost of shares redeemed                                          (6,921,240)        (10,366,260)
                                                                -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM TRANSACTIONS IN
   SHARES OF COMMON STOCK                                           485,792            (790,417)
                                                                -----------        ------------

REDEMPTION FEES (Note 2)                                              8,227              13,311
                                                                -----------        ------------

NET INCREASE (DECREASE) IN NET ASSETS                               529,976          17,418,779
   NET ASSETS:
BEGINNING OF PERIOD                                              52,087,376          34,668,597
                                                                -----------        ------------
END OF PERIOD                                                   $52,617,352        $ 52,087,376
                                                                ===========        ============

SHARE TRANSACTIONS:
Number of shares sold                                             1,402,297           2,169,126
Number of shares redeemed                                        (1,323,872)         (2,373,790)
                                                                -----------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                        78,425            (204,664)
                                                                ===========        ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                           Six Months Ended
                                                             June 30, 2004           Year Ended          Year Ended
                                                              (Unaudited)         December 31, 2003   December 31, 2002
                                                           ----------------       -----------------   -----------------
FOR A SHARE OUTSTANDING FOR THE PERIOD

NET ASSET VALUE, BEGINNING OF PERIOD                            $  5.23                $  3.41             $  5.77
                                                                -------                -------             -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

   Net investment income                                          (0.01)/(1)/            (0.02)/(1)/         (0.03)

   Net realized and unrealized gain (loss) on investments          0.02                   1.84               (2.33)
                                                                -------                -------             -------
   TOTAL FROM INVESTMENT OPERATIONS                                0.01                   1.82               (2.36)
                                                                -------                -------             -------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from net realized gains                             --                     --                  --
                                                                -------                -------             -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               --                     --                  --
                                                                -------                -------             -------

REDEMPTION FEES ADDED TO PAID-IN CAPITAL                           0.00/(2)/              0.00/(2)/           0.00/(2)/
                                                                -------                -------             -------
NET ASSET VALUE, END OF PERIOD                                  $  5.24                $  5.23             $  3.41
                                                                =======                =======             =======

   TOTAL RETURN/(a)/                                               0.19%                 53.37%             (40.90)%

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (000's omitted)                    $52,617                $52,087             $34,669

   Ratio of expenses to average net assets                         0.77%/(3)(4)/         0.85%/(4)/           0.85%/(4)/

   Ratio of net investment loss to average net assets             (0.50)%/(3)(5)/        (0.50)%/(5)/        (0.61)%/(5)/

   Portfolio turnover rate                                         3.45%                 11.22%               6.02%

                                                                                                         Period from
                                                                                                       August 13, 1999
                                                                                                        (commencement
                                                               Year Ended          Year Ended      of operations) through
                                                           December 31, 2001   December 31, 2000      December 31, 1999
                                                           -----------------   -----------------   ----------------------
FOR A SHARE OUTSTANDING FOR THE PERIOD

NET ASSET VALUE, BEGINNING OF PERIOD                            $  8.21             $ 14.21                $ 10.00
                                                                -------             -------                -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

   Net investment income                                          (0.04)              (0.08)                 (0.01)

   Net realized and unrealized gain (loss) on investments         (2.36)              (5.32)                  4.75
                                                                -------             -------                -------
   TOTAL FROM INVESTMENT OPERATIONS                               (2.40)              (5.40)                  4.74
                                                                -------             -------                -------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from net realized gains                          (0.04)              (0.65)                 (0.58)
                                                                -------             -------                -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (0.04)              (0.65)                 (0.58)
                                                                -------             -------                -------

REDEMPTION FEES ADDED TO PAID-IN CAPITAL                           0.00/(2)/           0.05                   0.05
                                                                -------             -------                -------
NET ASSET VALUE, END OF PERIOD                                  $  5.77             $  8.21                $ 14.21
                                                                =======             =======                =======

   TOTAL RETURN/(a)/                                             (29.03)%            (38.02)%                47.71%/(7)/

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (000's omitted)                    $62,505             $55,514                $44,971

   Ratio of expenses to average net assets                         0.85%/(4)/          0.85%/(6)/             0.85%/(3)(6)/

   Ratio of net investment loss to average net assets             (0.66)%/(5)/        (0.70)%                (0.49)%/(3)/

   Portfolio turnover rate                                        48.65%              27.82%                 35.77%/(7)(8)/

----------
/(a)/ The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

/(1)/ Calculated based on average shares outstanding.

/(2)/ Rounds to less than $0.01.

/(3)/ Annualized.

/(4)/ The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2004 and years ended December 31, 2003, December 31, 2002 and December 31, 2001 were 1.24%, 1.64%, 1.88%, and 1.18%, respectively.

/(5)/ The ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2004 and years ended December 31, 2003, December 31, 2002 and December 31, 2001 were (0.97)%, (1.28)%, (1.64)% and (0.99)%, respectively.

/(6)/ The Investment Adviser voluntarily agreed to pay the non-affiliated
     Trustee expenses for the Fund for the period August 13, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.85% for the period from August 13, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.

/(7)/ For the period August 13, 1999 (commencement of operations) through
     December 31, 1999 and is not indicative of a full year's operating results.

/(8)/ Not annualized.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

1. ORGANIZATION

E*TRADE Technology Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2004, the Trust consisted of nine operating series: the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Technology Index Fund.

The Fund's investment objective is to match as closely as practicable, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology ("GSTI(TM) Composite") Index*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI(TM) Composite Index.

* "GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). In this regard, effective July 14, 2004, the Fund implemented the use of certain third party research services in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment,

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's policy to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2003, for federal income tax purposes, the Fund had a capital loss carryforwards of $43,364,853, of which $4,029,927, $29,447,512 and
$9,887,414 will expire in 2009, 2010, and 2011, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2003, the Fund has elected to defer $1,340,840 of capital losses attributable to post-October losses. Approximately $25,106,304 of capital loss carryforward in the Fund, which will expire in 2010, was acquired in the reorganization of the E*TRADE E-Commerce Index Fund into the Fund on December 7, 2001 and is available to offset future capital gains of the Fund. The losses absorbed by the Fund from the reorganization of the E*TRADE E-Commerce Index Fund into the Fund may be limited under IRS regulations.

At June 30, 2004, the cost of investments for federal income tax purposes was $81,916,783. Net unrealized depreciation aggregated $29,200,722, of which $232,238 represented gross unrealized appreciation on securities and $29,432,960 represented gross unrealized depreciation on securities.

The difference between book basis and tax basis is attributable primarily to wash sales.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the six months ended June 30, 2004 were $8,227 and are set forth in the Statement of Changes in Net Assets.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), which was formerly known as E*TRADE Group, Inc., serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a direct subsidiary of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated at an annual rate equal to 0.12% of the Fund's average daily net assets.

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Effective September 30, 2004, ETAM will assess an account maintenance fee of $2.50 per quarter to offset shareholder servicing cost if an account balance in the Fund fails below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities, the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIA, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2005. The Expense Limitation Agreement may continue from year to year thereafter. Effective April 29, 2004, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.60% of the Fund's average daily net assets. Prior to April 29, 2004, the expense limit for the Fund was 0.85% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of
(i) all fees previously

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $959,775 was eligible for reimbursement as of December 31, 2003.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides, fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

4. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent, and receive interest on the investment of cash collateral.

The Fund did not participate in securities lending during the six months ended June 30, 2004.

5. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The following futures contract(s) were outstanding as of June 30, 2004:

--------------------------------------------------------------
                                      Notional  Net Unrealized
Number of     Futures   Expiration   Contract    Appreciation
Contracts      Index       Date        Value    (Depreciation)
--------------------------------------------------------------

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

    3       NASDAQ 100    09/17/04    $456,300       $2,380
--------------------------------------------------------------

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a value of $149,760.

6. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the six months ended June 30, 2004.

7. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the six months ended June 30, 2004.

8. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $2,213,119 and $1,776,198, respectively, for the six months ended June 30, 2004.

Proxy Voting Policies and Procedures

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etrade.com/mutualfunds (click on the "E*TRADE Funds" tab, then "Prospectus" and "Statement of Additional Information" for the Fund) and by accessing the Securities and Exchange Commission's website at www.sec.gov.

New semi-annual report

E*TRADE Index Funds

Now with the lowest expense ratios in the industry/1/

Dear Shareholder:

I am pleased to provide you with the new semi-annual report for the E*TRADE Index Funds for the period ended June 30, 2004.

A Period of Positive Growth

This most recent reporting period has been a good one:

     .    All of our index funds posted positive asset growth
     . Our S&P 500, Russell 2000, and International Index Funds appeared on the E*TRADE FINANCIAL Mutual Fund All-Star List--a quarterly list of leading funds/2/
     . The E*TRADE Technology Index Fund--the only fund of its kind in the industry--continued to grow its assets

We Raised the Bar by Lowering Our Costs

We recently raised the bar for mutual funds by lowering our costs-- the E*TRADE Index Funds now feature the lowest expense ratios in the industry./1/ This makes our proprietary stock index funds an even more cost-efficient way for investors to gain broad diversification and balance their holdings.

As the overall economy continues to demonstrate signs of renewed vigor, we remain committed to providing you with an affordable way to invest in specific asset classes and create a solid diversified portfolio.

I hope you will find this report valuable and informative.

In the meantime, as always, thank you for your continued investment in the E*TRADE Index Funds. We look forward to serving your financial needs for many years to come.

Sincerely,


/s/ Dennis Webb
---------------
Dennis Webb
President
E*TRADE Funds

(Disclosures)

PLEASE READ THE IMPORTANT INFORMATION BELOW

This material is intended for use only with E*TRADE Index Fund shareholders who have previously received a copy of the most recent prospectus.

/1/ The E*TRADE Index Funds had the lowest effective expense ratio because E*TRADE Asset Management ("ETAM") contractually limited their expenses. The expense ratios of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. Effective April 29, 2004, ETAM has agreed contractually to limit each Fund's expense ratio until April 30, 2005. There is no assurance that the expense limitation will continue beyond that date or will continue at the currently specified levels. ETAM may determine to discontinue the contractual expense limitation at the currently specified level if the Fund's assets do not increase significantly by April 30, 2005. Effective September 30, 2004, ETAM will assess an account maintenance fee of $2.50 per quarter per Fund ("Account Maintenance Fee") to offset shareholder servicing costs if your Fund balance falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The Account Maintenance Fee is determined and paid at the end of the calendar quarter. The Account Maintenance Fee will not be applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the Account Maintenance Fee will be waived if your total E*TRADE Funds assets are $10,000 or more.

/2/ The All-Star Funds are a quarterly list of leading funds selected by E*TRADE Global Asset Management, Inc. based on research provided in its capacity as a registered broker-dealer. Funds selected for the All-Star List are selected from the no load, no transaction fee mutual funds offered through E*TRADE Securities. All-Star Funds typically have at least a three year track record and compare favorably against their peers based on historical return, risk, expenses, manager tenure, performance and style consistency, asset size and growth and must be 1) structured through sound investment philosophy and process, 2) implemented with acceptable level of investment risk management strategy, 3) designed to deliver reasonable investment return, 4) possess competitive product advantage, and 5) supported by a well balanced investment firm.

The E*TRADE FINANCIAL family of companies provides financial services that include brokerage, banking, and lending. Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

We take your privacy seriously. To learn more about our use of personal information, please read our Privacy Statement.

(C)2004 E*TRADE FINANCIAL Corp. All rights reserved.

E*TRADE S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                            Shares      Value
--------------------------------------------------------------------------------
COMMON STOCKS (97.4% OF NET ASSETS)
ADVERTISING                                        (0.2%)
Interpublic Group of Cos., Inc. (The)                        6,110   $   83,890
Omnicom Group, Inc.                                          2,788      211,582
                                                                     ----------
                                                                        295,472
                                                                     ----------

AEROSPACE/DEFENSE                                  (1.6%)
Boeing Co. (The)                                            12,332      630,042
General Dynamics Corp.                                       2,876      285,587
Goodrich Corp.                                               1,716       55,478
Lockheed Martin Corp.                                        6,528      339,978
Northrop Grumman Corp.                                       5,208      279,670
Raytheon Co.                                                 6,482      231,861
Rockwell Collins, Inc.                                       2,556       85,166
United Technologies Corp.                                    7,495      685,642
                                                                     ----------
                                                                      2,593,424
                                                                     ----------

AIRLINES                                           (0.1%)
Delta Air Lines, Inc.                                        1,783       12,695
Southwest Airlines Co.                                      11,527      193,308
                                                                     ----------
                                                                        206,003
                                                                     ----------

APPAREL                                            (0.3%)
Jones Apparel Group, Inc.                                    1,828       72,169
Liz Claiborne, Inc.                                          1,609       57,892
NIKE, Inc., Class B                                          3,880      293,910
Reebok International, Ltd.                                     913       32,850
V.F. Corp.                                                   1,597       77,774
                                                                     ----------
                                                                        534,595
                                                                     ----------

AUTO MANUFACTURERS                                 (0.6%)
Ford Motor Co.                                              26,668      417,354
General Motors Corp.                                         8,254      384,554
Navistar International Corp.                                 1,022       39,613*
PACCAR, Inc.                                                 2,553      148,048
                                                                     ----------
                                                                        989,569
                                                                     ----------

AUTO PARTS & EQUIPMENT                             (0.1%)
Cooper Tire & Rubber Co.                                     1,086       24,978
Dana Corp.                                                   2,186       42,846
Delphi Corp.                                                 8,147       87,009
Goodyear Tire & Rubber Co. (The)                             2,608       23,707
Visteon Corp.                                                1,871       21,835
                                                                     ----------
                                                                        200,375
                                                                     ----------

BANKS                                              (7.1%)
AmSouth Bancorp.                                             5,128      130,610

E*TRADE S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                            Shares      Value
--------------------------------------------------------------------------------
Bank of America Corp.                                       29,728    2,515,584
Bank of New York Co., Inc. (The)                            11,382      335,541
Bank One Corp.                                              16,415      837,165
BB&T Corp.                                                   8,206      303,376
Charter One Financial, Inc.                                  3,217      142,159
Comerica, Inc.                                               2,511      137,804+
Fifth Third Bancorp                                          8,164      439,060
First Horizon National Corp.                                 1,819       82,710
Golden West Financial Corp.                                  2,236      237,799
Huntington Bancshares, Inc.                                  3,358       76,898
KeyCorp                                                      5,971      178,473
M&T Bank Corp.                                               1,700      148,410
Marshall & IIsley Corp.                                      3,236      126,495
Mellon Financial Corp.                                       6,190      181,553
National City Corp.                                          9,895      346,424
North Fork Bancorp., Inc.                                    2,536       96,495
Northern Trust Corp.                                         3,260      137,833
PNC Financial Services Group                                 4,075      216,301
Regions Financial Corp.                                      3,179      116,192
SouthTrust Corp.                                             4,768      185,046
State Street Corp.                                           4,909      240,737
Sovereign Bankcorp Inc.                                      4,500       99,450
SunTrust Banks, Inc.                                         4,088      265,679
Synovus Financial Corp.                                      4,436      112,320
U.S. Bancorp                                                27,698      763,357
Union Planters Corp.                                         2,764       82,395
Wachovia Corp.                                              19,147      852,042
Washington Mutual, Inc.                                     12,623      487,753
Wells Fargo & Co.                                           24,626    1,409,346
Zions Bancorp.                                               1,282       78,779
                                                                     ----------
                                                                     11,363,786
                                                                     ----------

BEVERAGES                                          (2.6%)
Adolph Coors Co., Class B                                      538       38,919
Anheuser-Busch Cos., Inc.                                   11,758      634,932
Brown-Forman Corp., Class B                                  1,762       85,052
Coca-Cola Co. (The)                                         35,504    1,792,241
Coca-Cola Enterprises, Inc.                                  6,846      198,466
Pepsi Bottling Group, Inc. (The)                             3,731      113,945
PepsiCo, Inc.                                               24,880    1,340,534
                                                                     ----------
                                                                      4,204,089
                                                                     ----------

BIOTECHNOLOGY                                      (1.1%)
Amgen, Inc.                                                 18,546    1,012,055*
Biogen Idec, Inc.                                            4,970      314,353*
Chiron Corp.                                                 2,747      122,626*

E*TRADE S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Genzyme Corp.                                                 3,273     154,911*
Gilead Sciences, Inc.                                         3,100     207,700*
                                                                      ---------
                                                                      1,811,645
                                                                      ---------

BUILDING MATERIALS                                  (0.3%)
American Standard Cos., Inc.                                  3,104     125,122*
Masco Corp.                                                   6,364     198,430
Vulcan Materials Co.                                          1,524      72,466
                                                                      ---------
                                                                        396,018
                                                                      ---------

CHEMICALS                                           (1.5%)
Air Products and Chemicals, Inc.                              3,339     175,131
Ashland, Inc.                                                 1,022      53,972
Dow Chemical Co. (The)                                       13,659     555,921
DuPont (E.I.) de Nemours & Co.                               14,601     648,577
Eastman Chemical Co.                                          1,131      52,286
Engelhard Corp.                                               1,813      58,578
Great Lakes Chemical Corp.                                      705      19,077
Hercules, Inc.                                                1,628      19,845*
Monsanto Co.                                                  3,850     148,225
PPG Industries, Inc.                                          2,545     159,037
Praxair, Inc.                                                 4,726     188,615
Rohm and Haas Co.                                             3,276     136,216
Sherwin-Williams Co. (The)                                    2,062      85,676
Sigma-Aldrich Corp.                                           1,054      62,829
                                                                      ---------
                                                                      2,363,985
                                                                      ---------

COMMERCIAL SERVICES                                 (1.0%)
Apollo Group, Inc., Class A                                   2,617     231,055*
Cendant Corp.                                                14,916     365,144*
Convergys Corp.                                               2,127      32,756*
Deluxe Corp.                                                    742      32,277
Ecolab, Inc.                                                  3,732     118,304
Equifax, Inc.                                                 1,994      49,352
H&R Block, Inc.                                               2,561     122,108
McKesson Corp.                                                4,297     147,516
Monster Worldwide, Inc.                                       1,751      45,036*
Moody's Corp.                                                 2,197     142,058
Paychex, Inc.                                                 5,534     187,492
R.R. Donnelley & Sons Co.                                     3,164     104,475
Robert Half International, Inc.                               2,456      73,115*
                                                                      ---------
                                                                      1,650,688
                                                                      ---------

COMPUTERS                                           (5.5%)
Affiliated Computer Services, Inc., Class A                   2,000     105,880*
Apple Computer, Inc.                                          5,570     181,248*
Cisco Systems, Inc.                                          98,639   2,337,743*

E*TRADE S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                            Shares      Value
--------------------------------------------------------------------------------
Computer Sciences Corp.                                      2,757     128,008*
Dell, Inc.                                                  36,838   1,319,537*
Electronic Data Systems Corp.                                7,074     135,467
EMC Corp.                                                   35,616     406,022*
Gateway, Inc.                                                5,445      24,503*
Hewlett-Packard Co.                                         44,476     938,444
International Business Machines Corp.                       24,637   2,171,752
Lexmark International, Inc.                                  1,941     187,365*
NCR Corp.                                                    1,346      66,748*
Network Appliance, Inc.                                      5,115     110,126*
Sun Microsystems, Inc.                                      48,518     210,568*
SunGard Data Systems, Inc.                                   4,234     110,084*
Unisys Corp.                                                 4,859      67,443*
Veritas Software Corp.                                       6,324     175,175*
                                                                     ---------
                                                                     8,676,113
                                                                     ---------

COSMETICS/PERSONAL CARE                            (2.5%)
Alberto-Culver Co., Class B                                  1,307      65,533
Avon Products, Inc.                                          6,886     317,720
Colgate-Palmolive Co.                                        7,782     454,858
Gillette Co. (The)                                          14,690     622,856
International Flavors & Fragrances, Inc.                     1,335      49,929
Kimberly-Clark Corp.                                         7,304     481,188
Procter & Gamble Co. (The)                                  37,432   2,037,798
                                                                     ---------
                                                                     4,029,882
                                                                     ---------

DISTRIBUTION/WHOLESALE                             (0.3%)
Costco Wholesale Corp.                                       6,702     275,251*
Genuine Parts Co.                                            2,593     102,890
W.W. Grainger, Inc.                                          1,300      74,750
                                                                     ---------
                                                                       452,891
                                                                     ---------

DIVERSIFIED FINANCIAL SERVICES                     (9.2%)
American Express Co.                                        18,603     955,822
American International Group, Inc.                          38,024   2,710,351
Bear Stearns Cos., Inc. (The)                                1,501     126,549
Capital One Financial Corp.                                  3,536     241,792
Charles Schwab Corp. (The)                                  19,906     191,297
Citigroup, Inc.                                             75,439   3,507,915
Countrywide Financial Corp.                                  4,070     285,918
E*TRADE Financial Corp.                                      5,300      59,095*+
Fannie Mae                                                  14,131   1,008,388
Federated Investors, Inc., Class B                           1,611      48,878
Franklin Resources, Inc.                                     3,627     181,640
Freddie Mac                                                 10,078     637,937
Goldman Sachs Group, Inc. (The)                              7,009     659,967
J.P. Morgan Chase & Co.                                     30,425   1,179,577

E*TRADE S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                            Shares      Value
--------------------------------------------------------------------------------
Janus Capital Group, Inc.                                    3,482       57,418
Lehman Brothers Holdings, Inc.                               4,012      301,903
MBNA Corp.                                                  18,594      479,539
Merrill Lynch & Co., Inc.                                   14,062      759,067
Morgan Stanley                                              16,003      844,478
Providian Financial Corp.                                    4,290       62,934*
SLM Corp.                                                    6,432      260,174
T. Rowe Price Group, Inc.                                    1,884       94,954
                                                                     ----------
                                                                     14,655,593
                                                                     ----------

ELECTRIC                                           (2.4%)
AES Corp. (The)                                              9,255       91,902*
Allegheny Energy, Inc.                                       1,811       27,908*
Ameren Corp.                                                 2,649      113,801
American Electric Power Co., Inc.                            5,758      184,256
Calpine Corp.                                                6,098       26,343*
CenterPoint Energy, Inc.                                     4,477       51,486
Cinergy Corp.                                                2,636      100,168
CMS Energy Corp.                                             2,431       22,195*
Consolidated Edison, Inc.                                    3,506      139,399
Constellation Energy Group, Inc.                             2,507       95,015
Dominion Resources, Inc.                                     4,793      302,342
DTE Energy Co.                                               2,525      102,364
Duke Energy Corp.                                           13,389      271,663
Edison International                                         4,723      120,767*
Entergy Corp.                                                3,344      187,297
Exelon Corp.                                                 9,644      321,050
FirstEnergy Corp.                                            4,818      180,241
FPL Group, Inc.                                              2,711      173,368
NiSource, Inc.                                               3,861       79,614
PG&E Corp.                                                   6,159      172,082*
Pinnacle West Capital Corp.                                  1,297       52,386
PPL Corp.                                                    2,627      120,579
Progress Energy, Inc.                                        3,629      159,857
Public Service Enterprise Group, Inc.                        3,426      137,143
Southern Co. (The)                                          10,772      314,005
TECO Energy, Inc.                                            2,756       33,044
TXU Corp.                                                    4,683      189,708
Xcel Energy, Inc.                                            5,803       96,968
                                                                     ----------
                                                                      3,866,951
                                                                     ----------

ELECTRICAL COMPONENTS & EQUIPMENT                  (0.1%)
American Power Conversion Corp.                              2,871       56,415
Molex, Inc.                                                  2,805       89,985
Power-One, Inc.                                              1,192       13,088*
                                                                     ----------
                                                                        159,488
                                                                     ----------

E*TRADE S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares     Value
--------------------------------------------------------------------------------
ELECTRONICS                                         (0.7%)
Agilent Technologies, Inc.                                    6,977     204,286*
Applera Corp. - Applied Biosystems Group                      2,922      63,554
Jabil Circuit, Inc.                                           2,891      72,795*
Johnson Controls, Inc.                                        2,754     147,009
Millipore Corp.                                                 686      38,670*
Parker-Hannifin Corp.                                         1,724     102,509
PerkinElmer, Inc.                                             1,822      36,513
Sanmina-SCI Corp.                                             7,639      69,515*
Solectron Corp.                                              13,992      90,528*
Symbol Technologies, Inc.                                     3,375      49,748
Tektronix, Inc.                                               1,224      41,640
Thermo Electron Corp.                                         2,455      75,467*
Thomas & Betts Corp.                                            901      24,534*
Waters Corp.                                                  1,782      85,144*
                                                                      ---------
                                                                      1,101,912
                                                                      ---------

ENGINEERING & CONSTRUCTION                          (0.0%)
Fluor Corp.                                                   1,182      56,346
                                                                      ---------

ENTERTAINMENT                                       (0.1%)
International Game Technology                                 5,052     195,007
                                                                      ---------

ENVIRONMENTAL CONTROL                               (0.2%)
Allied Waste Industries, Inc.                                 4,627      60,984*
Waste Management, Inc.                                        8,430     258,379
                                                                      ---------
                                                                        319,363
                                                                      ---------

FOOD                                                (1.8%)
Albertson's, Inc.                                             5,324     141,299
Archer-Daniels-Midland Co.                                    9,473     158,957
Campbell Soup Co.                                             5,947     159,855
ConAgra Foods, Inc.                                           7,672     207,758
General Mills, Inc.                                           5,487     260,797
H.J. Heinz Co.                                                5,132     201,174
Hershey Foods Corp.                                           3,752     173,605
Kellogg Co.                                                   6,013     251,644
Kroger Co. (The)                                             10,857     197,597*
McCormick & Co., Inc.                                         1,981      67,354
Safeway, Inc.                                                 6,519     165,191*
Sara Lee Corp.                                               11,567     265,925
SUPERVALU, Inc.                                               2,010      61,526
SYSCO Corp.                                                   9,329     334,632
Winn-Dixie Stores, Inc.                                       2,093      15,070
Wm. Wrigley Jr. Co.                                           3,313     208,885
                                                                      ---------
                                                                      2,871,269
                                                                      ---------

E*TRADE S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER                             (0.6%)
Boise Cascade Corp.                                           1,300      48,932
Georgia-Pacific Group                                         3,753     138,786
International Paper Co.                                       7,075     316,252
Louisiana-Pacific Corp.                                       1,559      36,870*
MeadWestvaco Corp.                                            2,915      85,672
Plum Creek Timber Co., Inc.                                   2,708      88,227
Temple-Inland, Inc.                                             852      59,001
Weyerhaeuser Co.                                              3,541     223,508
                                                                      ---------
                                                                        997,248
                                                                      ---------

GAS                                                 (0.2%)
KeySpan Corp.                                                 2,307      84,667
NICOR, Inc.                                                     630      21,401
Peoples Energy Corp.                                            541      22,803
Sempra Energy                                                 3,306     113,826
                                                                      ---------
                                                                        242,697
                                                                      ---------

HAND/MACHINE TOOLS                                  (0.4%)
Black & Decker Corp. (The)                                    1,137      70,642
Emerson Electric Co.                                          6,171     392,167
Snap-on, Inc.                                                   799      26,806
Stanley Works (The)                                           1,227      55,927
                                                                      ---------
                                                                        545,542
                                                                      ---------

HEALTH CARE                                         (4.8%)
Aetna, Inc.                                                   2,251     191,335
Anthem, Inc.                                                  2,069     185,300*
Bausch & Lomb, Inc.                                             739      48,087
Baxter International, Inc.                                    8,933     308,278
Becton, Dickinson & Co.                                       3,661     189,640
Biomet, Inc.                                                  3,690     163,984
Boston Scientific Corp.                                      12,213     522,715*
C.R. Bard, Inc.                                               1,550      87,808
Express Scripts, Inc., Class A                                1,103      87,391*
Guidant Corp.                                                 4,611     257,663
HCA, Inc.                                                     7,120     296,121
Health Management Associates, Inc., Class A                   3,585      80,376
Humana, Inc.                                                  2,346      39,647*
Johnson & Johnson                                            43,347   2,414,427
Manor Care, Inc.                                              1,276      41,700
Medtronic, Inc.                                              17,656     860,199
Quest Diagnostics, Inc.                                       1,470     124,877*
St. Jude Medical, Inc.                                        2,567     194,194*
Stryker Corp.                                                 5,792     318,560
Tenet Healthcare Corp.                                        6,793      91,094*
UnitedHealth Group, Inc.                                      9,029     562,054

E*TRADE S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares     Value
--------------------------------------------------------------------------------
WellPoint Health Networks, Inc.                               2,267     253,927*
Zimmer Holdings, Inc.                                         3,533     311,611*
                                                                      ---------
                                                                      7,630,988
                                                                      ---------

HOME BUILDERS                                       (0.1%)
Centex Corp.                                                  1,792      81,984
KB HOME                                                         667      45,776
Pulte Homes, Inc.                                             1,884      98,025
                                                                      ---------
                                                                        225,785
                                                                      ---------

HOME FURNISHINGS                                    (0.1%)
Leggett & Platt, Inc.                                         2,821      75,349
Maytag Corp.                                                  1,141      27,966
Whirlpool Corp.                                               1,028      70,521
                                                                      ---------
                                                                        173,836
                                                                      ---------

HOUSEHOLD PRODUCTS/WARES                            (0.3%)
Avery Dennison Corp.                                          1,629     104,272
Clorox Co. (The)                                              3,112     167,364
Fortune Brands, Inc.                                          2,151     162,250
Newell Rubbermaid, Inc.                                       4,002      94,047
                                                                      ---------
                                                                        527,933
                                                                      ---------

INSURANCE                                           (3.1%)
ACE, Ltd.                                                     4,149     175,420
AFLAC, Inc.                                                   7,390     301,586
Allstate Corp. (The)                                         10,278     478,442*
Ambac Financial Group, Inc.                                   1,585     116,402
Aon Corp.                                                     4,563     129,909
Chubb Corp. (The)                                             2,758     188,040
CIGNA Corp.                                                   2,088     143,675
Cincinnati Financial Corp.                                    2,445     106,406
Hartford Financial Services Group, Inc. (The)                 4,301     295,651
Jefferson-Pilot Corp.                                         2,009     102,057
Lincoln National Corp.                                        2,638     124,646
Loews Corp.                                                   2,733     163,871
Marsh & McLennan Cos., Inc.                                   7,617     345,659
MBIA, Inc.                                                    2,145     122,522
MetLife, Inc.                                                11,059     396,465
MGIC Investment Corp.                                         1,490     113,031
Principal Financial Group, Inc.                               4,701     163,501
Progressive Corp. (The)                                       3,217     274,410
Prudential Financial, Inc.                                    7,675     356,657
SAFECO Corp.                                                  2,067      90,948
St. Paul Cos., Inc. (The)                                     9,751     395,306
Torchmark Corp.                                               1,578      84,896
UnumProvident Corp.                                           4,361      69,340

E*TRADE S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                              Shares     Value
--------------------------------------------------------------------------------
XL Capital, Ltd., Class A                                      2,047     154,467
                                                                       ---------
                                                                       4,893,307
                                                                       ---------

IRON/STEEL                                           (0.1%)
Allegheny Technologies, Inc.                                   1,167      21,064
Nucor Corp.                                                    1,141      87,583
United States Steel Corp.                                      1,640      57,597
                                                                       ---------
                                                                         166,244
                                                                       ---------

LEISURE TIME                                         (0.5%)
Brunswick Corp.                                                1,386      56,549
Carnival Corp.                                                 9,279     436,113
Harley-Davidson, Inc.                                          4,345     269,129
Sabre Holdings Corp.                                           2,027      56,168
                                                                       ---------
                                                                         817,959
                                                                       ---------

LODGING                                              (0.3%)
Harrah's Entertainment, Inc.                                   1,623      87,804
Hilton Hotels Corp.                                            5,545     103,470
Marriott International, Inc., Class A                          3,304     164,803
Starwood Hotels & Resorts Worldwide, Inc.                      3,022     135,537
                                                                       ---------
                                                                         491,614
                                                                       ---------

MACHINERY                                           (0.7%)
Caterpillar, Inc.                                              4,953     393,466
Cummins, Inc.                                                    601      37,563
Deere & Co.                                                    3,585     251,452
Dover Corp.                                                    2,940     123,774
Ingersoll-Rand Co., Class A                                    2,562     175,010
Rockwell Automation, Inc.                                      2,729     102,365
                                                                       ---------
                                                                       1,083,630
                                                                       ---------

MANUFACTURERS                                       (5.5%)
3M Co.                                                        11,431   1,028,904
Cooper Industries, Ltd.                                        1,312      77,946
Crane Co.                                                        911      28,596
Danaher Corp.                                                  4,486     232,599
Eastman Kodak Co.                                              4,154     112,075
Eaton Corp.                                                    2,208     142,946
General Electric Co.                                         153,963   4,988,400
Honeywell International, Inc.                                 12,557     459,963
Illinois Tool Works, Inc.                                      4,508     432,272
ITT Industries, Inc.                                           1,313     108,979
Pall Corp.                                                     1,793      46,959
Textron, Inc.                                                  2,030     120,481
Tyco International, Ltd.                                      29,261     969,710
                                                                       ---------
                                                                       8,749,830
                                                                       ---------

E*TRADE S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
MEDIA                                               (3.3%)
Clear Channel Communications, Inc.                            9,004     332,698
Comcast Corp., Class A                                       32,706     916,749*
Dow Jones & Co., Inc.                                         1,183      53,353
Gannett Co., Inc.                                             3,949     335,073
Knight-Ridder, Inc.                                           1,171      84,312
McGraw-Hill Cos., Inc. (The)                                  2,801     214,473
Meredith Corp.                                                  699      38,417
New York Times Co. (The), Class A                             2,204      98,541
Time Warner, Inc.                                            66,546   1,169,879
Tribune Co.                                                   4,828     219,867
Univision Communications, Inc., Class A                       4,726     150,901*
Viacom, Inc., Class B                                        25,242     901,644
Walt Disney Co. (The)                                        29,925     762,788
                                                                      ---------
                                                                      5,278,695
                                                                      ---------

METAL FABRICATE/HARDWARE                            (0.0%)
Worthington Industries, Inc.                                  1,234      25,334
                                                                      ---------

MINING                                              (0.6%)
Alcoa, Inc.                                                  12,689     419,118
Freeport-McMoRan Copper & Gold, Inc.,
   Class B                                                    2,627      87,085
Newmont Mining Corp.                                          6,503     252,056
Phelps Dodge Corp.                                            1,372     106,344*
                                                                      ---------
                                                                        864,603
                                                                      ---------

OFFICE/BUSINESS EQUIPMENT                           (0.2%)
Pitney Bowes, Inc.                                            3,421     151,379
Xerox Corp.                                                  11,718     169,911*
                                                                      ---------
                                                                        321,290
                                                                      ---------

OIL & GAS PRODUCERS                                 (5.6%)
Amerada Hess Corp.                                            1,282     101,522
Anadarko Petroleum Corp.                                      3,704     217,054
Apache Corp.                                                  4,698     204,598
Burlington Resources, Inc.                                    5,742     207,746
ChevronTexaco Corp.                                          15,575   1,465,763
ConocoPhillips                                                9,987     761,908
Devon Energy Corp.                                            3,493     230,538
EOG Resources, Inc.                                           1,683     100,492
Exxon Mobil Corp.                                            95,435   4,238,267
Kerr-McGee Corp.                                              2,215     119,101
Kinder Morgan, Inc.                                           1,782     105,655
Marathon Oil Corp.                                            5,039     190,676
Nabors Industries, Ltd.                                       2,162      97,766*

E*TRADE S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                            Shares      Value
--------------------------------------------------------------------------------
Noble Corp.                                                  2,012       76,235*
Occidental Petroleum Corp.                                   5,706      276,227
Rowan Cos., Inc.                                             1,528       37,176*
Sunoco, Inc.                                                 1,124       71,509
Transocean Sedco Forex, Inc.                                 4,651      134,600
Unocal Corp.                                                 3,809      144,742
Valero Energy Corp.                                          1,900      140,144
                                                                     ----------
                                                                      8,921,719
                                                                     ----------

OIL & GAS SERVICES                                (0.7%)
Baker Hughes, Inc.                                           4,835      182,038
BJ Services Co.                                              2,304      105,615*
Halliburton Co.                                              6,471      195,812
Schlumberger, Ltd.                                           8,617      547,266
                                                                     ----------
                                                                      1,030,731
                                                                     ----------

PACKAGING & CONTAINERS                            (0.1%)
Ball Corp.                                                     783       56,415
Bemis Co., Inc.                                              1,576       44,522
Pactiv Corp.                                                 2,203       54,943*
Sealed Air Corp.                                             1,219       64,936*
                                                                     ----------
                                                                        220,816
                                                                     ----------

PHARMACEUTICALS                                   (6.9%)
Abbott Laboratories                                         22,719      926,026
Allergan, Inc.                                               1,873      167,671
AmerisourceBergen Corp.                                      1,648       98,517
Bristol-Myers Squibb Co.                                    28,353      694,649
Cardinal Health, Inc.                                        6,277      439,704
Caremark RX, Inc.                                            6,700      220,698*
Eli Lilly & Co.                                             16,521    1,154,983
Forest Laboratories, Inc.                                    5,396      305,575*
Hospira, Inc.                                                2,322       64,084*
King Pharmaceuticals, Inc.                                   3,504       40,121*
Medco Health Solutions, Inc.                                 3,960      148,500*
MedImmune, Inc.                                              3,610       84,474*
Merck & Co., Inc.                                           32,465    1,542,088
Mylan Laboratories, Inc.                                     3,900       78,975
Pfizer, Inc.                                               111,280    3,814,679
Schering-Plough Corp.                                       21,502      397,357
Watson Pharmaceuticals, Inc.                                 1,596       42,932*
Wyeth                                                       19,432      702,661
                                                                     ----------
                                                                     10,923,694
                                                                     ----------

PIPELINES                                         (0.1%)
Dynegy Inc., Class A                                         5,482       23,353*
El Paso Corp.                                                9,322       73,457

E*TRADE S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                     7,535      89,667
                                                                      ---------
                                                                        186,477
                                                                      ---------

REAL ESTATE INVESTMENT TRUSTS                       (0.4%)
Apartment Investment & Management Co., Class A                1,332      41,465
Equity Office Properties Trust                                5,909     160,726
Equity Residential                                            4,093     121,685
ProLogis                                                      2,657      87,468
Simon Property Group, Inc.                                    3,013     154,928
                                                                      ---------
                                                                        566,272
                                                                      ---------

RETAIL                                              (6.9%)
AutoNation, Inc.                                              3,917      66,981*
AutoZone, Inc.                                                1,179      94,438*
Bed Bath & Beyond, Inc.                                       4,360     167,642*
Best Buy Co., Inc.                                            4,783     242,689
Big Lots, Inc.                                                1,703      24,625*
Circuit City Stores, Inc.                                     2,906      37,633
CVS Corp.                                                     5,750     241,615
Darden Restaurants, Inc.                                      2,384      48,991
Dillards Inc., Class A                                        1,213      27,050
Dollar General Corp.                                          4,818      94,240
eBay, Inc.                                                    9,631     885,570*
Family Dollar Stores, Inc.                                    2,472      75,198
Federated Department Stores, Inc.                             2,634     129,329
Gap, Inc. (The)                                              13,157     319,057
Home Depot, Inc. (The)                                       32,385   1,139,952
J.C. Penney Co., Inc. (Holding Co.)                           4,067     153,570
Kohl's Corp.                                                  4,989     210,935*
Limited Brands, Inc.                                          6,886     128,768
Lowe's Cos., Inc.                                            11,436     600,962
May Department Stores Co. (The)                               4,276     117,547
McDonald's Corp.                                             18,330     476,580
Nordstrom, Inc.                                               2,034      86,669
Office Depot, Inc.                                            4,527      81,079*
RadioShack Corp.                                              2,297      65,763
Sears, Roebuck & Co.                                          3,112     117,509
Staples, Inc.                                                 7,300     213,963*
Starbucks Corp.                                               5,809     252,575*
Target Corp.                                                 13,373     567,951
Tiffany & Co.                                                 2,150      79,228
TJX Cos., Inc. (The)                                          7,255     175,136
Toys "R" Us, Inc.                                             3,166      50,434*
Wal-Mart Stores, Inc.                                        62,622   3,303,938
Walgreen Co.                                                 14,948     541,267
Wendy's International, Inc.                                   1,670      58,183
Yum! Brands, Inc.                                             4,231     157,478*

E*TRADE S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                            Shares      Value
--------------------------------------------------------------------------------
                                                                     11,034,545
                                                                     ----------

SEMICONDUCTORS                                    (3.6%)
Advanced Micro Devices, Inc.                                 5,174       82,267*
Altera Corp.                                                 5,509      122,410*
Analog Devices, Inc.                                         5,503      259,081
Applied Materials, Inc.                                     24,568      482,024*
Applied Micro Circuits Corp.                                 4,559       24,254*
Broadcom Corp., Class A                                      4,575      213,973*
Intel Corp.                                                 94,408    2,605,660
KLA-Tencor Corp.                                             2,893      142,856*
Linear Technology Corp.                                      4,470      176,431
LSI Logic Corp.                                              5,556       42,337*
Maxim Integrated Products, Inc.                              4,711      246,951
Micron Technology, Inc.                                      8,939      136,856*
National Semiconductor Corp.                                 5,224      114,876*
Novellus Systems, Inc.                                       2,122       66,716*
NVIDIA Corp.                                                 2,415       49,508*
PMC-Sierra, Inc.                                             2,548       36,564*
QLogic Corp.                                                 1,334       35,471*
Teradyne, Inc.                                               2,870       65,149*
Texas Instruments, Inc.                                     25,247      610,472
Xilinx, Inc.                                                 5,104      170,014*
                                                                     ----------
                                                                      5,683,870
                                                                     ----------

SOFTWARE                                          (5.5%)
Adobe Systems, Inc.                                          3,508      163,122
Autodesk, Inc.                                               1,651       70,679
Automatic Data Processing, Inc.                              8,604      360,336
BMC Software, Inc.                                           3,249       60,107*
Citrix Systems, Inc.                                         2,487       50,635*
Computer Associates International, Inc.                      8,568      240,418
Compuware Corp.                                              5,596       36,934*
Electronic Arts, Inc.                                        4,444      242,420*
First Data Corp.                                            12,743      567,318
Fiserv, Inc.                                                 2,831      110,098*
IMS Health, Inc.                                             3,386       79,368
Intuit, Inc.                                                 2,773      106,982*
Mercury Interactive Corp.                                    1,339       66,722*
Microsoft Corp.                                            157,538    4,499,285
Novell, Inc.                                                 5,661       47,496*
Oracle Corp.                                                75,744      903,626*
Parametric Technology Corp.                                  3,887       19,435*
PeopleSoft, Inc.                                             5,288       97,828*
Siebel Systems, Inc.                                         7,343       78,423*
Symantec Corp.                                               4,554      199,374*
Yahoo!, Inc.                                                19,636      713,376*

E*TRADE S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
                                                                      8,713,982
                                                                      ---------

TELECOMMUNICATIONS                                 (1.8%)
AT&T Wireless Services, Inc.                                 39,779     569,635*
Citizens Communications Co.                                   4,218      51,038*
Corning, Inc.                                                20,025     261,527*
Nextel Communications, Inc., Class A                         16,167     431,012*
Qwest Communications International, Inc.                     26,026      93,433*
Verizon Communications, Inc.                                 40,394   1,461,859
                                                                      ---------
                                                                      2,868,504
                                                                      ---------

TELECOMMUNICATIONS EQUIPMENT                       (1.4%)
ADC Telecommunications, Inc.                                 11,851      33,657*
Andrew Corp.                                                  2,342      46,863*
Avaya, Inc.                                                   6,513     102,840*
CIENA Corp.                                                   8,269      30,761*
Comverse Technology, Inc.                                     2,867      57,168*
JDS Uniphase Corp.                                           21,027      79,692*
Lucent Technologies, Inc.                                    62,479     236,171*
Motorola, Inc.                                               34,221     624,533
QUALCOMM, Inc.                                               11,857     865,323
Scientific-Atlanta, Inc.                                      2,199      75,866
Tellabs, Inc.                                                 6,071      53,061*
                                                                      ---------
                                                                      2,205,935
                                                                      ---------

TELEPHONE                                          (1.7%)
ALLTEL Corp.                                                  4,453     225,411
AT&T Corp.                                                   11,587     169,518
BellSouth Corp.                                              26,755     701,516
CenturyTel, Inc.                                              2,032      61,041
SBC Communications, Inc.                                     48,332   1,172,051
Sprint Corp. (FON GROUP)                                     20,847     366,907
                                                                      ---------
                                                                      2,696,444
                                                                      ---------

TEXTILE                                            (0.1%)
Cintas Corp.                                                  2,454     116,982
                                                                      ---------
TOBACCO                                            (1.0%)
Altria Group, Inc.                                           29,940   1,498,497
R.J. Reynolds Tobacco Holdings, Inc.                          1,217      82,257
UST, Inc.                                                     2,407      86,652
                                                                      ---------
                                                                      1,667,406
                                                                      ---------

TOYS/GAMES/HOBBIES                                 (0.1%)
Hasbro, Inc.                                                  2,588      49,172
Mattel, Inc.                                                  6,191     112,986
                                                                      ---------
                                                                        162,158
                                                                      ---------

E*TRADE S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                            Shares      Value
--------------------------------------------------------------------------------
TRANSPORTATION                                     (1.4%)
Burlington Northern Santa Fe Corp.                           5,389       188,992
CSX Corp.                                                    3,175       104,045
FedEx Corp.                                                  4,395       359,028
Norfolk Southern Corp.                                       5,698       151,111
Union Pacific Corp.                                          3,765       223,829
United Parcel Service, Inc., Class B                        16,457     1,237,072
                                                                    ------------
                                                                       2,264,077
                                                                    ------------

TRUCKING & LEASING                                 (0.0%)
Ryder System, Inc.                                             962        38,547
                                                                    ------------
Total Common Stocks (Cost: $153,481,784)                             155,333,158
                                                                    ------------

                                                       Principal
                                                         Amount
                                                       ---------
SHORT-TERM INVESTMENTS                        (2.9%)
The Bank of New York Cash Reserve                      4,187,649      4,187,649
U.S. Treasury Bill 0.98% (1), 8/19/04                    500,000        499,200^
                                                                    -----------
Total Short-Term Investments
   (Cost: $4,686,982)                                                 4,686,849
                                                                    -----------
Total Investments (Cost: $158,168,766)      (100.3%)                160,020,007
                                                                    -----------
Liabilities in Excess of Other Assets        (-0.3%)                   (544,167)
                                                                    -----------
Net Assets                                  (100.0%)               $159,475,840
                                                                   ============

*    Represents non-income producing securities.
^    See Note 5 regarding futures contracts.
+    See Note 8 regarding affiliated issuers.
(1)  Yield to maturity.

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments in securities at market value: (Note 2)
   Unaffiliated issuers (Cost: $157,961,420)                       $159,823,108
   Affiliated issuers (Cost: $207,346) (Note 8)                         196,899
Receivable for fund shares purchased                                    211,410
Dividends and interest receivable                                       174,710
Due from E*TRADE Asset Management, Inc. (Note 3)                         72,899
Variation margin receivables (net) (Note 5)                              19,724
Other assets                                                             53,273
                                                                   ------------
   TOTAL ASSETS                                                     160,552,023
                                                                   ------------

LIABILITIES
Distributions payable                                                   544,179
Payable for securities purchased                                        334,986
Payable for fund shares redeemed                                         82,407
Accrued accounting, custody and transfer agent fees                      20,487
Accrued advisory fee (Note 3)                                             8,925
Accrued administration fee (Note 3)                                      19,125
Accrued shareholder servicing fees (Note 3)                              31,874
Accrued registration & filing fee                                        17,357
Accrued audit fees                                                        5,273
Accrued other expenses                                                   11,570
                                                                   ------------
   TOTAL LIABILITIES                                                  1,076,183
                                                                   ------------
TOTAL NET ASSETS                                                   $159,475,840
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $165,438,823
Accumulated net realized gain (loss) on investments
   and future contracts                                              (7,847,407)
Net unrealized appreciation (depreciation) of investments
   and futures contracts                                              1,884,424
                                                                   ------------
TOTAL NET ASSETS                                                   $159,475,840
                                                                   ============

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)           17,588,720
                                                                   ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE     $       9.07
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends
      Unaffiliated issuers                                           $1,191,865
      Affiliated issuers (Note 8)                                         2,309
   Interest                                                               3,100
                                                                     ----------
      TOTAL INVESTMENT INCOME                                         1,197,274
                                                                     ----------

EXPENSES (NOTE 3):
   Advisory fee                                                          52,197
   Administration fee                                                   111,850
   Shareholder servicing fees                                           186,416
   Transfer and dividend disbursing agent                                93,573
   Legal services                                                        23,138
   Audit and tax services                                                17,121
   Custodian fee                                                          8,638
   Trustee fees                                                           5,746
   Printing                                                               3,871
   Registration fees                                                        388
   Other expenses                                                         3,456
                                                                     ----------
      TOTAL EXPENSES BEFORE WAIVER                                      506,394
Waived fees and reimbursed expenses (Note 3)                           (278,239)
                                                                     ----------
   NET EXPENSES                                                         228,155
                                                                     ----------
NET INVESTMENT INCOME                                                   969,119
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS
Net realized gain (loss) on:
   Sale of investments                                                    9,884
   Futures contracts                                                    (45,384)
Net change in unrealized appreciation (depreciation) of:
   Investments                                                        3,623,547
   Futures contracts                                                    (47,952)
                                                                     ----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
         FUTURES CONTACTS                                             3,540,095
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $4,509,214
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Six Months Ended
                                                        June 30, 2004         Year Ended
                                                         (Unaudited)      December 31, 2003
                                                       ----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income                                    $    969,119       $  1,392,300
Net realized gain (loss) on sale of investments
   and futures contracts                                      (35,500)        (1,560,821)
Net change in unrealized appreciation (depreciation)
   of investments and futures contracts                     3,575,595         26,276,527
                                                         ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                          4,509,214         26,108,006
                                                         ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                   (1,027,770)        (1,323,364)

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                           44,707,244         43,465,038
Value of shares issued in reinvestment of dividends
   and distributions                                          450,784          1,232,375
Cost of shares redeemed                                   (19,124,536)       (22,649,398)
                                                         ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   TRANSACTIONS IN SHARES OF COMMON STOCK                  26,033,492         22,048,015
                                                         ------------       ------------
REDEMPTION FEES (Note 2)                                       18,566             20,009
                                                         ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS                      29,533,502         46,852,666
   NET ASSETS:
BEGINNING OF PERIOD                                       129,942,338         83,089,672
                                                         ------------       ------------
END OF PERIOD                                            $159,475,840       $129,942,338
                                                         ============       ============

SHARE TRANSACTIONS:
Number of shares sold                                       4,973,842          5,568,738
Number of shares reinvested                                    50,087            157,460
Number of shares redeemed                                  (2,137,277)        (2,917,107)
                                                         ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING               2,886,652          2,809,091
                                                         ============       ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                           Six Months Ended
                                                             June 30, 2004                Year Ended                Year Ended
                                                              (Unaudited)         December 31, 2003/(6)/     December 31, 2002/(6)/
                                                           ----------------       -------------------------  ----------------------
FOR A SHARE OUTSTANDING FOR THE PERIOD
NET ASSET VALUE, BEGINNING OF PERIOD                           $   8.84                    $   6.99                 $  9.11
                                                               --------                    --------                 -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

   Net investment income                                           0.06/(2)/                   0.10/(2)/               0.09

   Net realized and unrealized gain (loss) on investments          0.23                        1.85                   (2.12)
                                                               --------                    --------                 -------
   TOTAL FROM INVESTMENT OPERATIONS                                0.29                        1.95                   (2.03)
                                                               --------                    --------                 -------
DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from net investment income                       (0.06)                      (0.10)                  (0.09)
   Distributions from net realized gains                             --                          --                      --
                                                               --------                    --------                 -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (0.06)                      (0.10)                  (0.09)
                                                               --------                    --------                 -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL/(1)/                      0.00                        0.00                    0.00
                                                               --------                    --------                 -------
NET ASSET VALUE, END OF PERIOD                                 $   9.07                    $   8.84                 $  6.99
                                                               ========                    ========                 =======

   TOTAL RETURN/(a)/                                               3.28%                      28.11%                 (22.29)%

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (000's omitted)                   $159,476                    $129,942                 $83,090

   Ratio of expenses to average net assets                         0.31%/(3)(4)/               0.40%/(4)/              0.40%/(4)/

   Ratio of net investment income to average net assets            1.30%/(3)(5)/               1.39%/(5)/              1.24%/(5)/

   Portfolio turnover rate                                         0.56%                       0.65%/(7)/             11.97%/(9)/

                                                                                                                 Period from
                                                                                                             February 17, 1999
                                                                                                               (commencement
                                                                 Year Ended              Year Ended        of operations) through
                                                           December 31, 2001/(6)/  December 31, 2000/(6)/  December 31, 1999/(6)/
                                                           ----------------------  ----------------------  ----------------------
FOR A SHARE OUTSTANDING FOR THE PERIOD
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 10.48                 $ 11.83                 $ 10.00
                                                                   -------                 -------                 -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

   Net investment income                                              0.09                    0.12                    0.09

   Net realized and unrealized gain (loss) on investments            (1.37)                  (1.22)                   1.84
                                                                   -------                 -------                 -------
   TOTAL FROM INVESTMENT OPERATIONS                                  (1.28)                  (1.10)                   1.93
                                                                   -------                 -------                 -------
DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from net investment income                          (0.09)                  (0.13)                  (0.09)
   Distributions from net realized gains                             (0.00)/(1)/             (0.12)                  (0.01)
                                                                   -------                 -------                 -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               (0.09)                  (0.25)                  (0.10)
                                                                   -------                 -------                 -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL/(1)/                         0.00                    0.00                    0.00
                                                                   -------                 -------                 -------
NET ASSET VALUE, END OF PERIOD                                     $  9.11                 $ 10.48                 $ 11.83
                                                                   =======                 =======                 =======

   TOTAL RETURN/(a)/                                                (12.20)%                 (9.39)%                 19.31%/(10)/

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (000's omitted)                       $81,798                 $62,899                 $46,906

   Ratio of expenses to average net assets                            0.35%/(4)/              0.32%/(8)/              0.32%/(3)(8)/

   Ratio of net investment income to average net assets               1.02%/(5)/              0.95%                   1.14%/(3)/

   Portfolio turnover rate                                            9.21%/(9)/             11.00%/(9)/              7.00%/(9)(10)/

----------
/(a)/ The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

/(1)/ Rounds to less than $0.01.

/(2)/ Calculated based on average shares outstanding.

/(3)/ Annualized.

/(4)/ The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2004 and years ended December 31, 2003, December 31, 2002 and December 31, 2001 were 0.68%, 0.83%, 0.98%, and 0.54%, respectively.

/(5)/ The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2004 and years ended December 31, 2003, December 31, 2002 and December 31, 2001 were 0.92%, 0.96%, 0.66% and 0.83%, respectively.

/(6)/ Per share amounts and ratios reflect income and expenses assuming inclusion of the fund's proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.

/(7)/ For the period November 10, 2003 through December 31, 2003.

/(8)/ The Investment Adviser voluntarily agreed to pay the non-affiliated
     Trustee expenses for the Fund for the period February 17, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.32% for the period from February 17, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.

/(9)/ Portfolio turnover rate of S&P 500 Index Master Portfolio.

/(10)/ For the period February 17, 1999 (commencement of operations) through
     December 31, 1999 and is not indicative of a full year's operating results.

The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

1. ORGANIZATION

E*TRADE S&P 500 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2004, the Trust consisted of nine operating series: the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE S&P 500 Index Fund.

Effective May 10, 2004, the Fund's investment objective is to provide investment results that attempt to match as closely as practicable, before fees and expenses, the total return of the stocks making up the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")*. The Fund seeks to achieve its objective by investing in stocks and other assets in attempt to match the total return of the stocks making up the S&P 500 Index.

* "Standard & Poor's(TM)" ("S&P"), "S&P(TM)," "S&P 500(TM)" and "Standard and Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). In this regard, effective July 14, 2004, the Fund implemented the use of certain third party research services in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment,

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's policy to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2003, for federal income tax purposes, the Fund had a capital loss carryforward of $7,733,911, of which $1,299,261, $5,513,727 and $920,923 will expire in 2009, 2010, and 2011, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires.

At June 30, 2004, the cost of investments for federal income tax purposes was $158,171,905. Net unrealized appreciation aggregated $1,848,102, of which $10,276,337 represented gross unrealized appreciation on securities and $8,428,235 represented gross unrealized depreciation on securities.

The difference between book basis and tax basis is attributable primarily to the return of capital adjustments from real estate investment trusts.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the six months ended June 30, 2004 were $18,566 and are set forth in the Statement of Changes in Net Assets.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), which was formerly known as E*TRADE Group, Inc., serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.07% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a direct subsidiary of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated at an annual rate equal to 0.03% of the Fund's average daily net assets.

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Effective September 30, 2004, ETAM will assess an account maintenance fee of $2.50 per quarter to offset shareholder servicing cost if an account balance in the Fund fails below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities, the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2005. The Expense Limitation Agreement may continue from year to year thereafter. Effective May 28, 2004, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.10% of the Fund's average daily net assets. This expense limit was reduced from 0.14% of the Fund's average daily net assets. Prior to April 29, 2004, the expense limit for the Fund was 0.40% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of
(i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $1,061,179 was eligible for reimbursement as of December 31, 2003.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides, fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

4. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent, and receive interest on the investment of cash collateral.

The Fund did not participate in securities lending during the six months ended June 30, 2004.

5. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The following futures contract(s) were outstanding as of June 30, 2004:

--------------------------------------------------------------
                                    Notional    Net Unrealized
Number of   Futures   Expiration    Contract     Appreciation
Contracts    Index       Date        Value      (Depreciation)
--------------------------------------------------------------

    16      S&P 500    09/17/04    $4,561,600       $32,521

--------------------------------------------------------------

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a value of $499,200.

6. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the six months ended June 30, 2004.

7. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the six months ended June 30, 2004.

8. AFFILIATED ISSUERS

Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

-------------------------------------------------------------------------------------------------------------
                           Number of                            Number of
                             Shares                               Shares                             Realized
                            Held At                              Held At      Value                   Capital
                           Beginning     Gross        Gross        End      At End of   Investment     Gain
     Name of Issuer        of Period   Additions   Reductions   of Period     Period      Income      (Loss)
-------------------------------------------------------------------------------------------------------------
Comerica, Inc.               2,211         300         --         2,511      $137,804     $2,309        $--
E*TRADE Financial Corp.         --       5,300         --         5,300        59,095         --         --
                                                                             --------     ------        ---
Total Affiliated Issuers                                                     $196,899     $2,309        $--

-------------------------------------------------------------------------------------------------------------

9. INVESTMENT PORTFOLIO TRANSACTIONS

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

Purchases and sales of investments, exclusive of short-term securities, aggregated $25,830,094 and $812,488, respectively, for the six months ended June 30, 2004.

Proxy Voting Policies and Procedures

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etrade.com/mutualfunds (click on the "E*TRADE Funds" tab, then "Prospectus" and "Statement of Additional Information" for the Fund) and by accessing the Securities and Exchange Commission's website at www.sec.gov.

New semi-annual report
E*TRADE Index Funds
Now with the lowest expense ratios in the industry/1/

Dear Shareholder:

I am pleased to provide you with the new semi-annual report for the E*TRADE Index Funds for the period ended June 30, 2004.

A Period of Positive Growth

This most recent reporting period has been a good one:

     .    All of our index funds posted positive asset growth
     . Our S&P 500, Russell 2000, and International Index Funds appeared on the E*TRADE FINANCIAL Mutual Fund All-Star List--a quarterly list of leading funds/2/
     . The E*TRADE Technology Index Fund --the only fund of its kind in the industry--continued to grow its assets

We Raised the Bar by Lowering Our Costs

We recently raised the bar for mutual funds by lowering our costs-- the E*TRADE Index Funds now feature the lowest expense ratios in the industry./1/ This makes our proprietary stock index funds an even more cost-efficient way for investors to gain broad diversification and balance their holdings.

As the overall economy continues to demonstrate signs of renewed vigor, we remain committed to providing you with an affordable way to invest in specific asset classes and create a solid diversified portfolio.

I hope you will find this report valuable and informative.

In the meantime, as always, thank you for your continued investment in the E*TRADE Index Funds. We look forward to serving your financial needs for many years to come.

Sincerely,


/s/ Dennis Webb
---------------------
Dennis Webb
President
E*TRADE Funds

(Disclosures)

PLEASE READ THE IMPORTANT INFORMATION BELOW

This material is intended for use only with E*TRADE Index Fund shareholders who have previously received a copy of the most recent prospectus.

/1/ The E*TRADE Index Funds had the lowest effective expense ratio because E*TRADE Asset Management ("ETAM") contractually limited their expenses. The expense ratios of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. Effective April 29, 2004, ETAM has agreed contractually to limit each Fund's expense ratio until April 30, 2005. There is no assurance that the expense limitation will continue beyond that date or will continue at the currently specified levels. ETAM may determine to discontinue the contractual expense limitation at the currently specified level if the Fund's assets do not increase significantly by April 30, 2005. Effective September 30, 2004, ETAM will assess an account maintenance fee of $2.50 per quarter per Fund ("Account Maintenance Fee") to offset shareholder servicing costs if your Fund balance falls below $5,000 (for any reason, including a decline in the value of the Fund's shares). The Account Maintenance Fee is determined and paid at the end of the calendar quarter. The Account Maintenance Fee will not be applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund's Prospectus titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan." Moreover, the Account Maintenance Fee will be waived if your total E*TRADE Funds assets are $10,000 or more.

/2/ The All-Star Funds are a quarterly list of leading funds selected by E*TRADE Global Asset Management, Inc. based on research provided in its capacity as a registered broker-dealer. Funds selected for the All-Star List are selected from the no load, no transaction fee mutual funds offered through E*TRADE Securities. All-Star Funds typically have at least a three year track record and compare favorably against their peers based on historical return, risk, expenses, manager tenure, performance and style consistency, asset size and growth and must be 1) structured through sound investment philosophy and process, 2) implemented with acceptable level of investment risk management strategy, 3) designed to deliver reasonable investment return, 4) possess competitive product advantage, and 5) supported by a well balanced investment firm.

The E*TRADE FINANCIAL family of companies provides financial services that include brokerage, banking, and lending. Securities products and services are offered by E*TRADE Securities LLC, Member NASD/SIPC.

We take your privacy seriously. To learn more about our use of personal information, please read our Privacy Statement.

(C)2004 E*TRADE FINANCIAL Corp. All rights reserved.

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                                Shares    Value
--------------------------------------------------------------------------------
COMMON STOCKS (93.3% OF NET ASSETS)

AUSTRALIA                                              (4.7%)
Alumina, Ltd.                                                      720   $10,764
Amcor, Ltd.                                                      2,033     9,870
AMP, Ltd.                                                        4,209    18,560
Australia & New Zealand Banking Group, Ltd. ADR                    661    42,304
Australian Gas Light Co., Ltd.                                     981     8,289
Australian Stock Exchange, Ltd.                                     86       931
BHP Billiton, Ltd.                                               7,814    68,204
BlueScope Steel, Ltd.                                            1,880     8,826
Boral, Ltd.                                                        351     6,318
Brambles Industries, Ltd.                                        2,009     8,397
Centro Properties Group                                            997     2,764
CFS Gandel Retail Trust                                          4,574     4,429
Coca-Cola Amatil, Ltd.                                             543     5,243
Cochlear, Ltd.                                                     398     6,299
Coles Myer, Ltd.                                                 2,217    13,266
Commonwealth Bank of Australia                                   2,405    54,581
Commonwealth Property Office Fund                                5,353     4,288
Computershare, Ltd.                                                727     1,610
CSL, Ltd.                                                          281     4,365
CSR, Ltd.                                                        3,258     5,038
Foster's Group, Ltd.                                             4,521    14,865
General Property Trust                                           4,634    11,266
Harvey Norman Holdings, Ltd.                                       894     1,756
Insurance Australia Group, Ltd.                                  3,743    13,037
Investa Property Group                                           2,242     3,045
James Hardie Industries NV                                         211     4,363
John Fairfax Holdings, Ltd.                                      2,663     6,919
Leighton Holdings, Ltd.                                             93       589
Lend Lease Corp, Ltd.                                              888     6,359
Lion Nathan, Ltd.                                                  510     2,409
Macquarie Bank, Ltd.                                               506    11,942
Macquarie Goodman Industrial Trust                               3,085     3,610
Macquarie Infrastructure Group                                   4,349     9,997
Mayne Group, Ltd.                                                2,688     6,385
Mirvac Group                                                     2,029     6,078
National Australia Bank, Ltd. ADR                                  653    68,082
Newcrest Mining, Ltd.                                              786     7,545
News Corp., Ltd. (The)                                           3,460    30,562
OneSteel, Ltd.                                                     853     1,480
Orica, Ltd.                                                      1,096    11,528
Origin Energy, Ltd.                                              1,677     6,589
PaperlinX, Ltd.                                                    720     2,433
Patrick Corp., Ltd.                                              1,548     5,758
Publishing & Broadcasting, Ltd.                                     80       716
QBE Insurance Group, Ltd.                                        1,052     9,380

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Rinker Group, Ltd.                                              1,967    11,031
Rio Tinto, Ltd.                                                   282    28,248
Santos, Ltd.                                                    2,154    10,398
Sonic Healthcare, Ltd.                                            380     2,414
Southcorp, Ltd. ADR                                               307     3,358
Stockland                                                       2,785    10,049
Suncorp-Metway, Ltd.                                            1,072    10,604
Tabcorp Holdings, Ltd.                                             95     9,424
Telstra Corp., Ltd. ADR                                           978    17,291
Toll Holdings, Ltd.                                               352     2,629
Transurban Group                                                1,321     4,481
Wesfarmers, Ltd.                                                1,181    24,187
Westfield Holdings, Ltd.                                          902     9,676
Westfield Trust                                                 4,691    14,412
Westpac Banking Corp., Ltd.                                     3,392    41,587
Wmc Resources, Ltd.                                               735    10,135
Woodside Petroleum, Ltd.                                        1,251    14,527
Woolworths, Ltd.                                                2,400    19,059
                                                                        -------
                                                                        774,549
                                                                        -------

AUSTRIA                                               (0.2%)
Bank Austria Creditanstalt AG                                      69     4,046*
Erste Bank Der Oesterreichisch                                     80     6,283
IMMOFINANZ Immobilien Anlagen AG                                1,160     9,385*
OMV AG                                                             23     4,478
RHI AG                                                             57     1,284*
Telekom Austria AG                                                130     3,991
Voestalpine AG                                                     22     1,084
                                                                        -------
                                                                         30,551
                                                                        -------

BELGIUM                                               (0.8%)
AGFA-Gevaert NV                                                   160     3,969
Colruyt SA                                                         37     4,569
Delhaize Group                                                    110     5,643
Dexia                                                           1,362    22,603
Electrabel SA                                                      44    14,106
Fortis                                                          1,759    38,949
Groupe Bruxelles Lambert SA                                        97     6,202
Interbrew SA                                                      210     6,681
KBC Bancassurance Holding                                         123     7,077
Mobistar SA                                                        42     2,616*
Omega Pharma SA                                                    29     1,470
Solvay SA                                                          91     7,429
UCB SA                                                            138     6,427
Umicore                                                            11       693
                                                                        --------
                                                                        128,434
                                                                        --------

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
BERMUDA                                               (0.0%)
Yue Yuen Industrial Holdings                                      800     1,944
                                                                        -------

DENMARK                                               (0.6%)
AP Moller - Maersk A/S                                              1     6,875
Bang & Olufsen, Class B                                            28     1,540
Carlsberg A/S                                                      19     1,005
Coloplast A/S                                                      24     2,263
Danisco A/S                                                        96     4,949
Danske Bank A/S                                                   979    23,196
DSV, de Sammensluttede Vagnmaend                                   24     1,147
GN Store Nord                                                     384     3,394
Group 4 Falck A/S                                                 123     3,161
H. Lundbeck A/S                                                   102     2,221
ISS A/S                                                            71     3,510
Novo-Nordisk A/S, Class B                                         337    17,348
Novozymes A/S, Class A                                            101     4,555
Tdc A/S                                                           362     5,937
Topdanmark A/S                                                     52     3,073*
Vestas Wind Systems A/S                                           409     6,009
William Demant Holding                                             28     1,059*
                                                                        -------
                                                                         91,242
                                                                        -------

FINLAND                                               (1.4%)
Amer Group                                                         36       937
Elisa Oyj, Class A                                                135     1,807*
Fortum Oyj                                                      1,236    15,790
Kone Oyj                                                           72     4,352
Metso Oyj                                                         213     2,743
Nokia Oyj                                                       9,262   133,646
Outokumpu OYJ, Class A                                            212     3,392
Sampo Oyj, Class A                                                810     7,864
Stora Enso Oyj, Class R                                         1,381    18,734
Tietoenator Oyj                                                   141     4,280
UPM-Kymmene Oyj                                                 1,521    28,942
Uponor Oyj                                                        121     3,982
Wartsila Corp., Class B                                            39       873
                                                                        -------
                                                                        227,342
                                                                        -------

FRANCE                                                (7.8%)
Accor SA ADR                                                    1,034    21,820
Alcatel SA, Class A                                             2,381    36,882*
Atos Origin SA                                                     28     1,799*
Autoroutes du Sud de la France                                    109     4,329
Aventis SA                                                      1,141    86,138
Axa SA                                                          2,968    65,711
BNP Paribas SA                                                  1,981   121,835

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares       Value
--------------------------------------------------------------------------------
Bouygues SA                                                     272       9,107
Cap Gemini SA                                                   495      19,868*
Carrefour SA                                                  1,291      62,639
Casino Guichard-Perrachon SA                                     50       4,511
CNP Assurances                                                   44       2,553
Compagnie de Saint-Gobain                                       644      32,100
Compagnie Generale des Etablissements Michelin, Class B         183      10,119
Credit Agricole SA                                              716      17,422
Dassault Systemes SA                                             58       2,689
Essilor International SA                                        152       9,922
European Aeronautic Defence & Space Co.                         665      18,511
France Telecom SA ADR                                         2,386      62,704
Gecina SA                                                        66       5,187
Groupe Air France                                                96       1,636
Groupe Danone                                                   340      29,659
Hermes International                                             14       2,795
Imerys SA                                                        52       3,030
Klepierre                                                        25       1,709
L'Air Liquide SA                                                147      24,371
L'Oreal SA                                                      759      60,623
Lafarge SA                                                      225      20,066
Lagardere S.C.A                                                 169      10,558
LVMH (Moet Hennessy Louis Vuitton) SA                           559      40,432
Pernod-Ricard                                                   292       9,334
Pinault-Printemps-Redoute SA                                     89       9,144
PSA Peugeot Citroen                                             242      13,476
Publicis Groupe ADR                                             148       4,373
Renault SA                                                      236      17,974
Sagem SA                                                         38       4,240
Sanofi-Synthelabo SA                                          1,600      51,184
Schneider Electric SA                                           493      33,649
Societe BIC SA                                                   77       3,427
Societe Television Francaise 1                                  164       5,166
Sodexho Alliance SA                                             130       3,436
Suez SA                                                       1,279      26,625
Technip SA                                                       31       4,205
Thales SA                                                       105       3,841
Thomas SA                                                       443       8,737
TotalFinaElf SA ADR                                           2,208     212,144
Unibail                                                          63       6,516
Valeo SA                                                        110       4,584
Veolia Environnement                                            328       9,292
Vinci SA                                                         92       9,268
Vivendi Universal SA                                          1,538      42,910
Zodiac SA                                                        31       1,055
                                                                      ---------
                                                                      1,275,305
                                                                      ---------

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
GERMANY                                             (6.3%)
Adidas-Salomon AG                                               122       7,288
Allianz AG                                                      747      80,886
Altana AG                                                        98       5,917
BASF AG                                                       1,174      63,220
Bayer AG                                                      1,384      40,413
Bayerische Hypo-und Vereinsbank AG                              650      11,586*
Beiersdorf AG                                                    38       4,452
Celesio AG                                                       49       2,921
Commerzbank AG                                                1,042      18,382
Continental AG                                                  189       9,117
DaimlerChrysler AG                                            1,778      83,284
Deutsche Bank AG                                              1,265      99,500
Deutsche Boerse AG                                              151       7,707
Deutsche Lufthansa AG                                           527       7,372
Deutsche Post AG                                                845      18,217
Deutsche Telekom AG                                           4,126      72,537*
E.ON AG                                                       1,013      72,962
Epcos AG                                                         51       1,064*
Fresenius Medical Care AG                                        48       3,556
HeidelbergCement AG                                              67       3,314*
Henkel KGaA                                                      81       6,918
Hypo Real Estate Holding                                        112       3,277*
Infineon Technologies AG                                      1,369      18,438*
KarstadtQuelle AG                                                70       1,520
Linde AG                                                        119       6,548
MAN AG                                                          154       5,640
Merck KGaA                                                      100       6,047
Metro AG                                                        192       9,110
MLP AG                                                          114       1,671
Muenchener Rueckversicherungs-Gesellschaft AG                   474      51,499
Puma AG Rudolf Dassler Sport                                     25       6,342
Rwe AG ADR                                                      698      32,865
SAP AG ADR                                                    2,076      86,798
Schering AG                                                     465      27,439
Siemens AG                                                    1,607     115,648
Suedzucker AG                                                    64       1,263
ThyssenKrupp AG                                                 795      13,551
TUI AG                                                          207       3,954
Volkswagen AG                                                   608      25,668
                                                                      ---------
                                                                      1,037,891
                                                                      ---------

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
HONG KONG                                             (1.6%)
Bank of East Asia, Ltd.                                         3,342     9,555
BOC Hong Kong Holdings, Ltd.                                    5,400     9,208
Cathay Pacific Airways, Ltd.                                      680     6,408
Cheung Kong Holdings, Ltd.                                      3,000    22,116
CLP Holdings, Ltd.                                              4,000    21,898
Esprit Holdings, Ltd.                                           1,500     6,712
Giordano International, Ltd.                                    2,500     1,579
Hang Lung Properties, Ltd.                                        400     2,577
Hang Seng Bank, Ltd.                                            2,010    25,770
Henderson Land Development Co., Ltd.                            1,300     5,600
Hong Kong & China Gas Co., Ltd.                                 7,300    12,027
Hong Kong Electric Holdings, Ltd.                               3,300    13,666
Hong Kong Exchanges & Clearing, Ltd.                            2,700     5,539
Hutchison Whampoa, Ltd.                                         4,900    33,453
Johnson Electric Holdings, Ltd.                                 4,800     4,892
Li & Fung, Ltd.                                                 4,000     5,846
MTR Corp.                                                       4,174     6,315
New World Development, Ltd.                                     2,000     2,949
PCCW, Ltd.                                                      8,100     5,504*
Shangri-La Asia, Ltd.                                           3,400     3,313
Sun Hung Kai Properties, Ltd.                                   3,000    24,616
Swire Pacific, Ltd.                                             2,300    14,891
Television Broadcasts, Ltd.                                       750     6,423
Wharf Holdings, Ltd.                                            2,900     8,328
                                                                        -------
                                                                        259,185
                                                                        -------

IRELAND                                               (0.5%)
Bank of Ireland ADR                                               543    29,235
CRH PLC ADR                                                       904    19,951
DCC PLC                                                           134     2,445
Elan Corp. PLC                                                    505    12,494*
Fyffes PLC                                                        802     1,678
Grafton Group PLC                                                 327     2,610
Independent News & Media PLC                                      914     2,180
Irish Life & Permanent PLC                                        585     9,004
Kerry Group PLC, Class A                                          462     9,781
                                                                        -------
                                                                         89,378
                                                                        -------

ITALY                                                 (3.4%)
Alleanza Assicurazioni SpA                                        798     9,107
Arnoldo Mondadori Editore SpA                                     245     2,319
Assicurazioni Generali SpA                                      1,836    49,522
Autogrill SpA                                                     201     2,849*
Banca Fideuram SpA                                                748     4,195
Banca Intesa SpA                                                8,576    33,493
Banca Intesa SpA - RNC                                          1,557     4,679

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Banca Monte dei Paschi di Sien SpA                              2,182     6,982
Banca Nazionale del Lavoro SpA                                  3,810     8,854*
Banca Popolare di Milano SCRL                                     957     6,148
Banche Popolari Unite SCRL                                        836    13,863*
Banco Popolare di Verona e Novara SCRL                            813    13,967
Capitalia SpA                                                   2,825     8,833
Enel SpA                                                        3,957    31,726
Eni SpA                                                         4,939    98,067
Fiat SpA                                                        1,173     9,818*
Finmeccanica SpA                                               12,376     9,832
Gruppo Editoriale L'Espresso SpA                                  583     3,511
Italcementi SpA                                                    57       763
Luxottica Group SPA ADR                                           447     7,554
Mediaset SpA                                                    1,194    13,612
Mediobanca SpA                                                  1,315    15,999
Mediolanum SpA                                                    655     4,168
Pirelli & Co. SpA                                               4,087     4,222
Riunione Adriatica di Sicurta SpA                                 655    11,882
Seat Pagine Gialle SpA                                          8,330     3,496*
Snam Rete Gas SpA                                               1,493     6,412
Telecom Italia Media SpA                                        5,959     2,451*
Telecom Italia Mobile SpA                                       7,558    42,851
Telecom Italia SpA                                             19,782    61,493
Telecom Italia SpA - RNC                                       11,155    24,633*
Tiscali SpA                                                       287     1,288*
UniCredito Italiano SpA                                         8,464    41,808
                                                                        -------
                                                                        560,397
                                                                        -------

JAPAN                                                (21.1%)
77 Bank, Ltd. (The)                                             2,000    13,637
Acom Co., Ltd.                                                    100     6,498
Advantest Corp.                                                   100     6,699
Aeon Co., Ltd.                                                    300    12,042
Aiful Corp.                                                        50     5,219
Ajinomoto Co., Inc.                                             1,500    18,064
Aoyama Trading Co., Ltd.                                          100     2,708
Asahi Breweries, Ltd.                                             800     8,820
Asahi Glass Co., Ltd.                                           1,500    15,603
Asahi Kasei Corp.                                               3,300    17,087
Bandai Co., Ltd.                                                  400     2,722
Bank of Fukoaka, Ltd.                                           2,000    11,859
Bank of Yokohama, Ltd. (The)                                    2,000    12,501*
Benesse Corp.                                                     100     3,281
Bridgestone Corp.                                               1,870    35,133
Canon, Inc.                                                     2,000   105,394
Central Japan Railway Co.                                           1     8,514
Chiba Bank, Ltd. (The)                                          2,000    12,244

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                                Shares    Value
--------------------------------------------------------------------------------
Chubu Electric Power Co., Inc.                                   1,616   34,137
Chugai Pharmaceutical Co., Ltd.                                  1,056   16,568
Credit Saison Co., Ltd.                                            200    6,012
CSK Corp.                                                          100    4,801
Dai Nippon Printing Co., Ltd.                                    1,500   23,961
Daiichi Pharmaceutical Co., Ltd.                                   602   10,731
Dainippon Ink & Chemicals, Inc.                                  2,000    5,132
Daito Trust Construction Co., Ltd.                                 100    3,849
Daiwa House Industry Co., Ltd.                                   2,000   23,205
Daiwa Securities Group, Inc.                                     3,600   25,865
Denki Kagaku Kogyo Kabushiki Kaisha                              1,600    5,675
Denso Corp.                                                        800   18,623
East Japan Railway Co.                                               5   28,044
Eisai Co., Ltd.                                                    544   15,655
FamilyMart Co., Ltd.                                               100    3,263
Fanuc, Ltd.                                                        410   24,461
Fast Retailing Co., Ltd.                                           100    8,092
Fuji Electric Holdings Co., Ltd.                                 2,000    5,407
Fuji Photo Film Co., Ltd.                                        1,500   47,014
Fujisawa Pharmaceutical Co., Ltd.                                  400    9,476
Fujitsu, Ltd.                                                    3,700   26,076
Furukawa Electric Co. (The)                                      1,800    7,687
Gunma Bank, Ltd. (The)                                           2,000   10,081
Hitachi Chemical Co., Ltd.                                         100    1,643
Hitachi, Ltd.                                                    6,400   44,049
Hokugin Financial Group, Inc.                                    2,000    5,132
Honda Motor Co., Ltd.                                            1,600   77,130
Hoya Corp.                                                         200   20,932
Isetan Co., Ltd.                                                   300    4,319
Ishikawajima-Harima Heavy Industries Co., Ltd.                   3,400    5,609
Itochu Corp.                                                     3,400   15,268
Itochu Techno-Science Corp.                                        100    4,262
Japan Airlines System Corp.                                      2,000    6,397
Japan Tobacco, Inc.                                                  1    7,772
JFE Holdings, Inc.                                               1,014   24,858
Joyo Bank, Ltd. (The)                                            2,000    8,890
Kajima Corp.                                                     1,600    5,939
Kansai Electric Power Co., Inc. (The)                            1,820   33,176
Kao Corp.                                                        2,000   48,206
Kawasaki Heavy Industries, Ltd.                                    300      484
Kawasaki Heavy Industries, Ltd., Sponsord ADR                      750    4,839*
Kawasaki Kisen Kaisha, Ltd.                                      1,300    6,565
Keihin Electric Express Railway Co., Ltd.                        1,600   10,015
Keio Electric Railway Co., Ltd.                                  2,000   11,419
Kintetsu Corp.                                                   3,000   11,410
Kirin Brewery Co., Ltd.                                          2,000   19,776
Komatsu, Ltd.                                                    1,500    9,087

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                                Shares    Value
--------------------------------------------------------------------------------
Konami Corp.                                                       100    2,539
Konica Minolta Holdings, Inc.                                    1,226   16,921
Kubota Corp.                                                     2,000   10,631
Kuraray Co., Ltd.                                                1,500   12,276
Kurita Water Industries, Ltd.                                      200    2,740
Kyocera Corp.                                                      200   16,973
Kyushu Electric Power Co., Inc.                                    700   13,055
Lawson, Inc.                                                       100    4,124
Marubeni Corp.                                                   3,000    7,368
Marui Co., Ltd.                                                  1,034   13,930
Matsushita Electric Industrial Co., Ltd.                         4,900   69,561
Matsushita Electric Works, Ltd.                                    400    3,629
Meiji Seika Kaisha, Ltd.                                         1,500    6,681
Meitec Corp.                                                       100    3,959
Millea Holdings, Inc.                                                2   29,693
Minebea Co., Ltd. ADR                                            1,000    9,311
Mitsubishi Chemical Corp.                                        3,400    9,036
Mitsubishi Corp., Sponsored ADR                                  1,000   19,429
Mitsubishi Electric Corp.                                        3,000   14,737
Mitsubishi Estate Co., Ltd.                                      1,400   17,373
Mitsubishi Heavy Industries, Ltd.                                6,700   18,175
Mitsubishi Materials Corp.                                       3,000    6,736
Mitsubishi Rayon Co., Ltd.                                       2,000    7,772
Mitsubishi Tokyo Financial Group, Inc. ADR                       6,000   56,220
Mitsui & Co., Ltd.                                               3,400   25,457
Mitsui Chemicals, Inc.                                           2,000   10,008
Mitsui Engineering & Shipbuilding Co., Ltd.                      1,400    2,451
Mitsui Fudosan Co., Ltd.                                         1,786   21,410
Mitsui Mining & Smelting Co., Ltd.                               1,800    8,397
Mitsui O.S.K. Lines, Ltd.                                        1,400    7,365
Mitsui Sumitomo Insurance Co.                                    3,400   31,940
Mitsui Trust Holdings, Inc.                                      2,000   14,663
Mitsukoshi, Ltd.                                                 1,500    8,331*
Mizuho Financial Group, Inc.                                         8   36,292
Murata Manufacturing Co., Ltd.                                     600   34,203
Nec Corp., Sponsored ADR                                         4,300   30,874
Nikko Cordial Corp.                                              3,300   15,999
Nintendo Co., Ltd.                                                 100   11,593
Nippon Express Co., Ltd.                                         1,616    9,478
Nippon Mining Holdings, Inc.                                     1,500    7,410
Nippon Oil Corp.                                                 3,300   20,777
Nippon Sheet Glass Co., Ltd.                                     1,762    6,976
Nippon Steel Corp.                                              12,300   25,814
Nippon Telegraph & Telephone Corp.                                   7   37,400
Nippon Unipac Holding                                                1    5,233
Nippon Yusen Kabushiki Kaisha                                    2,000    9,220
Nissan Motor Co., Ltd.                                           6,400   71,147

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                                Shares    Value
--------------------------------------------------------------------------------
Nissin Food Products Co., Ltd.                                     200    5,169
Nitto Denko Corp.                                                  200   10,228
Nomura Holdings, Inc.                                            3,600   53,820
NSK, Ltd.                                                        1,748    8,699
NTN Corp.                                                        2,000   10,118
NTT Data Corp.                                                       2    6,452
Ntt Docomo Inc., Sponsored ADR                                   2,500   45,274
Obayashi Corp.                                                   1,500    8,070
Oji Paper Co., Ltd.                                              2,000   12,831
Oki Electric Industry Co., Ltd.                                  2,000    8,047*
Omron Corp.                                                        300    7,025
Oriental Land Co., Ltd.                                            100    6,571
ORIX Corp.                                                         100   11,456
Osaka Gas Co., Ltd.                                              5,000   13,884
Pioneer Corp.                                                      200    5,169
Promise Co., Ltd.                                                  150   10,008
Resona Holdings, Inc.                                           13,100   23,291*
Ricoh Co, Ltd.                                                     400   42,524
Rohm Co., Ltd.                                                     100   11,969
Sankyo Co., Ltd.                                                   784   16,992
Sankyo Co., Ltd./Gunma                                             100    4,078
Sanyo Electric Co., Ltd.                                         3,300   13,579
Secom Co., Ltd.                                                  1,000   42,432
Sega Corp.                                                         400    5,132*
Seiko Epson Corp.                                                  100    3,638
Sekisui Chemical Co., Ltd.                                       2,000   16,881
Sekisui House, Ltd.                                              1,600   17,758
Seven-Eleven Japan Co., Ltd.                                     2,000   65,252
Sharp Corp.                                                      1,500   23,961
Shimachu Co., Ltd.                                                 100    2,717
Shimano, Inc.                                                      100    2,383
Shimizu Corp.                                                    1,680    7,606
Shin-Etsu Chemical Co., Ltd.                                     1,174   41,962
Shizuoka Bank, Ltd. (The)                                        2,000   17,669
Showa Denko Kabushiki Kaisha                                     2,000    5,004
Showa Shell Sekiyu Kabushiki Kaisha                                520    4,675
Skylark Co., Ltd.                                                  100    2,007
SMC Corp.                                                          100   10,815
Softbank Corp.                                                     600   26,394
Sompo Japan Insurance, Inc.                                      2,000   20,437
Sony Corp.                                                       1,800   67,800
Stanley Electric Co., Ltd.                                         820   13,707
Sumitomo Chemical Co., Ltd.                                      3,500   16,327
Sumitomo Corp.                                                   1,984   14,401
Sumitomo Electric Industries, Ltd.                               2,000   20,400
Sumitomo Metal Industries, Ltd.                                    670    7,921
Sumitomo Metal Mining Co.                                        2,000   13,050

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                             5      34,276
Sumitomo Trust & Banking Co., Ltd.                            2,000      14,242
Suzuken Co., Ltd.                                               100       3,107
T&D Holdings, Inc.                                              200       9,989
Taiheiyo Cement Corp.                                         1,500       3,739
Taisei Corp.                                                  1,700       6,419
Takashimaya Co., Ltd.                                         1,400      16,193
Takeda Chemical Industries, Ltd.                              1,700      74,629
Takefuji Corp.                                                   90       6,524
TDK Corp.                                                       404      30,656
Teijin, Ltd.                                                  2,000       7,478
Terumo Corp.                                                    200       5,013
THK Co., Ltd.                                                   436       8,252
TIS, Inc.                                                       100       4,280
Tobu Railway Co., Ltd.                                        2,000       8,761
Toho Co., Ltd.                                                  300       4,361
Tohoku Electric Power Co., Inc.                                 900      15,160
Tokyo Broadcasting System, Inc.                                 100       1,760
Tokyo Electric Power Co., Inc. (The)                          2,700      61,243
Tokyo Electron, Ltd.                                            486      27,259
Tokyo Gas Co., Ltd.                                           5,000      17,734
Tokyu Corp.                                                   2,000      10,246
Toppan Printing Co., Ltd.                                     1,754      19,852
Toray Industries, Inc.                                        3,400      16,016
Toshiba Corp.                                                 6,600      26,554
Tosoh Corp.                                                   1,826       6,593
Toyoda Gosei Co., Ltd.                                          100       2,360
Toyota Industries Corp.                                         200       4,802
Toyota Motor Corp., Sponsored ADR                             2,900     236,698
Ube Industries, Ltd.                                          2,400       3,739
UFJ Holdings, Inc.                                                5      22,087
Uni-Charm Corp.                                                 100       4,986
USS Co., Ltd.                                                    30       2,582
West Japan Railway Co.                                            2       8,065
World Co., Ltd.                                                 100       3,043
Yamada Denki Co., Ltd.                                          100       3,730
Yamaha Corp.                                                    462       7,579
Yamanouchi Pharmaceutical Co., Ltd.                             400      13,454
Yamato Transport Co., Ltd.                                    2,000      32,644
                                                                      ----------
                                                                      3,466,012
                                                                      ----------

LUXEMBOURG                                          (0.1%)
Arcelor                                                         720      12,106*
                                                                      ----------

NETHERLAND                                          (5.0%)
ABN AMRO Holding NV                                           3,749      82,011
Aegon NV                                                      3,060      36,894

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Akzo Nobel NV                                                     583    21,442
ASML Holding NV                                                   930    15,739*
Corio NV                                                          110     4,684
DSM NV                                                            119     5,839
Euronext NV                                                       147     4,096
Hagemeyer NV                                                      663     1,404
Heineken NV                                                       318    10,450
IHC Caland NV                                                      51     2,372
ING Groep NV                                                    3,735    88,158
Koninklijke (Royal) KPN NV                                      4,322    32,917*
Koninklijke Ahold NV ADR                                        1,677    13,299
Koninklijke Numico NV                                             210     6,748*
Koninklijke Philips Electronics NV                              3,202    86,212
OCE NV                                                             58       939
Qiagen NV                                                         219     2,606*
Reed Elsevier NV                                                  532    15,125
Rodamco Europe NV                                                  71     4,289
Royal Dutch Petroleum Co.                                       4,499   230,881
STMicroelectronics NV                                           1,292    28,437
TPG NV                                                            766    17,502
Unilever NV                                                     1,095    74,738
Vedior NV                                                         118     1,720
VNU NV                                                            708    20,561
Wereldhave NV                                                      25     2,056
Wolters Kluwer NV                                                 384     6,971
                                                                        -------
                                                                        818,090
                                                                        -------

NEW ZEALAND                                           (0.2%)
Auckland International Airport, Ltd.                              369     1,579
Carter Holt Harvey, Ltd.                                        2,872     3,775
Contact Energy, Ltd.                                            1,189     4,425
Fisher & Paykel Healthcare Corp.                                  108       905
Fletcher Building, Ltd.                                           724     2,092
Sky City Entertainment Group, Ltd.                              1,682     5,116
Telecom Corp. of New Zealand, Ltd.                                531    15,824
                                                                        -------
                                                                         33,716
                                                                        -------

NORWAY                                                (0.4%)
DNB NOR ASA                                                     1,815    12,385
Norsk Hydro ASA                                                   204    13,259
Norske Skogindustrier ASA                                         162     2,886
Orkla ASA                                                         310     7,760
Schibsted ASA                                                      47       842
Statoil ASA                                                       587     7,467
Storebrand ASA                                                    323     2,209*
Tandberg ASA                                                      213     2,251*
Telenor ASA                                                     1,264     8,789

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Tomra Systems ASA                                                 261     1,231
Yara International ASA                                            204     1,648*
                                                                        -------
                                                                         60,727
                                                                        -------

PORTUGAL                                              (0.3%)
Banco BPI SA                                                    1,532     5,592
Banco Comercial Portugues SA, Class R                           3,603     8,416
Banco Espirito Santo SA                                           175     2,902
Brisa-Auto Estradas de Portugal SA                                759     5,476
Cimpor Cimentos de Portugal SA                                    272     1,324
Electricidade de Portugal SA                                    3,726    10,426
Portugal Telecom Sgps SA ADR                                    1,503    16,293
PT Multimedia Servicos de Telecomunicacoes e Multimedia
   SGPS SA                                                         48     1,051*
Sonae SGPS SA                                                   1,788     1,958*
                                                                        -------
                                                                         53,438
                                                                        -------

SINGAPORE                                             (0.8%)
Capitaland, Ltd.                                                1,500     2,386
Chartered Semiconductor Manufacturing, Ltd.                     3,600     2,926*
City Developments, Ltd. ADR                                     1,500     4,703
City Developments Warrants                                        150       256
ComfortDelgro Corp., Ltd.                                       5,600     3,999
Creative Technology, Ltd.                                         100     1,051
DBS Group Holdings, Ltd.                                        2,000    16,720
Haw Par Corp., Ltd.                                             1,500     4,441
Keppel Corp., Ltd.                                              1,822     7,458
Neptune Orient Lines, Ltd.                                      2,000     2,740*
Oversea-Chinese Banking Corp., Ltd.                             2,000    14,050
Singapore Airlines, Ltd.                                        2,000    13,005
Singapore Press Holdings, Ltd.                                  6,800    16,423
Singapore Technologies Engineering, Ltd.                        4,900     5,917
Singapore Telecommunications, Ltd.                             13,000    16,982
United Overseas Bank, Ltd.                                      1,650    25,673
                                                                        -------
                                                                        138,730
                                                                        -------

SPAIN                                                 (3.1%)
Abertis Infraestructuras SA                                       360     6,272
Acciona SA                                                         44     2,736
Acerinox SA                                                        89     5,067
Acs Actividades Cons y Serv                                       438     7,381
Altadis SA                                                        602    18,604
Amadeus Global Travel Distribution SA, Class A                  1,047     6,866
Antena 3 Television SA                                             21     1,112*
Banco Bilbao Vizcaya ADR                                        6,153    83,066
Banco Popular Espanol SA                                          211    11,917
Banco Santander Central Hispano SA                              9,023    93,640
Corporacion Mapfre SA                                             690    1,691

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                               Shares     Value
--------------------------------------------------------------------------------
Endesa SA                                                       1,498    28,870
Fomento de Connstrucciones Y Contratas SA                          76     2,816
Gas Natural SDG SA                                                273     6,540
Grupo Ferrovial SA                                                101     4,205
Iberdrola SA                                                    1,215    25,647
Iberia Lineas Aereas de Espana                                    703     2,019
Inditex SA                                                        527    12,093
Indra Sistemas SA                                                 218     2,780
Promotora de Informaciones SA                                      62     1,083
Repsol SA Sponsored ADR                                         1,825    39,895
Sacyr Vallehermoso SA                                             183     2,505
Sociedad General de Aguas de Barcelona SA                         172     2,930
Telefonica Publicidad e Informaciones SA                          172     1,140
Telefonica SA                                                   9,139   135,095*
Union Fenosa SA                                                   279     5,950
Zeltia SA                                                         544     3,726
                                                                        -------
                                                                        515,646
                                                                        -------

SWEDEN
Assa Abloy AB, Class B                               (2.1%)       795    10,158
Atlas Copco AB, Class A                                           145     5,380
Atlas Copco AB, Class B                                            95     3,247
Billerud AB                                                        62     1,012
Castellum AB                                                       34       817
Drott AB, Class B                                                 404     5,256
Electrolux AB, Class A, ADR                                       352    13,515
Eniro AB                                                          576     4,397
Gambro AB, Class A                                                113     1,088
Gambro AB, Class B                                                661     6,406
Getinge AB                                                        176     2,079
Hennes & Mauritz AB, Class B                                      963    24,865
Holmen AB                                                          85     2,460
Modern Times Group MTG AB, Class B                                 87     1,686*
Nordea AB                                                       5,301    38,176
OMHEX AB                                                          115     1,378
Sandvik AB                                                        573    19,549
SAS AB                                                             89       679*
Securitas AB, Class B                                             441     5,503
Serono SA                                                         400     6,300
Skandia Forsakrings AB                                          1,687     6,987
Skandinaviska Enskilda Banken AB, Class A                       1,216    17,595
Skanska AB                                                        866     7,616
SKF AB, Class B                                                   124     4,551
Ssab Svenskt Stal AB                                               56       944
Svenska Cellulosa AB                                              519    19,705
Svenska Handelbanken AB                                         1,078    21,609
Swedish Match Company ADR                                         114    11,685

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
Tele2 AB                                                        127       5,588
Telefonaktiebolaget LM Ericsson AB, Class B                  20,215      59,575*
TeliaSonera AB                                                4,031      17,070
Trelleborg AB, Class B                                          184       3,175
Volvo AB, Class A                                               128       4,290
Volvo AB, Class B                                               297      10,330
                                                                      ---------
                                                                        344,671
                                                                      ---------

SWITZERLAND                                          (7.0%)
ABB, Ltd.                                                     2,503      13,690*
Adecco SA                                                       430      21,425
Ciba Specialty Chemicals AG                                      98       7,058
Clariant AG, Registered                                         488       7,131*
Compagnie Financiere Richemont                                1,085      28,330
Credit Suisse Group                                           2,642      93,875
Geberit AG                                                        2       1,333
Givaudan SA, Registered                                          14       8,104
Holcim, Ltd.                                                    412      11,202
Kudelski SA                                                      32         920*
Kuoni Reisen Holding AG                                           3       1,291
Logitech International SA                                        62       2,833*
Lonza Group AG, Registered                                       86       4,357
Nestle SA                                                     1,230     328,025
Novartis AG                                                   4,880     215,282
Roche Holding AG ADR                                          1,165     115,347
Schindler Holding AG                                              5       1,435*
SGS SA                                                            7       3,823
Sulzer AG                                                         4       1,137
Swatch Group AG, Class B                                         49       6,377
Swatch Group AG, Registered                                     102       2,720
Swiss Reinsurance                                               804      52,224
Swisscom AG                                                     360      11,959
Syngenta AG ADR                                                 780      13,096
UBS AG, Registered                                            2,226     156,854
Unaxis Holding AG                                                16       1,801
Zurich Financial Services                                     1,970      31,106
                                                                      ---------
                                                                      1,142,735
                                                                      ---------

UNITED KINGDOM                                      (25.9%)
3i Group PLC                                                  1,643      18,279
Aegis Group PLC                                               2,235       3,638
Aggreko PLC                                                     515       1,536
Alliance Unichem PLC                                            619       7,325
Allied Irish Bank                                               990      30,680
Amec PLC                                                        449       2,223
Amvescap PLC                                                    803      11,162
ARM Holdings PLC                                                755       5,021*

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares     Value
--------------------------------------------------------------------------------
Associated British Ports Holdings PLC                         1,130       8,284
Astrazeneca PLC ADR                                           3,963     180,871
Aviva PLC                                                     4,643      47,951
BAA PLC                                                       2,025      20,326
BAE Systems PLC                                               1,759      27,977
Balfour Beatty PLC                                              542       2,610
Barclays PLC ADR                                              3,689     128,599
Barratt Developments PLC                                        312       3,335
BBA Group PLC                                                 1,119       5,535
Berkeley Group PLC (The)                                        161       3,619
BG Group PLC                                                  1,405      44,229
BHP Billiton PLC                                              2,589      45,204
BOC Group PLC ADR                                               427      14,458
Boots Group PLC                                               1,831      22,845
BP PLC ADR                                                    7,748     415,060
BPB PLC                                                       1,312       9,702
Brambles Industries PLC                                       1,235       4,771
British Airways ADR                                              87       4,437*
British American Tobacco PLC ADR                              1,469      45,877
British Land Co. PLC                                            973      12,237*
British Sky Broadcasting PLC                                    628      28,581*
BT Group PLC ADR                                              2,038      74,591
Bunzl PLC                                                       216       9,140
Cable & Wireless PLC ADR                                      1,693      12,003
Cadbury Schweppes PLC ADR                                     1,051      36,869
Canary Wharf Group PLC                                        1,236       6,612*
Capita Group PLC                                              1,125       6,498
Carnival PLC                                                    219      10,738
Cattles PLC                                                   1,193       6,858
Celltech Group PLC                                              476       9,487*
Centrica PLC                                                    847      34,484
Close Brothers Group PLC                                        248       3,495
Cobham PLC                                                      177       4,484
Compass Group PLC ADR                                         4,339      26,478
Daily Mail & General Trust                                      641       8,468
Davis Service Group PLC                                         351       2,451
De La Rue PLC                                                   242       1,515
Diageo PLC ADR                                                1,627      89,079
Dixons Group PLC                                              1,220      10,968
Electrocomponents PLC                                           928       6,008
Emap PLC                                                        563       7,550
EMI Group PLC                                                   794       7,020
Enterprise Inns PLC                                             502       5,226
Exel PLC                                                      1,139      15,832
Firstgroup PLC                                                1,058       5,382
FKI PLC                                                       1,217       2,715
Friends Provident PLC                                         3,499       9,312

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                             Shares      Value
--------------------------------------------------------------------------------
GKN PLC                                                       1,661       7,546
GlaxoSmithKline PLC ADS                                       7,682     318,495
GUS PLC                                                       1,987      30,467
Hammerson PLC                                                   424       5,356
Hanson PLC ADR                                                  310      10,738
Hays PLC                                                      3,223       7,175
HBOS PLC                                                      2,644      98,175
Hilton Group PLC                                              1,497      14,985
HSBC Holdings ADR                                             5,035     377,172
IMI PLC                                                       1,162       7,823
Imperial Chemical Industries PLC ADR                            556       9,424
Imperial Tobacco Group ADR                                      598      26,228
Intercontinental Hotels Group                                 1,928      20,784*
International Power PLC                                         223       5,742*
Invensys PLC ADR                                              5,777       3,772
ITV PLC                                                       6,334      13,267*
J Sainsbury PLC                                                 776      16,029
Johnson Matthey PLC                                             328      10,963
Kelda Group PLC                                                 897       8,138
Kesa Electricals PLC                                          1,120       5,875
Kidde PLC                                                       260       5,635
Kingfisher PLC ADR                                            2,447      25,405
Land Securities Group PLC                                       947      19,905
Legal & General Group PLC ADR                                 3,105      26,747
Liberty International PLC                                       334       4,609*
Lloyds Tsb Group PLC ADR                                      2,861      91,209
LogicaCMG PLC                                                 1,925       6,397
Man Group PLC                                                   354       9,167
Marks & Spencer Group ADR                                       821      32,405
MFI Furniture PLC                                             1,478       4,054
Misys PLC                                                     1,780       6,392
Mitchells & Butlers PLC                                       1,541       7,890*
National Grid Group PLC                                       1,257      49,237
Next PLC                                                        396      10,219
Novar PLC                                                     1,190       2,654
Pearson PLC                                                   1,665      20,779
Peninsular and Oriental Steam Navigation Co. (The)            1,010       8,059
Persimmon PLC                                                   363       4,160
Pilkington PLC                                                1,989       3,499
Provident Financial PLC                                         392       4,269
Prudential Corp. PLC                                          2,264      39,462
Rank Group PLC ADR                                              575       6,124
Reckitt Benckiser PLC                                         1,017      28,789
Reed Elsevier PLC                                               604      23,767
Rentokil Initial PLC                                            972      12,735
Reuters Group PLC                                               397      16,174
Rexam PLC                                                       188       7,664

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                            Shares      Value
--------------------------------------------------------------------------------
Rio Tinto PLC ADR                                              568       55,692
RMC Group PLC                                                  718        7,910
Rolls-Royce Group PLC 'B' Shares                           157,200          285
Rolls-Royce Group PLC ADR                                      628       14,336
Royal & Sun Alliance Insurance                               1,205        9,327
Royal Bank of Scotland Group PLC                             5,461      157,268
SABmiller PLC                                                1,622       20,862
Sage Group PLC (The)                                         2,359        7,978
Schroders PLC                                                  384        4,269
Scottish & Newcastle PLC                                     1,367       10,747
Scottish & Southern Energy ADR                               1,938       23,952
Scottish Power PLC ADR                                       1,017       30,012
Securicor PLC                                                  767        1,773
Serco Group PLC                                              1,134        4,380
Severn Trent PLC                                             1,049       15,142
Shell Transport & Trading Co. ADR                            3,559      159,087
Signet Group PLC                                               132        8,527
Slough Estates PLC                                           1,104        8,984
Smith & Nephew PLC                                             379       20,947
Smiths Group PLC                                             1,505       20,375
Societe Generale ADR                                         3,720       63,227
SSL International PLC                                          363        1,837
Stagecoach Group PLC                                         2,670        4,334
Tate & Lyle PLC ADR                                            226        5,410
Taylor Woodrow PLC                                             987        4,609
Tesco PLC ADR                                                5,058       73,266
Tomkins PLC ADR                                                406        8,120
Unilever PLC                                                 1,402       55,758
United Business Media PLC                                      804        6,633
United Utilities PLC                                           467        8,929
United Utilities PLC, Class A                                  608        3,669*
Vodafone Group PLC, Sponsored ADR                           13,856      306,219
Whitbread PLC                                                1,087       16,214
William Hill PLC                                               619        6,219
Wimpey (George) PLC                                            842        5,654
Wolseley PLC                                                   562       17,787
WPP Group PLC ADR                                              504       25,820
Yell Group PLC                                                 979        6,121*
                                                                     -----------
                                                                      4,246,874
                                                                     -----------
Total Common Stocks (Cost: $15,783,453)                              15,308,963
                                                                     -----------

EXCHANGE TRADED FUNDS
UNITED STATES                                  (6.1%)
iShares MSCI EAFE Index Fund                                 6,945      993,135
                                                                     -----------
Total Exchange Traded Funds (Cost: $965,455)                            993,135
                                                                     -----------

E*TRADE INTERNATIONAL INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

                                                          Shares        Value
--------------------------------------------------------------------------------
PREFERRED STOCKS                                (0.3%)
AUSTRALIA                                       (0.2%)
News Corp., Ltd. (The)                                     4,520         36,996
                                                                    -----------

GERMANY                                         (0.1%)
Fresenius Medical Care AG                                     21          1,124
Porsche AG                                                    12          8,066
Prosieben SAT.1 Media AG                                     129          2,323
RWE AG, Non-Voting                                            40          1,614
Volkswagen AG                                                347         10,048
                                                                    -----------
                                                                         23,175
                                                                    -----------
Total Preferred Stocks (Cost: $61,876)                                   60,171
                                                                    -----------

                                                        Principal
                                                          Amount
                                                        ---------
SHORT-TERM INVESTMENTS
UNITED STATES                                   (2.5%)
The Bank of New York Cash Reserve                        409,894        409,894
                                                                    -----------
Total Short-Term Investment (Cost: $409,894)                            409,894
                                                                    -----------

Total Investments (Cost: $17,220,678)         (102.2%)               16,772,163
                                                                    -----------
Liabilities in Excess of Other Assets          (-2.2%)                 (359,009)
                                                                    -----------
Net Assets                                    (100.0%)              $16,413,154
                                                                    ===========

* Represents non-income earning securities.

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
INVESTMENT BY INDUSTRY

                                                                   Percentage of
Industry                                                             Net Assets
--------------------------------------------------------------------------------
BANKING                                                                    16.6%
OIL & GAS                                                                   8.5%
COMMUNICATIONS                                                              7.8%
ELECTRIC UTILITIES                                                          7.6%
PHARMACEUTICALS                                                             7.1%
EXCHANGE TRADED FUNDS                                                       6.1%
BEVERAGES, FOOD AND TOBACCO                                                 5.3%
INSURANCE                                                                   4.6%
AUTOMOTIVE                                                                  4.0%
CHEMICALS                                                                   2.8%
MEDIA - BROADCASTING & PUBLISHING                                           2.3%
MANUFACTURING                                                               2.2%
RETAILERS                                                                   2.2%
FOOD RETAILERS                                                              2.0%
FINANCIAL SERVICES                                                          1.9%
TRANSPORTATION                                                              1.9%
MINING                                                                      1.6%
REAL ESTATE                                                                 1.6%
BUILDING MATERIALS                                                          1.1%
COMMERCIAL SERVICES                                                         1.1%
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                                 0.9%
COMPUTER SOFTWARE & PROCESSING                                              0.8%
HEAVY CONSTRUCTION                                                          0.8%
COSMETICS & PERSONAL CARE                                                   0.7%
DISTRIBUTION/WHOLESALE                                                      0.7%
ENTERTAINMENT & LEISURE                                                     0.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                    0.7%
FOREST PRODUCTS & PAPER                                                     0.6%
HEALTH CARE PROVIDERS                                                       0.6%
TEXTILE, CLOTHING & FABRICS                                                 0.6%
AEROSPACE/DEFENSE                                                           0.5%
HOLDING COMPANIES                                                           0.5%
AIRLINES                                                                    0.4%
STEEL PRODUCTION                                                            0.4%
WATER COMPANIES                                                             0.4%
COMPUTER & INFORMATION                                                      0.3%
HAND/MACHINE TOOLS                                                          0.3%
LODGING                                                                     0.3%
METALS                                                                      0.3%
ADVERTISING                                                                 0.2%
ELECTRONICS                                                                 0.2%
HEAVY MACHINERY                                                             0.2%
AGRICULTURE                                                                 0.1%
CONTAINERS & PACKAGING                                                      0.1%
MEDICAL & BIOTECHNOLOGY                                                     0.1%
SHORT-TERM INVESTMENTS AND LIABILITIES IN EXCESS OF OTHER ASSETS            0.3%
                                                                          -----
                                                                          100.0%
                                                                          =====

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

ASSETS
Investments at market value (Cost: $17,220,678) (Note 2)            $16,772,163
Foreign currency at value (Cost: $11,512)                                11,641
Receivable for fund shares purchased                                     22,422
Receivable for securities sold                                              949
Due from E*TRADE Asset Management, Inc. (Note 3)                         14,259
Interest receivable                                                      27,213
Dividends receivable                                                      4,947
Other assets                                                             55,708
                                                                    -----------
   TOTAL ASSETS                                                      16,909,302
                                                                    -----------

LIABILITIES
Payable for securities purchased                                        349,981
Distribution Payable                                                    104,506
Accrued audit fees                                                       14,901
Accrued legal fees                                                       11,674
Accrued advisory fee (Note 3)                                             3,306
Accrued administration fee (Note 3)                                       1,983
Accrued shareholder servicing fee (Note 3)                                3,306
Accrued other expenses                                                    6,491
                                                                    -----------
   TOTAL LIABILITIES                                                    496,148
                                                                    -----------

TOTAL NET ASSETS                                                    $16,413,154
                                                                    ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                     $17,849,309
Undistributed net investment income                                      20,552
Accumulated net realized gain (loss) on investments and foreign
   currency translations                                             (1,008,321)
Net unrealized appreciation (depreciation) of investments and
   translation of assets and liabilities in foreign currencies         (448,386)
                                                                    -----------
TOTAL NET ASSETS                                                    $16,413,154
                                                                    ===========

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)            1,888,273
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE      $      8.69
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $37,773)               $236,526
   Interest                                                                 125
                                                                       --------
      TOTAL INVESTMENT INCOME                                           236,651
                                                                       --------

EXPENSES (NOTE 3):
   Advisory fee                                                          18,423
   Administration fee                                                    11,054
   Shareholder servicing fees                                            18,423
   Audit and tax services                                                15,011
   Transfer and dividend disbursing agent                                12,012
   Custodian fee                                                          8,337
   Legal services                                                         4,467
   Trustee fees                                                             135
   Other expenses                                                           103
                                                                       --------
      TOTAL EXPENSES BEFORE WAIVER                                       87,965
Waived fees and reimbursed expenses (Note 3)                            (45,511)
                                                                       --------
   NET EXPENSES                                                          42,454
                                                                       --------
NET INVESTMENT INCOME                                                   194,197
                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES
Net realized gain (loss) on:
   Sale of investments                                                   58,808
   Foreign currency transactions                                         (8,952)
Net change in unrealized appreciation (depreciation) of:
   Investments                                                          344,224
   Translation of assets and liabilities in foreign currencies           (1,491)
                                                                       --------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      AND FOREIGN CURRENCIES                                            392,589
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $586,786
                                                                       ========

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                    Six Months Ended
                                                                                      June 30, 2004       Year Ended
                                                                                       (Unaudited)     December 31, 2003
                                                                                    ----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income                                                                  $   194,197        $   153,996
Net realized gain (loss) on sale of investments and foreign currency transactions           49,856           (210,205)
Net change in unrealized appreciation (depreciation) of investments
   and translations of assets and liabilities in foreign currencies                        342,733          2,843,837
                                                                                       -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            586,786          2,787,628
                                                                                       -----------        -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                  (193,670)          (149,151)

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                         6,548,524          4,820,098
Value of shares issued in reinvestment of dividends and distributions                       82,845            139,598
Cost of shares redeemed                                                                 (2,059,077)        (2,842,285)
                                                                                       -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK        4,572,292          2,117,411
                                                                                       -----------        -----------

REDEMPTION FEES (Note 2)                                                                     4,939              2,345
                                                                                       -----------        -----------

NET INCREASE (DECREASE) IN NET ASSETS                                                    4,970,347          4,758,233
   NET ASSETS:
BEGINNING OF PERIOD                                                                     11,442,807          6,684,574
                                                                                       -----------        -----------
END OF PERIOD                                                                          $16,413,154        $11,442,807
                                                                                       ===========        ===========

SHARE TRANSACTIONS:
Number of shares sold                                                                      757,900            673,046
Number of shares reinvested                                                                  9,404             20,704
Number of shares redeemed                                                                 (240,233)          (409,099)
                                                                                       -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING                                              527,071            284,651
                                                                                       ===========        ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                Six Months Ended
                                                  June 30, 2004               Year Ended                Year Ended
                                                   (Unaudited)         December 31, 2003 /(6)/   December 31, 2002 /(6)/
                                                ----------------       -----------------------   -----------------------
FOR A SHARE OUTSTANDING FOR THE PERIO

NET ASSET VALUE, BEGINNING OF PERIOD                $  8.41                    $  6.21                   $  7.59
                                                    -------                    -------                   -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                               0.11/(1)/                  0.13/(1)/                 0.10
   Net realized and unrealized gain (loss)
      on investments                                   0.28                       2.20                     (1.37)
                                                    -------                    -------                   -------
   TOTAL FROM INVESTMENT OPERATIONS                    0.39                       2.33                     (1.27)
                                                    -------                    -------                   -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income           (0.11)                     (0.13)                    (0.11)
   Distributions in excess of net investment
      income                                             --                         --                        --
                                                    -------                    -------                   -------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                (0.11)                     (0.13)                    (0.11)
                                                    -------                    -------                   -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL               0.00/(2)/                  0.00/(2)/                 0.00/(2)/
                                                    -------                    -------                   -------
NET ASSET VALUE, END OF PERIOD                      $  8.69                    $  8.41                   $  6.21
                                                    =======                    =======                   =======

   TOTAL RETURN/(a)/                                   4.60%                     38.01%                   (16.77)%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)         $16,413                    $11,443                   $ 6,685
   Ratio of expenses to average net assets             0.58%/(3)/(4)/             0.65%/(4)/                0.65%/(4)/
   Ratio of net investment income to average
       net assets                                      2.64%/(3)/(5)/             1.95%/(5)/                1.59%/(5)/
   Portfolio turnover rate                            17.70%                      6.27%/(7)/               19.92%/(8)/

                                                                                                          Period from
                                                                                                        October 22, 1999
                                                                                                         (commencement
                                                       Year Ended                Year Ended          of operations) through
                                                December 31, 2001 /(6)/   December 31, 2000 /(6)/   December 31, 1999 /(6)/
                                                -----------------------   -----------------------   -----------------------
FOR A SHARE OUTSTANDING FOR THE PERIO

NET ASSET VALUE, BEGINNING OF PERIOD                    $  9.83                   $ 11.67                   $10.00
                                                        -------                   -------                   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.09                      0.12                     0.00/(2)/
   Net realized and unrealized gain (loss)
      on investments                                      (2.23)                    (1.86)                    1.67
                                                        -------                   -------                   ------
   TOTAL FROM INVESTMENT OPERATIONS                       (2.14)                    (1.74)                    1.67
                                                        -------                   -------                   ------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income               (0.11)                    (0.11)                   (0.00)/(2)/
   Distributions in excess of net investment
      income                                               0.01                        --                       --
                                                        -------                   -------                   ------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (0.10)                    (0.11)                   (0.00)/(2)/
                                                        -------                   -------                   ------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                   0.00/(2)/                 0.01                    (0.00)/(2)/
                                                        -------                   -------                   ------
NET ASSET VALUE, END OF PERIOD                          $  7.59                   $  9.83                   $11.67
                                                        =======                   =======                   ======

   TOTAL RETURN/(a)/                                     (21.70)%                  (14.92)%                  16.74%/(10)/
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)             $ 7,081                   $ 8,164                   $5,899
   Ratio of expenses to average net assets                 0.58%/(4)/                0.55%/(9)/               0.55%/(3)/(9)/
   Ratio of net investment income to average
      net assets                                           1.15%/(5)/                1.15%                    0.24%/(3)/
   Portfolio turnover rate                                 6.79%/(8)/               45.00%/(8)/              39.00%/(8)/(10)/

----------
/(a)/ The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

/(1)/ Calculated based on average shares outstanding.

/(2)/ Rounds to less than $0.01.

/(3)/ Annualized.

/(4)/ The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2004 and years ended December 31, 2003, December 31, 2002 and December 31, 2001 were 1.19%, 3.02%, 2.59%, and 1.64%, respectively.

/(5)/ The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2004 and years ended December 31, 2003, December 31, 2002 and December 31, 2001 were 2.02%, (0.42)%, (0.35)% and 0.09%, respectively.

/(6)/ Per share amounts and ratios reflect income and expenses assuming inclusion of the fund's proportionate share of the income and expenses of the International Index Master Portfolio.

/(7)/ For the period November 10, 2003 through December 31, 2003.

/(8)/ Portfolio turnover rate of the International Index Master Portfolio.

/(9)/ The Investment Adviser voluntarily agreed to pay the non-affiliated
     Trustee expenses for the Fund for the period October 22, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.55% for the period from October 22, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.

/(10)/ For the period October 22, 1999 (commencement of operations) through
     December 31, 1999 and is not indicative of a full year's operating results.

The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

1. ORGANIZATION

E*TRADE International Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2004, the Trust consisted of nine operating series: the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE International Index Fund.

The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index ("MSCI EAFE Free Index")*. The Fund seeks to achieve its objective by matching the total return performance of foreign stock markets by investing in a representative sample of common stocks that comprise the MSCI EAFE Free Index.

* "Morgan Stanley Capital International Europe, Australasia, and Far East Free Index(R)", "EAFE Free Index(R)", and "EAFE(R)" are service marks of Morgan Stanley Capital International Inc. ("MSCI"). MSCI does not sponsor the Fund nor is it affiliated in any way with the E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), formerly known as E*TRADE Group, Inc. The Fund is not sponsored, endorsed, sold, or promoted by the MSCI EAFE Free Index or MSCI, and neither the MSCI EAFE Free Index nor MSCI makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund. The MSCI EAFE Free Index is the exclusive property of MSCI, and Morgan Stanley Capital International is a service mark of MSCI.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). In this regard, effective July 14, 2004, the Fund implemented the use of certain

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

third party research services in determining the fair value of foreign securities primarily traded in foreign markets when significant events occur subsequent to the close of such foreign markets. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Expenses attributable to all Funds in the Trust are allocated to each Fund based on the relative net assets of the Fund.

FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gain or loss on investments.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FEDERAL INCOME TAXES

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. It is the Fund's policy to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2003, for federal income tax purposes, the Fund had a capital loss carryforward of $1,013,508, of which $156,021, $56,945, $665,614, and
$134,928 will expire in 2008, 2009, 2010, and 2011, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2003, the Fund has elected to defer $44,669 of capital losses attributable to post-October losses.

At June 30, 2004, the cost of investments for federal income tax purposes was $17,220,678. Net unrealized depreciation aggregated $448,515, of which $569,025 represented gross unrealized appreciation on securities and $1,017,540 represented gross unrealized depreciation on securities.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the six months ended June 30, 2004 were $4,939 and are set forth in the Statement of Changes in Net Assets.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), which was formerly known as E*TRADE Group, Inc., serves as the investment adviser for the Fund pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

World Asset Management ("World Asset") serves as the Fund's investment sub-adviser. World Asset is a direct subsidiary of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated at an annual rate equal to 0.15% of the Fund's average daily net assets.

ETAM also provides certain administrative services to the Fund, pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Effective September 30, 2004, ETAM will assess an account maintenance fee of $2.50 per quarter to offset shareholder servicing cost if an account balance in the Fund fails below $5,000 (for any reason, including a decline in the value of the Fund's shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Fund's Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege.

ETAM and E*TRADE Securities, the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE FINANCIAL, both provide shareholder servicing to the Fund under a Shareholder Servicing Agreement. For its services, ETAM receives a non-Rule 12b-1 shareholder servicing fee equal to an

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

annual rate of 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities for services it provides to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least April 30, 2005. The Expense Limitation Agreement may continue from year to year thereafter. Effective May 28, 2004, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) on an annualized basis are limited to 0.33%, of the Fund's average daily net assets. This expense limit was reduced from 0.34% of the Fund's average daily net assets. Prior to April 29, 2004, the expense limit for the Fund was 0.65% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of
(i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $403,271 was eligible for reimbursement as of December 31, 2003.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides, fund accounting, custodial, and certain fund services for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

4. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent, and receive interest on the investment of cash collateral.

The Fund did not participate in securities lending during the six months ended June 30, 2004.

5. FUTURES CONTRACTS

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited) (continued)

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not hold any futures contracts during the six months ended June 30, 2004.

6. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not invest in any repurchase agreements during the six months ended June 30, 2004.

7. SHORT SALES OF SECURITIES

The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Fund did not enter into any short sale transactions during the six months ended June 30, 2004.

8. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $7,522,652 and $2,573,295, respectively, for the six months ended June 30, 2004.

Proxy Voting Policies and Procedures

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds' Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etrade.com/mutualfunds (click on the "E*TRADE Funds" tab, then "Prospectus" and "Statement of Additional Information" for the Fund) and by accessing the Securities and Exchange Commission's website at www.sec.gov.

Item 2. Code of Ethics.

The information required by this Item is only required in an annual report.

Item 3. Audit Committee Financial Expert.

The information required by this Item is only required in an annual report.

Item 4. Principal Accountant Fees and Services.

The information required by this Item is only required in an annual report.

Item 5. Audit Committee of Listed Registrant.

The information required by this Item is only required in an annual report.

Item 6. Schedule of Investments.

The schedule is included as a part of the report to shareholders file under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

The Board recently approved certain amendments to the charter of its Compensation and Nominating Committee ("Committee") in order to include a process by which the Committee will consider, as needed, candidates for nomination as members of the Board, including recommendations of nominees submitted to the Committee by Fund shareholders. The procedures to be followed by Fund shareholders in submitting a recommendation to the Committee for its consideration are based on procedures and eligibility standards in proposed Rule 14a-11 under the Securities Exchange Act of 1934. Prior to the adoption of such amendments to the charter for the Committee, the Committee was not required to consider nominees recommended by Fund shareholders.

Item 10. Controls and Procedures.

a) Based on their evaluation on August 24, 2004 the President (principal executive officer) and the Treasurer (principal financial officer) of the Funds believe that there were no significant deficiencies in the design or operation of the internal controls of the Funds or E*TRADE Asset Management, Inc. ("ETAM"), the investment adviser and administrator of the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of ETAM or the officers of the Funds, including its President and Treasurer.

b) There were no significant changes in the Funds and ETAM's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or ETAM's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or ETAM during such period.

Item 11. Exhibits.

(a) (1) Not applicable.

(a) (2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below:
    Attached hereto.

(b) The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) E*TRADE Funds


By (Signature and Title)* /s/ Dennis Webb
                          --------------------------
                              Dennis Webb, President

Date August 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Dennis Webb
                          --------------------------
                              Dennis Webb, President

Date August 24, 2004


By (Signature and Title)* /s/ Elizabeth Gottfried
                          ----------------------------------
                              Elizabeth Gottfried, Treasurer

Date August 24, 2004

* Print the name and title of each signing officer under his or her signature.